UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 98.23%

CALIFORNIA - 97.06%
$     1,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                 HOMES FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE)               5.00%        07/01/2007   $   1,110,131
      1,105,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                 HOMES FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE)               5.00         07/01/2008       1,120,514
        470,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
                 CA HOSPITAL ASSOCIATION SERIES C                                       4.00         03/01/2008         470,461
        380,000  ANGELS CALIFORNIA PUBLIC FINANCING AUTHORITY SERIES A (OTHER
                 REVENUE)                                                               4.75         09/02/2008         389,257
        325,000  BAY AREA CA GOVERNMENT ASSOCIATION SAN FRANCISCO EXTENSION
                 CAPITAL GRANT SERIES A                                                 4.88         06/15/2009         325,332
      1,000,000  BAY AREA GOVERNMENT ASSOCIATION CA (STATE & LOCAL
                 GOVERNMENTS, AMBAC INSURED)                                            5.00         06/15/2006       1,003,390
        220,000  BRET HARTE CA UNION HIGH SCHOOL DISTRICT (LEASE REVENUE,
                 AMBAC INSURED)%%                                                       3.50         09/01/2010         219,754
        600,000  CALIFORNIA CASA COLINA PROJECT (HEALTHCARE FACILITIES REVENUE)         5.50         04/01/2013         628,836
        490,000  CALIFORNIA CATHOLIC WEST SERIES A (HEALTHCARE FACILITIES
                 REVENUE)                                                               5.00         07/01/2006         491,857
         85,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                 CATHOLIC WEST (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)
                 ss.+/-                                                                 4.45         07/01/2026          87,677
        915,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                 CATHOLIC WEST (HEALTH FACILITIES FINANCING AUTHORITY
                 REVENUE)+/-                                                            4.45         07/01/2026         926,483
         35,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                 PREREFUNDED CATHOLIC 2005 SERIES A (HEALTHCARE FACILITIES
                 REVENUE)                                                               5.00         07/01/2006          35,128
        325,000  CALIFORNIA HEALTH FACILITIES FINANCING UNREFUNDED
                 BALANCE-CATHOLIC-2005-A (HEALTH FACILITIES FINANCING
                 AUTHORITY REVENUE)                                                     5.00         07/01/2006         326,189
      1,000,000  CALIFORNIA HOME MORTGAGE (HOUSING REVENUE)                             3.20         02/01/2010         986,080
      1,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE
                 DISPOSAL WASTE MANAGEMENT PROJECT SERIES A (POLLUTION CONTROL
                 REVENUE)+/-                                                            5.13         07/01/2031       1,029,110
        480,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)                                         4.50         04/01/2006         480,000
      1,000,000  CALIFORNIA PRESBYTERIAN HOSPITAL (HEALTHCARE FACILITIES
                 REVENUE, MBIA INSURED)                                                 5.50         05/01/2007       1,021,660
      1,000,000  CALIFORNIA STATE (GENERAL OBLIGATION - SCHOOL DISTRICTS, MBIA
                 INSURED)                                                               5.25         12/01/2025       1,068,920
      1,000,000  CALIFORNIA STATE (OTHER REVENUE)                                       4.50         06/30/2006       1,002,750
      1,000,000  CALIFORNIA STATE (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY
                 INSURED)                                                               5.75         10/01/2010       1,084,270
        950,000  CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING
                 AUTHORITY SERIES A (OTHER REVENUE)                                     5.00         03/01/2010         997,196
      1,500,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES A3
                 (PROPERTY TAX REVENUE, CITIBANK NA LOC) ss.+/-                         3.04         05/01/2034       1,500,000
      1,000,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                 REVENUE, MBIA INSURED)                                                 5.00         07/01/2012       1,068,440
      1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT GENERAL
                 SERVICES BUTTERFIELD STATE A (LEASE REVENUE)                           4.00         06/01/2011       1,002,970
      1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
                 SERIES C (LEASE REVENUE)                                               5.25         11/01/2008       1,291,975
        100,000  CALIFORNIA STATE PUBLIC WORKS BOARD OF TRUSTEES CALIFORNIA
                 STATE UNIVERSITY SERIES A (LEASE REVENUE)                              5.50         10/01/2010         106,779
      1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD PUTTERS SERIES 962 (LEASE
                 REVENUE, MBIA INSURED) ss.+/-                                          3.19         05/01/2013       1,000,000
      2,000,000  CALIFORNIA STATE SERIES 27 (GENERAL OBLIGATION - STATES,
                 TERRITORIES, MBIA INSURED)^                                            3.86         09/01/2011       1,628,740
      1,780,000  CALIFORNIA STATE SERIES 997 (GENERAL OBLIGATION - STATES,
                 TERRITORIES, AMBAC INSURED)+/-ss.                                      3.20         09/01/2012       1,780,000
        745,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                 AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY
                 REVENUE)                                                               5.00         07/01/2010         783,323
      1,500,000  CALIFORNIA STATEWIDE CDA ss.+/-                                        3.60         05/15/2029       1,500,000
      1,880,000  CALIFORNIA STATEWIDE CDA CERTIFICATES OF PARTICIPATION (LEASE
                 REVENUE, JP MORGAN CHASE BANK LOC) ss.+/-                              3.15         12/01/2018       1,880,000
      1,000,000  CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                 (SOLID WASTE REVENUE)                                                  4.95         12/01/2012       1,039,920
        500,000  CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE,
                 MBIA INSURED)                                                          5.50         09/01/2014         546,235
      1,000,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
                 A3 (HOUSING REVENUE)+/-                                                5.10         05/15/2025       1,029,390

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (continued)
$       500,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E
                 (HEALTHCARE FACILITIES REVENUE)+/-                                     4.70%        11/01/2036   $     509,275
      2,500,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES I
                 (HEALTHCARE FACILITIES REVENUE)+/-                                     3.45         04/01/2035       2,414,025
        925,000  CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
                 (HOUSING REVENUE)                                                      4.25         07/01/2012         908,600
      1,390,000  CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER
                 REVENUE, AMBAC INSURED)                                                5.50         08/01/2011       1,483,644
        505,000  CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & UNIVERSITY
                 REVENUE)                                                               4.10         11/01/2010         508,323
        300,000  CALIFORNIA VETERANS BONDS SERIES A (PROPERTY TAX REVENUE)              9.00         04/01/2009         344,115
      1,000,000  CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL
                 PROJECT (ELECTRIC REVENUE, MBIA INSURED)                               5.25         07/01/2010       1,043,420
        775,000  COMPTON CALIFORNIA SOLID WASTEMANAGEMENT (SOLID WASTE REVENUE)         4.80         08/01/2020         775,000
      1,200,000  CONTRA COSTA CA SERIES K (WATER REVENUE, FIRST SECURITY BANK
                 LOC)                                                                   5.00         10/01/2009       1,258,008
      1,000,000  CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT
                 (LEASE REVENUE, MBIA INSURED)                                          5.25         11/01/2010       1,042,620
        500,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART TRANSIT SERIES A
                 (MULTI-FAMILY HOUSING REVENUE, GIC-RABOBANK NEDERLAND LOC)+/-          3.95         04/15/2046         499,080
      1,000,000  CSUCI CA RENTAL HOUSING (COLLEGE AND UNIVERSITY REVENUE,
                 CITIBANK NA LOC) +/-ss.                                                3.15         08/01/2031         985,760
        235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                 ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                         5.00         12/15/2010         242,229
        400,000  DEL MAR CA RACE TRACK AUTHORITY (SPORTS FACILITIES REVENUE)            4.00         08/15/2006         400,464
        300,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE,
                 AMBAC INSURED)^                                                        6.06         09/01/2010         231,354
        885,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE,
                 AMBAC INSURED)^                                                        6.20         09/01/2011         638,970
      1,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                 APPRECIATION SENIOR LIEN SERIES A                                      7.05         01/01/2010       1,119,570
        240,000  HAWTHORNE CA 2004 SERIES B (PROPERTY TAX REVENUE, MBIA
                 INSURED)^                                                              4.37         08/01/2015         161,083
        500,000  INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX ALLOCATION
                 REVENUE, MBIA INSURED)                                                 5.38         05/01/2012         511,905
        630,000  INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX INCREMENTAL
                 REVENUE, MBIA INSURED)                                                 5.50         05/01/2016         648,994
      3,550,000  INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL
                 IMPORTANT PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY
                 BANK LOC)                                                              6.25         08/01/2011       3,786,217
        500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                 (SPECIAL TAX REVENUE)                                                  5.35         09/01/2010         522,730
      3,000,000  LODI CA ELECTRIC SYSTEMS COP SERIES B (ELECTRIC REVENUE, MBIA
                 INSURED)^                                                              5.77         01/15/2024       1,105,650
        500,000  LOMA LINDA CAMEDICARE CENTER A (HOSPITAL REVENUE)                      4.00         12/01/2011         493,565
        230,000  LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                        4.75         08/15/2011         230,202
        500,000  LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE
                 REVENUE, INDLC)                                                        9.63         07/01/2013         601,740
        500,000  LOS ANGELES COUNTY CALIFORNIA TRANSPORTATION COMMISION SERIES
                 B (SALES TAX REVENUE)                                                  6.50         07/01/2010         536,110
        925,000  MODESTO CA SERIES A (POWER REVENUE, MBIA INSURED)                      6.00         10/01/2015         954,313
      1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                 TRANSFER FACILITY (SOLID WASTE REVENUE)                                5.10         02/15/2011       1,014,150
      1,500,000  NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)                                                                  12.00         08/01/2013       2,256,600
      1,400,000  NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION
                 PROJECT SERIES A (POWER REVENUE, MBIA INSURED)                         7.00         05/01/2013       1,631,714
        590,000  ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY ONTARIO
                 REDEVELOPMENT PROJECT # 1 (TAX INCREMENTAL REVENUE, MBIA
                 INSURED)                                                               6.90         08/01/2010         664,836
      1,250,000  ORANGE COUNTY CA LADERA RANCH SERIES A (SPECIAL TAX REVENUE)           6.70         08/15/2029       1,393,700
      1,000,000  ORANGE COUNTY CA SERIES A (LEASE REVENUE, MBIA INSURED)                5.60         07/01/2009       1,025,170
      1,965,000  OXNARD CALIFORNIA FINANCING AUTHORITY SOLID WASTE (SEWER
                 REVENUE, AMBAC INSURED)                                                5.00         05/01/2011       2,049,004
        100,000  PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA
                 LINDA SCHOOL (LEASE REVENUE, MBIA INSURED)                             5.10         08/01/2006         100,603
        825,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                 REVENUE)                                                               4.50         09/01/2012         838,117
        310,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A
                 (SPECIAL TAX REVENUE, AMBAC INSURED)                                   3.50         09/02/2012         304,860

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (continued)
$       985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE,
                 AMBAC INSURED)                                                         5.00%        08/01/2012   $   1,032,556
        740,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                 INCORPORATED PROJECT (AIRPORT REVENUE)                                 8.00         07/01/2013         851,977
        270,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT # 2 SERIES A
                 (SPECIAL TAX REVENUE)                                                  3.85         09/01/2009         265,807
      1,000,000  STATE SCHOOL FUNDING OARS-OAKLAND UNIVERSITY SCHOOL DISTRICT-
                 SERIES C (ECONOMIC DEVELOPMENT REVENUE, FGIC INSURED) ss.+/-           3.36         08/15/2023       1,000,000
      1,310,000  SUNNYVALE CA (SOLID WASTE REVENUE, AMBAC INSURED)                      5.00         10/01/2010       1,367,024
        285,000  SWEETWATER CA HIGH SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
                 SPECIAL TAX SERIES B (SPECIAL TAX REVENUE)                             3.50         09/01/2007         284,359
        395,000  SWEETWATER CA HIGH SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
                 SPECIAL TAX SERIES B (SPECIAL TAX REVENUE)                             3.50         09/01/2008         392,792
        415,000  TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT DISTRIBUTION
                 FACILITIES (LEASE REVENUE, AMBAC INSURED)                              5.00         04/01/2012         436,717
        245,000  WHITTIER CA PUBLIC FINANCING AUTHORITY GREENLEAF AVE WHITTIER
                 REDEVELOPMENT SERIES A (LEASE REVENUE)                                 5.00         11/01/2012         255,214

                                                                                                                     72,084,933
                                                                                                                  -------------

PUERTO RICO - 1.17%
        805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS (PROPERTY TAX
                 REVENUE, MBIA INSURED)                                                 5.75         07/01/2020         869,625
                                                                                                                  -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $72,988,812)                                                                     72,954,558
                                                                                                                  -------------

SHARES

SHORT-TERM INVESTMENTS - 0.74%
        551,343  WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~@                                                   551,343
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $551,343)                                                                            551,343
                                                                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $73,540,155)*                                      98.97%                                                   $  73,505,901
                                                       -------                                                    -------------

OTHER ASSETS AND LIABILITIES, NET                         1.03                                                          763,303
                                                       -------                                                    -------------

TOTAL NET ASSETS                                        100.00%                                                   $  74,269,204
                                                       -------                                                    -------------

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $551,343.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


3


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INVESTMENT COMPANIES - 2.59%
         54,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST
                 INCORPORATED                                                                                       $      840,294
        254,300  MUNIYIELD CALIFORNIA FUND INCORPORATED                                                                  3,372,018
        414,378  MUNIYIELD CALIFORNIA INSURED FUND INCORPORATED                                                          6,074,781
        157,740  VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                      2,467,054

TOTAL INVESTMENT COMPANIES (COST $11,709,890)                                                                           12,754,147
                                                                                                                    --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 97.34%

CALIFORNIA - 96.50%
$     4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
                 REVENUE LOC) +/-ss.                                                    4.85%        07/01/2008          4,000,000
      4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING
                 HOUSE (NURSING HOME REVENUE)                                           5.50         02/15/2029          4,123,640
      2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
                 MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                         5.30         10/01/2032          2,253,837
      1,500,000  ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                 FGIC INSURED)^                                                         4.63         08/01/2018            858,510
      2,000,000  ACALANES CALIFORNIA UNION HIGH SCHOOL DISTRICT (FIRST
                 SECURITY BANK LOC)                                                     5.25         08/01/2025          2,152,640
      1,500,000  ANAHEIM CA PFA PUBLIC IMPROVEMENTS PROJECT SERIES C (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)^                                     4.77         09/01/2022            698,070
      1,905,000  ANGELS CALIFORNIA PUBLIC FINANCING AUTHORITY REASSESSMENT
                 REVENUE (SPECIAL TAX REVENUE)                                          4.60         09/02/2021          1,873,529
      4,345,000  AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE)                                                    5.88         09/01/2020          4,592,361
     10,000,000  BAKERSFIELD CA CTFS PARTNERSHIP SERIES B (LEASE REVENUE)^              4.71         04/15/2021          5,001,900
      3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT NUMBER
                 2000-1 LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE,
                 AMBAC INSURED)                                                         5.75         08/01/2030          3,791,698
      5,000,000  BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                     5.00         08/01/2027          5,159,350
      2,000,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                      4.75         09/02/2024          2,030,440
      1,195,000  BRET HARTE CA UNION HIGH SCHOOL DISTRICT CERTIFICATES OF
                 PARTICIPATION (LEASE REVENUE, AMBAC INSURED)%%                         4.25         09/01/2026          1,155,338
      1,195,000  BUTTE GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX REVENUE,
                 MBIA INSURED)                                                          5.50         08/01/2019          1,310,270
      1,500,000  CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC
                 INSURED)^                                                              4.76         08/01/2021            735,750
      4,000,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    5.00         03/01/2028          4,039,400
      3,000,000  CALIFORNIA CASA COLINA PROJECT (HEALTHCARE FACILITIES REVENUE)         6.00         04/01/2022          3,193,800
        250,000  CALIFORNIA HEALTH FACILITIES HEALTH CATHOLIC SERIES A
                 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                         5.75         07/01/2015            255,393
      4,900,000  CALIFORNIA HOME MORTGAGE SERIES G (HOUSING REVENUE, FIRST
                 SECURITY BANK LOC) +/-ss.                                              3.17         08/01/2031          4,900,000
      5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (LEASE
                 REVENUE, MBIA INSURED)                                                 5.50         06/01/2025          5,411,400
      5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID
                 GLADSTONE INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE)            5.25         10/01/2034          5,114,000
      1,275,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SCRIPPS
                 RESEARCH INSTITUTE SERIES A (HEALTHCARE FACILITIES REVENUE)            5.75         07/01/2030          1,328,525
        190,000  CALIFORNIA MULTI UNIT RENTAL HOUSING SERIES B-II (HOUSING
                 REVENUE)                                                               6.70         08/01/2015            191,431
      1,500,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)                                         5.13         04/01/2017          1,535,340
      1,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)                                         5.25         04/01/2024          1,020,680
      2,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                 (COLLEGE &  UNIVERSITY REVENUE)                                        6.75         06/01/2030          2,156,440
        165,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE
                 BACKED SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA
                 INSURED)                                                               6.25         12/01/2031            165,459
        220,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE
                 BACKED SECURITIES PROGRAM SERIES B5 (HOUSING REVENUE, GNMA
                 INSURED)+/-                                                            6.35         12/01/2029            220,647

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     1,000,000  CALIFORNIA SAINT FRANCIS MEMORIAL HOSPITAL SERIES C
                 (HEALTHCARE FACILITIES REVENUE)                                        5.88%        11/01/2023     $    1,179,410
        210,000  CALIFORNIA SMALL FACILITY LOAN SERIES A (HEALTHCARE
                 FACILITIES REVENUE, CALIFORNIA MORTGAGE INSURED)                       6.75         03/01/2020            210,485
      1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                 PROGRAM SERIES MM (LEASE REVENUE)                                      5.50         06/01/2021          1,111,964
      7,000,000  CALIFORNIA STATE (GENERAL OBLIGATION)                                  5.00         03/01/2025          7,271,530
        450,000  CALIFORNIA STATE (GENERAL OBLIGATION - STATES, TERRITORIES,
                 AMBAC INSURED)                                                         5.25         12/01/2024            474,530
      1,000,000  CALIFORNIA STATE (OTHER REVENUE)                                       4.50         06/30/2006          1,002,750
      4,550,000  CALIFORNIA STATE (OTHER REVENUE, AMBAC INSURED)                        5.25         12/01/2024          4,863,586
      6,000,000  CALIFORNIA STATE (PROPERTY TAX REVENUE)                                5.00         02/01/2033          6,132,600
      3,000,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS SERIES A
                 (OTHER REVENUE, AMBAC INSURED)                                         5.30         12/01/2021          3,188,880
      5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2
                 (WATER REVENUE)                                                        6.00         12/01/2007          5,202,850
      3,325,000  CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE
                 SERIES A (OTHER REVENUE)                                               4.80         12/01/2027          3,353,030
      1,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE POWER SUPPLY SERIES
                 C-13 (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss.                3.14         05/01/2022          1,000,000
      3,500,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                 SENIOR AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE &
                 UNIVERSITY REVENUE)                                                    6.00         07/01/2022          3,943,905
      2,000,000  CALIFORNIA STATEWIDE CDA+/-ss.                                         3.60         05/15/2029          2,000,000
      2,800,000  CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER
                 (HEALTHCARE FACILITIES REVENUE)                                        6.50         08/01/2012          2,998,324
      2,000,000  CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING
                 FOUNDATION+/-ss.                                                       4.45         12/01/2028          2,000,000
        500,000  CALIFORNIA STATEWIDE CDA CERTIFICATES OF PARTICIPATION (LEASE
                 REVENUE, JP MORGAN CHASE BANK LOC) +/-ss.                              3.07         12/01/2018            500,000
      2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
                 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                          5.25         08/15/2029          2,096,060
      2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
                 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                          5.25         08/15/2029          2,096,060
      2,010,000  CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
                 (HOUSING REVENUE, GNMA INSURED)                                        6.10         12/20/2035          2,112,952
      4,210,000  CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER
                 AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                            5.25         10/01/2027          4,467,063
      5,000,000  CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HEALTHCARE
                 FACILITIES REVENUE)                                                    5.38         04/01/2017          5,083,800
      4,255,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED
                 (HEALTHCARE FACILITIES REVENUE)                                        6.50         07/01/2020          4,757,473
      1,745,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED (HEALTHCARE
                 FACILITIES REVENUE)                                                    6.50         07/01/2020          1,914,928
      6,000,000  CALIFORNIA SUTTER HEALTH SERIES A (HEALTHCARE FACILITIES
                 REVENUE)                                                               6.25         08/15/2031          6,635,040
      2,750,000  CALIFORNIA SUTTER HEALTH SERIES C (HEALTHCARE FACILITIES
                 REVENUE, FIRST SECURITY BANK LOC)                                      5.13         08/15/2022          2,848,862
      2,000,000  CALIFORNIA THE EPISCOPAL HOME (HEALTHCARE FACILITIES REVENUE,
                 CALIFORNIA MORTGAGE INSURED)                                           5.25         02/01/2021          2,077,120
      1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999
                 (PROPERTY TAX REVENUE, FGIC INSURED)                                   5.00         08/01/2032          1,033,270
        180,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE,
                 MBIA INSURED)                                                          6.50         04/01/2012            180,416
      1,080,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.25         10/01/2019          1,163,560
      1,140,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.25         10/01/2020          1,226,560
      5,000,000  CENTER USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
                 REVENUE, MBIA INSURED)^                                                4.77         09/01/2021          2,439,350
      2,645,000  CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GENERAL
                 OBLIGATION PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE,
                 MBIA INSURED)                                                          6.45         02/01/2018          3,103,273
      4,000,000  CHABOT-LAS POSITAS CA COMMUNMITY COLLEGE DISTRICT - CAPITAL
                 APPRECIATION (PROPERTY TAX REVENUE, AMBAC INSURED)^%%                  4.51         08/01/2016          2,536,520
      3,000,000  CHICO PUBLIC FINANCING AUTHORITY REDEVELOPMENT PROJECT AREA
                 (TAX INCREMENTAL REVENUE, MBIA INSURED)                                5.13         04/01/2021          3,146,040
      1,800,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
                 DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)           6.00         08/01/2016          1,814,454
      1,000,000  CHULA VISTA CA IDR                                                     5.00         12/01/2027          1,023,930
      1,000,000  COMPTON CALIFORNIA SOLID WASTEMANAGEMENT (SOLID WASTE REVENUE)         4.80         08/01/2020          1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     5,000,000  CONTRA COSTA CA HOME MANAGEMENT FINANCING AUTHORITY (OTHER
                 REVENUE, MBIA INSURED)^                                                6.60%        09/01/2017     $    2,410,750
      2,755,000  CONTRA COSTA CA TRANSPORTATION AUTHORITY SERIES A (SALES TAX
                 REVENUE)                                                               6.50         03/01/2009          2,911,319
        270,000  CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                 7.75         05/01/2022            352,580
        885,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT
                 HILL PREREFUNDED (TAX ALLOCATION REVENUE)                              5.25         08/01/2028            942,401
      4,615,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT
                 HILL UNREFUNDED (TAX ALLOCATION REVENUE)                               5.25         08/01/2028          4,700,516
      1,035,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                 ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                         5.65         12/15/2019          1,098,414
      1,095,000  DINUBA CA UNIFORM SCHOOL DISTRICT FINANCING PROJECT (LEASE
                 REVENUE, AMBAC INSURED)                                                4.50         02/01/2024          1,085,660
      4,000,000  DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                 PROJECT (TAX INCREMENTAL REVENUE)^                                     5.75         12/01/2016          2,204,120
      5,250,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE)                     5.25         04/01/2024          5,332,950
      2,000,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE, ACA
                 INSURED)                                                               5.25         04/01/2019          2,054,900
      3,300,000  EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR
                 PROJECT (TAX INCREMENTAL REVENUE)                                      6.63         10/01/2029          3,515,688
      3,000,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION ELECTION 2002 SERIES E (GENERAL
                 OBLIGATION - SCHOOL DISTRICTS, XL CAPITAL ASSURANCE COMPANY
                 INSURED)^                                                              5.04         08/01/2023          1,278,870
      4,430,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                 INSURED)^                                                              5.02         09/01/2018          2,411,027
      5,185,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                 INSURED)^                                                              5.07         09/01/2019          2,669,445
      5,420,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                 INSURED)^                                                              5.10         09/01/2020          2,644,526
      5,120,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA
                 SERIES D (PROPERTY TAX REVENUE, XL CAPITAL ASSURANCE COMPANY
                 INSURED)                                                               5.00         08/01/2026          5,324,902
      3,000,000  EASTERN MUNICIPAL WATER DISTRICT CERTIFICATES PARTNERSHIP
                 SERIES A (WATER REVENUE, MBIA INSURED)                                 5.00         07/01/2023          3,149,550
      2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                 PHASE II (LEASE REVENUE, AMBAC INSURED)                                5.25         01/01/2034          2,593,275
        500,000  EMERYVILLE CA PUBLIC FINANCING AUTHORITY ASSESSMENT
                 DISTRIBUTION REFINANCING (SPECIAL FACILITIES REVENUE)                  5.75         09/02/2014            510,415
      1,750,000  EMERYVILLE CA PUBLIC FINANCING AUTHORITY ASSESSMENT
                 DISTRIBUTION REFINANCING (SPECIAL FACILITIES REVENUE)                  5.90         09/02/2021          1,785,928
      2,125,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CENTER FOR THE
                 ARTS (LEASE REVENUE, AMBAC INSURED)                                    6.00         09/01/2018          2,133,564
      2,000,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                 PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                        6.13         09/01/2011          2,158,840
      1,595,000  FOLSOM CA CORDOVA DISTRICT # 2 CAPITAL APPRECIATION SERIES A
                 (PROPERTY TAX REVENUE, MBIA INSURED)^                                  4.74         10/01/2019            854,154
      1,285,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                              5.50         10/01/2017          1,339,009
      5,040,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                              5.50         10/01/2027          5,190,041
      4,785,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                              5.60         10/01/2027          4,984,869
      3,000,000  FONTANA CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)           6.15         05/01/2020          3,143,160
      1,000,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                   6.63         12/01/2011          1,004,180
      2,420,000  GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
                 REVENUE, MBIA INSURED)^                                                4.34         08/01/2015          1,628,103
      2,500,000  HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                      6.00         12/01/2013          2,688,000
      4,500,000  HAWTHORNE CA SCHOOL DISTRICT (LEASE REVENUE, FIRST SECURITY
                 BANK LOC)                                                              6.00         11/01/2025          4,955,130
        450,000  HERMOSA BEACH CA CITY SCHOOL DISTRICT CAPITAL APPRECIATION
                 (PROPERTY TAX REVENUE, AMBAC INSURED)^                                 4.64         08/01/2017            269,177
      1,360,000  INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
                 INSURED)                                                               4.88         07/01/2023          1,401,997
      1,240,000  INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
                 INSURED)                                                               4.63         07/01/2025          1,250,180
      3,750,000  INDUSTRY CA URBAN DEVELOPMENT AGENCY CIVIC RECREATION
                 INDIVIDUAL SERIES 1 (TAX INCREMENTAL REVENUE, MBIA INSURED)            5.00         05/01/2017          3,845,812
      1,555,000  INGLEWOOD CA RDA MERGED REDEVELOPMENT PROJECT SERIES A (TAX
                 INCREMENTAL REVENUE, AMBAC INSURED)                                    5.25         05/01/2017          1,687,377

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$       255,000  JAMUL-DULZURA SD UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                 REVENUE)                                                               6.40%        08/01/2016     $      255,530
      2,000,000  KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE,
                 MBIA INSURED)                                                          5.60         08/01/2012          2,049,600
      4,000,000  LAKE ELSINORE CA PUBLIC FINANCING AUTHORITY SERIES A (TAX
                 INCREMENTAL REVENUE)                                                   5.50         09/01/2030          4,094,080
      3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                 (SPECIAL TAX REVENUE)                                                  5.63         09/01/2016          3,131,544
      3,000,000  LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC
                 INSURED)                                                               6.00         11/01/2008          3,179,580
      1,500,000  LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC
                 INSURED)                                                               6.00         11/01/2017          1,704,120
      2,900,000  LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
                 1998 SERIES B (PROPERTY TAX REVENUE, MBIA INSURED)^                    5.28         08/01/2021          1,317,818
      4,745,000  LOS ANGELES CA HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE)            5.38         11/01/2015          4,830,932
      2,720,000  LOS ANGELES CA HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE)            5.38         11/01/2023          2,767,790
      2,200,000  LOS ANGELES CA USD MULTIPLE PROPERTY PROJECTS SERIES A (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                      5.50         10/01/2010          2,265,978
      3,475,000  LOS ANGELES CA WATER AND POWER REVENUE (WATER REVENUE, FIRST
                 SECURITY BANK LOC)                                                     5.00         07/01/2025          3,637,178
      1,025,000  LOS ANGELES COUNTY CA CAPITAL APPRECIATION (LEASE REVENUE,
                 AMBAC INSURED)^                                                        4.75         09/01/2020            525,374
      2,700,000  LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION
                 SERIES B (LEASE REVENUE, AMBAC INSURED)                                6.00         12/01/2014          3,096,954
      2,000,000  LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION
                 SERIES B (LEASE REVENUE, AMBAC INSURED)                                6.00         12/01/2015          2,308,060
      2,235,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                 SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                         4.64         08/01/2018          1,277,034
        805,000  MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)              6.00         10/01/2012            805,781
      4,375,000  MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                 INCREMENTAL REVENUE, AMBAC INSURED)                                    5.00         05/01/2021          4,546,587
      1,260,000  MOUNTAIN VIEW CA LOS ALTOS UNION HIGH SCHOOL DISTRICT SERIES
                 D (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                     4.69         08/01/2019            683,789
      1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                 TRANSFER FACILITY (SOLID WASTE REVENUE)                                5.50         02/15/2013          1,104,062
      1,900,000  NORCO CALIFORNIA REDEVELOPMENT AGENCY (TAX INCREMENTAL
                 REVENUE, AMBAC INSURED)                                                5.00         03/01/2026          1,967,659
      3,000,000  NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION
                 PROJECT SERIES A (POWER REVENUE, MBIA INSURED)                         7.00         05/01/2013          3,496,530
      1,305,000  OCEANSIDE CA CDA DOWNTOWN REDEVELOPMENT PROJECT (TAX
                 ALLOCATION REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)              4.50         09/01/2020          1,312,230
      1,500,000  ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY ONTARIO
                 REDEVELOPMENT PROJECT # 1 (SPECIAL TAX REVENUE, MBIA INSURED)          6.00         08/01/2015          1,508,040
     11,000,000  PALM SPRINGS CA CERTIFICATE (HOSPITAL REVENUE)^                        4.71         04/15/2021          5,502,090
      1,000,000  PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)^                                     4.78         09/01/2021            487,140
      1,730,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                 REVENUE)                                                               6.25         01/01/2018          1,949,710
      2,045,000  PERRIS CA PUBLIC FINANCING AUTHORITY SERIES A (TAX
                 INCREMENTAL REVENUE)                                                   5.75         10/01/2031          2,151,688
      1,030,000  PERRIS CA PUBLIC FINANCING AUTHORITY SERIES A (TAX
                 INCREMENTAL REVENUE, MBIA INSURED)                                     5.25         10/01/2020          1,106,642
      5,500,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                6.25         12/01/2032          5,898,530
      2,000,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
                 INSURED)                                                               5.50         05/01/2019          2,227,440
      2,515,000  PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                    5.85         08/01/2032          2,666,227
      2,680,000  PONOMA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)            6.55         08/01/2029          3,408,906
      2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                 INSURED)                                                               5.50         11/01/2020          2,139,800
      5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                 INSURED)                                                               5.00         11/01/2021          5,126,550
      3,600,000  PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                    5.13         06/01/2030          3,548,232
      1,000,000  REDLANDS CA RDA REDEVELOPMENT PROJECT AREA SERIES A (TAX
                 REVENUE, AMBAC INSURED)                                                4.63         08/01/2022          1,007,680
      1,345,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                 REVENUE)                                                               4.88         09/01/2018          1,367,771
      1,000,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                 REVENUE)                                                               5.00         09/01/2021          1,020,860
      1,100,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
                 REVENUE)                                                               5.25         05/15/2013          1,116,907
      1,425,000  RIO HONDO CALIFORNIA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                 REVENUE, FGIC INSURED)^                                                4.68         08/01/2015            956,161
      8,595,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
                 COUNTY HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE, MBIA
                 INSURED)^                                                              4.93         06/01/2026          3,257,677

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     2,410,000  RIVERSIDE COUNTY CA PUBLIC FINANCING AUTHORITY REDEVELOPMENT
                 PROJECT 2005 SERIES A PREREFUNDED (TAX REVENUE)                        5.50%        10/01/2022     $    2,481,914
        840,000  RIVERSIDE COUNTY CA PUBLIC FINANCING AUTHORITY REDEVELOPMENT
                 PROJECT 2005 SERIES A UNREFUNDED (TAX REVENUE)                         5.50         10/01/2022            856,313
      1,310,000  RIVERSIDE COUNTY CA PUBLIC FINANCING AUTHORITY REDEVELOPMENT
                 PROJECT SERIES A (TAX ALLOCATION REVENUE)                              5.50         10/01/2022          1,349,090
      3,990,000  ROCKLIN CA RDA ROCKLIN REDEVELOPMENT PROJECT SERIES A (TAX
                 INCREMENTAL REVENUE)                                                   5.50         09/01/2031          4,104,433
          5,000  SACRAMENTO CA FINANCING AUTHORITY (OTHER REVENUE)                      6.70         11/01/2011              5,012
      2,500,000  SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)            6.25         08/15/2010          2,706,825
        300,000  SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)            5.75         11/15/2008            301,149
        935,000  SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                          5.38         12/01/2013            990,642
      2,870,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
                 PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                       5.70         03/01/2034          2,971,655
      2,085,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 (SEWER REVENUE)                                                        4.75         12/01/2023          2,106,580
      3,910,000  SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST
                 SECURITY BANK LOC)^                                                    4.82         09/01/2023          1,723,254
      1,060,000  SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                 FACILITIES REVENUE)                                                    5.30         09/01/2020          1,097,683
      3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE REVENUE)          6.25         09/01/2029          3,489,920
      4,500,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES
                 A (SALES TAX REVENUE)                                                  6.00         04/01/2008          4,638,195
      1,530,000  SAN DIEGO COUNTY CALIFORNIA CTFS PARTN REF-EDGEMOOR PROJECT
                 AND REGL SYSTEM (LEASE REVENUE, AMBAC INSURED)                         5.00         02/01/2027          1,582,907
      2,390,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                 SERIES 15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                  5.00         05/01/2017          2,436,438
      2,500,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                 SERIES 27-B (AIRPORT REVENUE, FGIC INSURED)                            5.00         05/01/2019          2,604,900
      4,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)                                                    7.55         01/01/2008          4,348,360
      5,510,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)^                                                   4.55         01/01/2019          3,124,170
      5,055,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)^                                                   4.73         01/01/2023          2,332,984
      6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)^                                                   4.75         01/01/2024          2,635,020
      5,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)^                                                   4.76         01/01/2025          2,092,550
      3,300,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC
                 INSURED)^                                                              4.55         04/01/2016          2,115,729
      3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                 REVENUE)                                                               6.20         01/01/2041          3,456,453
      1,205,000  SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^              4.78         01/01/2021            605,537
      1,300,000  SAN MARCOS CA PUBLIC FACILITIES (STATE & LOCAL GOVERNMENTS)^           4.55         01/01/2019            737,100
      1,310,000  SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (STATE & LOCAL
                 GOVERNMENTS)^                                                          4.31         01/01/2015            905,917
      5,020,000  SAN MARCOS CA SERIES A (GENERAL OBLIGATION - STATES,
                 TERRITORIES)                                                           6.25         09/02/2022          5,947,796
      4,475,000  SAN MARCOS CA PUBLIC FACILITIES AUTHORITY PROJECT AREAS # 2
                 & 3 FING PJ-C (TAX ALLOCATION REVENUE, AMBAC INSURED)                  5.00         08/01/2028          4,636,816
      3,135,000  SAN SEDRO CA SCHOOL DISTRICT CAPITAL APPRECIATION SERIES D
                 (PROPERTY TAX REVENUE, FGIC INSURED)^                                  4.79         08/01/2022          1,460,910
      3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
                 (LEASE REVENUE)                                                        5.60         09/01/2019          3,146,880
      3,000,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
                 PROJECT SERIES I (LEASE REVENUE, AMBAC INSURED)                        4.38         05/15/2028          2,890,620
      5,000,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
                 PROJECT SERIES I (LEASE REVENUE, AMBAC INSURED)                        4.50         05/15/2031          4,836,050
      3,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
                 APARTMENTS SERIES A (HOUSING REVENUE)                                  6.50         09/01/2039          2,889,240
        150,000  SANTA MONICA CA COMMUNITY COLLEGE DISTRICT CAPITAL
                 APPRECIATION 2002 ELECTION SERIES C (OTHER REVENUE, MBIA
                 INSURED)^                                                              4.40         08/01/2015            100,346
      1,970,000  SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
                 REVENUE, AMBAC INSURED)                                                5.25         08/01/2022          2,178,091
      1,000,000  SONOMA VALLEY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)                                                              6.00         07/15/2021          1,016,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     1,765,000  SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT # 1 (TAX
                 INCREMENTAL REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)             5.25%        09/01/2019     $    1,887,438
      1,270,000  SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                  6.75         07/01/2011          1,428,052
      5,690,000  SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
                 SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^                         4.16         09/01/2013          4,207,015
      5,575,000  UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
                 REVENUE, AMBAC INSURED)                                                5.38         10/01/2034          5,902,308
      3,235,000  UNIVERSITY OF CALIFORNIA LIMITED PROJECT SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)                                      4.75         05/15/2026          3,271,847
      6,000,000  UNIVERSITY OF CALIFORNIA REVS SERIES F (COLLEGE & UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC)                                      4.75         05/15/2026          6,092,640
      3,275,000  VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER REVENUE,
                 FIRST SECURITY BANK LOC)                                               5.70         05/01/2016          3,346,002
      1,595,000  VERNON CA MALBURG GENERATING STATION PROJECT (ELECTRIC
                 REVENUE)                                                               5.50         04/01/2021          1,656,423
      2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
                 PROJECT AREA (TAX INCREMENTAL REVENUE)                                 5.88         09/01/2037          2,626,200
      1,135,000  WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                               5.75         08/01/2015          1,143,229
        800,000  WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
                 (HOUSING REVENUE)                                                      6.50         08/01/2010            801,480
      2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
                 CENTER SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)               5.38         10/01/2018          2,589,977
      1,600,000  YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES
                 A (SPECIAL TAX REVENUE, MBIA INSURED)^                                 5.00         09/01/2019            831,696

                                                                                                                       475,466,129
                                                                                                                    --------------

PUERTO RICO - 0.84%
      3,800,000  CHILDREN'S TRUST FUND PUERTO RICO                                      6.00         07/01/2010          4,142,114
                                                                                                                    --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $453,761,765)                                                                      479,608,243
                                                                                                                    --------------

SHARES

SHORT-TERM INVESTMENTS - 0.01%
         70,166  WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~@                                                       70,166
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $70,166)                                                                                 70,166
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $465,541,821)*                                     99.94%                                                     $  492,432,556
                                                       -------                                                      --------------

OTHER ASSETS AND LIABILITIES, NET                         0.06                                                             295,195
                                                       -------                                                      --------------

TOTAL NET ASSETS                                        100.00%                                                     $  492,727,751
                                                       -------                                                      --------------

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $70,166.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


6


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
INVESTMENT COMPANIES - 1.90%
          1,780  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                              $      31,292
         25,996  DREYFUS MUNICIPAL INCOME INCORPORATED                                                                  231,624
         17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                  223,092
         15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                               232,869
         25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND INCORPORATED                                                 385,293
         14,739  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                   208,410
         15,188  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                  217,948
         12,543  SELIGMAN SELECT MUNICIPAL FUND INCORPORATED                                                            125,430
              1  VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST                                                                       3

TOTAL INVESTMENT COMPANIES (COST $1,405,468)                                                                          1,655,961
                                                                                                                  -------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 97.35%

COLORADO - 96.16%
$     1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT # 27J BRIGHTON
                 (PROPERTY TAX REVENUE, MBIA INSURED)                                   5.50%        12/01/2019       1,358,875
        210,000  ADAMS 12 FIVE STAR SCHOOLS CO CAPITAL APPRECIATION SERIES B
                 (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)%%^                      4.54         12/15/2016         130,589
      1,000,000  ADAMS 12 FIVE STAR SCHOOLS CO CAPITAL APPRECIATION SERIES B
                 (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)%%^                      5.73         12/15/2025         377,160
      1,000,000  ADONEA METROPOLITAN DISTRICT #2 COLORADO REVENUE                       4.38         12/01/2015         975,910
        500,000  ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
                 (PROPERTY TAX REVENUE)                                                 6.38         12/01/2016         509,800
      1,000,000  AURORA CO MULTIFAMILY REVENUE+/-                                       4.25         12/20/2040         999,420
      1,000,000  BOULDER CO (WATER REVENUE)                                             5.60         12/01/2017       1,071,750
      1,000,000  BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC
                 PROJECT (OTHER REVENUE, MBIA INSURED)                                  5.50         09/01/2020       1,075,390
      1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER
                 REVENUE)                                                               5.25         06/01/2021       1,293,300
      1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (PRIVATE
                 SCHOOL REVENUE)                                                        7.13         12/15/2030       1,091,560
      1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY
                 CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)                        6.25         12/15/2012       1,068,780
      3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                 ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)               5.30         02/15/2029       3,858,900
      1,040,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL COLLEGIATE PROJECT (EDUCATIONAL FACILITIES REVENUE, XL
                 CAPITAL ASSURANCE COMPANY INSURED)                                     5.00         06/15/2019       1,087,622
        500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE)                          7.00         11/01/2029         553,110
      1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)          5.75         06/01/2016       1,088,540
      1,295,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY EXCEL
                 ACADEMY CHARTER SCHOOL PROJECT (GENERAL OBLIGATION - BOND
                 BANK, XL CAPITAL ASSURANCE COMPANY INSURED)                            5.50         12/01/2025       1,424,306
        100,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY JOHNSON
                 & WALES UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                         5.00         04/01/2023         103,399
      1,445,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PARKER
                 CORE CHARTER (EDUCATIONAL FACILITIES REVENUE, XL CAPITAL
                 ASSURANCE COMPANY INSURED)                                             5.00         11/01/2024       1,501,138
      1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
                 CHARTER SCHOOL PROJECT (LEASE REVENUE)                                 6.00         12/01/2021       1,660,530
        600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                 RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                             6.75         06/01/2029         543,528
      1,165,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
                 COLLEGIATE PROJECT (EDUCATIONAL FACILITIES REVENUE, XL
                 CAPITAL ASSURANCE COMPANY INSURED)                                     5.25         06/15/2024       1,237,451
        500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
                 MONTESSORI EVERGREEN PROJECT                                           6.50         12/01/2035         500,295
      1,040,000  COLORADO EXEMPLA INCORPORATED SERIES A (HEALTHCARE FACILITIES
                 REVENUE)                                                               5.50         01/01/2023       1,088,183
      1,750,000  COLORADO HOUSING & FINANCE AUTHORITY (HOUSING REVENUE)                 4.80         05/01/2030       1,737,732

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
COLORADO (continued)
$     2,060,000  COLORADO HOUSING & FINANCE AUTHORITY DRIVERS SERIES 120
                 (HOUSING REVENUE)+/-                                                   9.33%        04/01/2011   $   2,143,389
        375,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (HOUSING
                 REVENUE)                                                               6.50         08/01/2031         381,491
        190,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A3 (HOUSING
                 REVENUE)                                                               6.50         05/01/2016         192,263
        910,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A3 (HOUSING
                 REVENUE)                                                               5.25         05/01/2032         916,434
        615,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 (HOUSING
                 REVENUE)                                                               6.10         08/01/2023         642,060
      1,605,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING
                 REVENUE)+/-                                                            6.70         08/01/2017       1,635,110
        430,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING
                 REVENUE)                                                               6.55         08/01/2033         441,937
        470,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C3 (HOUSING
                 REVENUE, FHA INSURED)                                                  6.38         08/01/2033         477,661
         55,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D2 (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY)                              7.10         06/01/2014          55,246
        595,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E3 (HOUSING
                 REVENUE)                                                               6.60         08/01/2017         611,856
      1,320,000  COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                 FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                5.00         06/01/2023       1,374,740
        415,000  COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER
                 (HEALTHCARE FACILITIES REVENUE)                                        5.00         01/01/2008         417,731
      2,000,000  COLORADO PARKVIEW MEDICAL CENTER PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                    6.50         09/01/2020       2,193,320
      1,250,000  COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HEALTHCARE
                 FACILITIES REVENUE, AMBAC INSURED)                                     6.25         05/15/2011       1,394,337
        900,000  COLORADO SPRINGS CO COLORADO COLLEGE PROJECT (COLLEGE &
                 UNIVERSITY REVENUE)                                                    4.38         06/01/2026         866,646
      1,500,000  COLORADO STATE CERTIFICATE PARTNERSHIP (LEASE REVENUE, MBIA
                 INSURED)                                                               5.00         11/01/2030       1,556,625
        500,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                    5.75         09/15/2022         509,370
        945,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER PREREFUNDED (WATER REVENUE)                                      5.13         09/01/2018         978,037
         55,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER UNREFUNDED (WATER REVENUE)                                       5.13         09/01/2018          56,649
        970,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER (WATER REVENUE)                                                  5.00         09/01/2019       1,001,137
      1,410,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES A (WATER REVENUE)                                         4.50         09/01/2024       1,409,958
         30,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES B (OTHER REVENUE)                                         5.00         09/01/2019          30,800
      1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING
                 WATER SERIES A (WATER REVENUE)                                         5.50         09/01/2022       1,135,160
      1,810,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
                 (WATER REVENUE)                                                        4.88         09/01/2017       1,880,391
      1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
                 (WATER REVENUE)                                                        5.00         09/01/2019       1,032,150
      1,000,000  DENVER CITY & COUNTY CO HELEN G BONFILS FOUNDATION PROJECT
                 SERIES B (RECREATIONAL FACILITIES REVENUE)                             5.13         12/01/2017       1,019,040
      1,000,000  DENVER CITY & COUNTY CO SERIES C (AIRPORT REVENUE, MBIA
                 INSURED)                                                               5.60         11/15/2010       1,020,590
      1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE,
                 FHA INSURED)                                                           5.35         08/01/2018       1,519,899
      1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT
                 COUNTIES (PROPERTY TAX REVENUE, FGIC INSURED)                          5.75         12/15/2022       1,115,060
      1,250,000  DOVE VALLEY METROPOLITAN DISTRICT CO ARAPAHOE COUNTY
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00         11/01/2020       1,315,075
      2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY COLORADO CAPITAL APPRECIATION
                 SERVICE B (OTHER REVENUE, MBIA INSURED)^                               4.74         09/01/2020       1,281,950
      2,500,000  EL PASO COUNTY TX SCHOOL DISTRICT # 11 COLORADO SPRINGS CO
                 (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                          7.10         12/01/2017       3,128,325
      1,500,000  ENGLEWOOD CO MARKS APARTMENTS PROJECT GUARANTEE AGREEMENT
                 (HOUSING REVENUE)                                                      6.65         12/01/2026       1,540,230
      1,000,000  FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                5.38         06/01/2025       1,074,030
      1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION (LEASE REVENUE, AMBAC
                 INSURED)                                                               5.75         12/01/2019       1,292,760
      1,395,000  GARFIELD COUNTY CO SCHOOL DISTRICT # RE002 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                      5.25         12/01/2021       1,488,674
      1,000,000  GLENDALE CO CERTIFICATES PARTNERSHIP (LEASE REVENUE, XL
                 CAPITAL ASSURANCE COMPANY INSURED)                                     5.00         12/01/2025       1,045,380
      1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
                 AMBAC INSURED)                                                         5.75         12/01/2019       1,241,680
        785,000  HIGH PLAINS CO METROPOLITAN DISTRICT                                   4.38         12/01/2015         772,982

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
COLORADO (continued)
$       525,000  HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 COLORADO
                 PREREFUNDED (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)            6.50%        06/15/2011   $     592,505
        475,000  HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 COLORADO UNREFUNDED
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        6.50         06/15/2011         534,855
      1,500,000  JEFFERSON COUNTY CO CERTIFICATES OF PARTICIPATION (LEASE
                 REVENUE, MBIA INSURED)                                                 4.50         12/01/2020       1,507,410
      3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT # R001 (PROPERTY TAX
                 REVENUE, MBIA INSURED)                                                 6.50         12/15/2011       3,403,860
        500,000  LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT
                 (HEALTHCARE FACILITIES REVENUE)                                        6.00         04/01/2019         520,775
      1,000,000  MESA STATE COLLEGE CO AUXILIARY FACILITIES ENTERPRISE
                 (COLLEGE & UNIVERSITY REVENUE, XL CAPITAL ASSURANCE COMPANY
                 INSURED)                                                               5.00         05/15/2020       1,047,700
      2,000,000  METEX CO METROPOLITAN DISTRICT SERIES A (PROPERTY TAX
                 REVENUE, MBIA INSURED)                                                 5.80         12/01/2016       2,085,320
        790,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)         6.50         12/01/2016         818,953
        250,000  PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE
                 REVENUE)                                                               6.90         07/01/2015         251,615
        500,000  SAND CREEK METROPOLITAN DISTRICT CO REFERENCE & IMPORT
                 LIMITED TAX (OTHER REVENUE, RADIAN INSURED)                            4.63         12/01/2031         490,030
        600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                 REVENUE)                                                               7.38         09/01/2010         678,258
        750,000  SUPERIOR METROPOLITAN DISTRICT # 1 COLORADO SPECIAL REVENUE
                 (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                  5.00         12/01/2028         782,077
        500,000  TODD CREEK FARMS CO METROPOLITAN DISTRICT # 1 WATER &
                 WASTEWATER (WATER REVENUE)                                             6.13         12/01/2019         500,115
      1,730,000  UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM
                 (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                          5.50         06/01/2019       1,853,280

                                                                                                                     83,594,194
                                                                                                                  -------------

TEXAS - 1.19%
      1,000,000  MANSFIELD TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                             5.00         02/15/2029       1,035,450
                                                                                                                  -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $81,332,853)                                                                     84,629,644
                                                                                                                  -------------

SHARES

SHORT-TERM INVESTMENTS - 0.18%
        155,669  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~@                                           155,669
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $155,669)                                                                            155,669
                                                                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $82,893,990)*                                      99.43%                                                   $  86,441,274
                                                       -------                                                    -------------

OTHER ASSETS AND LIABILITIES, NET                         0.57                                                          493,136
                                                       -------                                                    -------------

TOTAL NET ASSETS                                        100.00%                                                   $  86,934,410
                                                       -------                                                    -------------

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $155,669.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


3


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 98.83%

MINNESOTA - 98.80%
$       200,000  ALBERT LEA MN ST JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    4.70%        11/01/2016   $      198,544
        200,000  ALBERT LEA MN ST JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    4.75         11/01/2017          197,938
        200,000  ALBERT LEA MN ST JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    4.80         11/01/2018          197,760
        200,000  ALBERT LEA MN ST JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    4.85         11/01/2019          197,642
      1,375,000  ANOKA COUNTY AIRPORT IMPORTATION SERIES C (AIRPORT REVENUE,
                 XL CAPITAL ASSURANCE COMPANY INSURED)                                  5.00         02/01/2033        1,406,446
      1,310,000  ANOKA COUNTY MN AIRPORT IMPORTATION SERIES C (AIRPORT
                 REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                         5.00         02/01/2026        1,340,916
      2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT # 11 SERIES A
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00         02/01/2018        2,966,225
        650,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                 (HOUSING REVENUE)                                                      7.15         01/01/2020          692,153
      1,500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                 (HOUSING REVENUE)                                                      7.25         01/01/2032        1,596,030
      1,055,000  BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE
                 FACILITIES REVENUE)                                                    5.63         09/01/2021        1,081,449
      3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.00         02/01/2016        3,130,080
      2,900,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.00         02/01/2019        3,025,744
      3,000,000  BRECKENRIDGE MN CATHOLIC HEALTH INITIATIVES SERIES A
                 (HEALTHCARE FACILITIES REVENUE)                                        5.00         05/01/2030        3,094,440
        185,000  BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                 GOLF COURSE (LEASE REVENUE)                                            4.38         05/01/2024          176,854
      1,000,000  CHASKA MN GENERATING FACILITIES SERIES A (ELECTRIC REVENUE)            5.25         10/01/2025        1,053,510
        750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A (PROPERTY
                 TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.70         02/01/2017          791,048
        945,000  CHASKA MN SERIES A (ELECTRIC REVENUE)                                  5.63         10/01/2014        1,019,778
        995,000  CHASKA MN SERIES A (ELECTRIC REVENUE)                                  5.70         10/01/2015        1,076,799
      1,000,000  CUYUNA RANGE MN HOSPITAL DISTRICT SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    6.00         06/01/2019        1,022,220
        155,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                 5.90         02/01/2015          159,365
        255,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                 6.00         02/01/2018          261,362
        300,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                 6.10         02/01/2021          306,597
      1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
                 (PROPERTY TAX REVENUE, MBIA INSURED)                                   5.00         02/01/2018        1,042,610
        580,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
                 (HEALTHCARE FACILITIES REVENUE)                                        5.10         09/01/2014          605,990
        605,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
                 (HEALTHCARE FACILITIES REVENUE)                                        5.20         09/01/2015          633,568
        560,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
                 (HEALTHCARE FACILITIES REVENUE)                                        5.30         09/01/2016          588,560
      1,150,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                 (HEALTHCARE FACILITIES REVENUE)                                        5.00         04/01/2025        1,163,294
        700,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE
                 REVENUE)                                                               7.20         04/01/2016          801,213
        600,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE
                 REVENUE)                                                               7.40         04/01/2021          692,124
        585,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE
                 REVENUE)                                                               7.50         04/01/2031          677,436
      1,075,000  HIBBING MN DULUTH CLINIC LIMITED (HEALTHCARE FACILITIES
                 REVENUE, FIRST SECURITY BANK LOC)                                      5.50         11/01/2013        1,180,501
      2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY
                 TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00         02/01/2017        2,925,085
      1,735,000  LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 SERIES A
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00         04/01/2019        1,824,925
      1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE
                 REVENUE)                                                               5.25         02/01/2016        1,080,529
        500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE
                 REVENUE)                                                               5.35         02/01/2019          500,245
      1,000,000  METROPOLITAN COUNCIL MINNEAPOLIS-ST PAUL METROPOLITAN AREA MN
                 SERIES G (LEASE REVENUE)                                               4.50         06/01/2025          998,670

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (continued)
$       500,000  MINNEAPOLIS & ST PAUL MN HOUSING & RDA HEALTHPARTNERS
                 OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)               5.25%        12/01/2016   $      522,805
        500,000  MINNEAPOLIS & ST PAUL MN HOUSING & RDA HEALTHPARTNERS
                 OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)               5.63         12/01/2022          529,780
        600,000  MINNEAPOLIS & ST PAUL MN HOUSING & RDA HEALTHPARTNERS
                 OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)               5.88         12/01/2029          638,544
      4,660,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SUBSERIES C (AIRPORT REVENUE, FGIC INSURED)                            5.25         01/01/2021        4,897,101
      1,000,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    6.00         11/15/2023        1,087,400
      3,700,000  MINNEAPOLIS MN HEALTHCARE SYSTEMS FAIRVIEW HEALTH SERVICES
                 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                         5.00         11/15/2030        3,834,236
      2,495,000  MINNEAPOLIS MN OST ANTHONYS MILLS (MULTI-FAMILY HOUSING
                 REVENUE, GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)                     5.25         06/20/2039        2,531,951
        500,000  MINNEAPOLIS MN REF-ST ANTHONY FALLS PROJECT (TAX INCREMENTAL
                 REVENUE)                                                               5.65         02/01/2027          502,530
         10,000  MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                    10.00         06/01/2013           12,160
      1,415,000  MINNEAPOLIS MN TAX INCREMENT REVENUE (TAX REVENUE)                     5.50         02/01/2022        1,416,670
      1,210,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                 EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)           6.00         02/01/2022        1,299,867
      2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A (HEALTHCARE FACILITIES REVENUE)                   5.88         11/15/2010        2,168,147
      1,935,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A (ECONOMIC DEVELOPMENT REVENUE)                    6.38         11/15/2022        2,159,673
      4,265,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT
                 REVENUE, MBIA INSURED)                                                 5.50         11/15/2017        4,474,667
      1,095,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A UNREFUNDED (ECONOMIC DEVELOPMENT
                 REVENUE, MBIA INSURED)                                                 5.50         11/15/2017        1,145,096
      1,000,000  MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
                 RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                      7.25         11/01/2016        1,048,280
      2,000,000  MINNESOTA STATE COLLEGE AT SAINT BENEDICT SERIES 4T (COLLEGE
                 & UNIVERSITY REVENUE)                                                  5.35         03/01/2020        2,010,980
        250,000  MINNESOTA STATE HFA (HOUSING REVENUE, GENERAL OBLIGATION OF
                 AGENCY)                                                                4.20         07/01/2015          252,360
      1,000,000  MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GENERAL
                 OBLIGATION OF AGENCY)                                                  4.75         07/01/2026          997,350
         40,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE
                 UNIVERSITY SERIES 4-1                                                  5.65         10/01/2006           40,407
         10,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE
                 UNIVERSITY SERIES 4-1                                                  5.65         10/01/2007           10,081
        600,000  MINNESOTA STATE NORTHWESTERN COLLEGE SERIES 4Z (COLLEGE &
                 UNIVERSITY REVENUE)                                                    5.20         10/01/2013          605,160
        895,000  MINNESOTA STATE SAINT MARYS UNIVERSITY SERIES 5E (COLLEGE &
                 UNIVERSITY REVENUE)                                                    6.75         03/01/2019          958,572
        675,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, GENERAL OBLIGATION
                 OF AGENCY)                                                             5.85         07/01/2020          681,919
        910,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)               5.35         07/01/2017          932,832
        985,000  MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)             5.80         07/01/2021          988,467
          5,000  MINNESOTA STATE SERIES E (HOUSING REVENUE, GENERAL OBLIGATION
                 OF AGENCY)                                                             5.90         07/01/2025            5,046
        890,000  MINNESOTA STATE SERIES M (HOUSING REVENUE, GENERAL OBLIGATION
                 OF AGENCY)+/-                                                          5.88         01/01/2017          893,284
      1,100,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.65         02/01/2010        1,138,357
      1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.75         02/01/2022        1,710,423
      1,065,000  MONTGOMERY MN INDEPENDENT SCHOOL DISTRICT #394 SERIES B
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00         02/01/2025        1,120,710
        505,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                 (HEALTHCARE FACILITIES REVENUE)                                        5.20         12/01/2009          520,458
        725,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                 (HEALTHCARE FACILITIES REVENUE)                                        5.40         12/01/2011          748,091
        850,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                 (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                        5.75         12/01/2019          899,615
        500,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                 (HOUSING REVENUE)                                                      5.30         12/01/2010          515,770
      1,135,000  MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                             7.10         08/01/2011        1,236,253
        250,000  MOOSE LAKE MINNESOTA COMMUNITY HOSPITAL DISTRICT HEALTH
                 FACILITIES CROSSOVER SERIES A (HEALTH FACILITIES FINANCING
                 AUTHORITY REVENUE)                                                     5.00         12/01/2022          251,883

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (continued)
$       750,000  MOOSE LAKE MN COMMUNITY HOSPITAL HEALTH FACILITIES CROSSOVER
                 SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)               5.10%        12/01/2024   $      756,390
      1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.38         02/01/2017        1,519,618
      2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.38         02/01/2019        2,167,847
        560,000  MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP
                 PROJECT SERIES A (LEASE REVENUE)                                       6.25         10/01/2019          578,054
      1,000,000  NEW HOPE MN MASONIC HOME NORTH RIDGE (HEALTHCARE FACILITIES
                 REVENUE)                                                               5.90         03/01/2019        1,034,270
      2,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                 SECURITY BANK LOC)                                                     5.40         01/01/2015        2,114,000
      1,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                 SECURITY BANK LOC)                                                     5.30         01/01/2021        1,042,790
        360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                 REVENUE)                                                               5.90         02/01/2018          379,382
        455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                 REVENUE)                                                               6.00         02/01/2022          479,079
      1,475,000  PINE COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY PUBLIC
                 PROJECT REVENUE (LEASE REVENUE)                                        5.00         02/01/2028        1,490,900
      1,890,000  RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
                 REVENUE)                                                               5.00         02/01/2017        1,990,075
        300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
                 SERIES A (HOUSING REVENUE)                                             6.63         01/01/2019          310,362
      2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                      5.00         02/01/2019        2,943,090
      1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                 REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       5.60         02/01/2018        1,254,726
      2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                 REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       5.63         02/01/2020        3,046,856
      1,650,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                 (HEALTHCARE FACILITIES REVENUE)                                        5.90         11/15/2009        1,767,067
      2,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                 (HEALTHCARE FACILITIES REVENUE)                                        5.90         11/15/2010        2,171,200
      2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)^                                                              3.71         04/01/2009        1,792,740
      2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)^                                                              3.87         04/01/2011        1,654,440
      1,335,000  SAINT CLOUD MN SAINT CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                 (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)               5.75         05/01/2010        1,431,520
      1,750,000  SAINT CLOUD MN SAINT CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                 (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)               5.38         05/01/2011        1,862,822
      4,875,000  SAINT CLOUD MN SAINT CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                 (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)               5.75         05/01/2026        5,241,064
      2,025,000  SAINT LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT NUMBER 283
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.45         02/01/2013        2,113,108
      1,050,000  SAINT MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY
                 TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00         02/01/2018        1,101,692
      2,000,000  SAINT MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY
                 TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00         02/01/2019        2,098,460
        225,000  SAINT PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                 (HOUSING REVENUE)                                                      5.00         02/01/2012          230,551
        200,000  SAINT PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                 (HOUSING REVENUE)                                                      5.00         02/01/2013          204,774
        225,000  SAINT PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                 (HOUSING REVENUE)                                                      5.00         02/01/2014          228,733
        200,000  SAINT PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                 (HOUSING REVENUE)                                                      5.00         02/01/2015          203,040
      1,700,000  SAINT PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT
                 (HEALTHCARE FACILITIES REVENUE)                                        5.25         05/15/2018        1,729,376
      3,000,000  SAINT PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT
                 (HEALTHCARE FACILITIES REVENUE)                                        5.30         05/15/2028        3,031,230
      2,500,000  SAINT PAUL MN HOUSING & RDA ST PAUL ACADEMY & SUMMIT SCHOOL
                 PROJECT (PRIVATE SCHOOL REVENUE)                                       5.50         10/01/2024        2,589,950
         10,000  SAINT PAUL MN PORT AUTHORITY (AIRPORT REVENUE)                         7.10         07/01/2008           10,745
         20,000  SAINT PAUL MN PORT AUTHORITY OFFICE BUILDING (LEASE REVENUE)           5.25         12/01/2027           21,137

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (continued)
$     1,000,000  SHAKOPEE MN ST FRANCIS REGIONAL MEDICAL CENTER (HEALTHCARE
                 FACILITIES REVENUE)                                                    5.25%        09/01/2034   $    1,025,040
      5,000,000  SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE, MBIA INSURED)^                                                4.61         01/01/2020        2,689,850
         95,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                    6.63         06/01/2020          102,249
         25,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                    6.63         06/01/2020           26,908
        145,000  STEELE COUNTY MN HEALTH CARE FACILITES CROSSOVER SERIES B
                 (HOSPITAL REVENUE)                                                     4.50         06/01/2017          142,716
      1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                 DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)          5.13         12/01/2024        1,027,750
      1,050,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                 DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)          5.25         12/01/2026        1,083,107
      1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                             5.75         07/01/2011        1,094,440
      2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                             5.75         07/01/2017        3,212,545
      7,285,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                             5.50         07/01/2021        8,237,368
        500,000  VICTORIA MN RECREATION FACILITY SERIES A (RECREATIONAL
                 FACILITIES REVENUE)                                                    5.13         08/01/2029          496,935
      1,000,000  VICTORIA MN RECREATION FACILITY SERIES A (RECREATIONAL
                 FACILITIES REVENUE)                                                    5.20         08/01/2032          989,180
        400,000  VIRGINIA MN HOUSING & RDA (LEASE REVENUE)                              5.13         10/01/2020          408,600
      2,085,000  VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)          5.25         10/01/2025        2,128,785
         25,000  WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A
                 (HOUSING REVENUE, GNMA INSURED)                                        5.55         08/20/2028           25,643
        240,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT
                 REVENUE, MBIA INSURED)                                                 9.75         01/01/2016          343,855
      2,440,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE)                                                               6.38         01/01/2016        2,712,816

                                                                                                                     160,833,450
                                                                                                                  --------------

PUERTO RICO - 0.03%
         20,000  PUERTO RICO ELECTRIC POWER AUTHORITY (ELECTRIC PLANT REVENUE,
                 MBIA INSURED)                                                          5.00         07/01/2016           21,458
         25,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                         5.25         07/01/2022           26,753
          5,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B (TOLL
                 ROAD REVENUE, MBIA INSURED)                                            5.25         07/01/2010            5,304

                                                                                                                          53,515
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $152,678,973)                                                                    160,886,965
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 1.14%
      1,853,720  WELLS FARGO MINNESOTA TAX FREE TRUST~@                                                                1,853,720
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,853,720)                                                                         1,853,720
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $154,532,693)*                                     99.97%                                                   $  162,740,685
                                                       -------                                                    --------------

OTHER ASSETS AND LIABILITIES, NET                         0.03                                                            46,377
                                                       -------                                                    --------------

TOTAL NET ASSETS                                        100.00%                                                   $  162,787,062
                                                       -------                                                    --------------

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,853,720.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


4


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 97.43%

ALASKA - 0.70%
$       710,000  ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY
                 BANK LOC)                                                              7.00%        07/01/2009   $      750,101
                                                                                                                  --------------

ARIZONA - 2.54%
      1,350,000  MARICOPA COUNTY AZ SCHOOL DISTRICT # 6 WASHINGTON ELEMENTARY
                 SERIES B (PROPERTY TAX REVENUE)                                        7.10         07/01/2008        1,447,416
      1,225,000  SCOTTSDALE AZ IDA SCOTTSDALE MEMORIAL HOSPITALS SERIES A
                 (HOSPITAL REVENUE, AMBAC INSURED)                                      6.00         09/01/2012        1,286,103

                                                                                                                       2,733,519
                                                                                                                  --------------

ARKANSAS - 0.64%
        710,000  ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                 LABORATORY (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)              3.90         12/01/2024          692,853
                                                                                                                  --------------

CALIFORNIA - 1.89%
      1,000,000  CALIFORNIA STATEWIDE CDA+/-ss.                                         3.60         05/15/2029        1,000,000
        500,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART TRANSIT SERIES A
                 (MFHR, GIC-RABOBANK NEDERLAND LOC)+/-                                  3.95         04/15/2046          499,080
        500,000  SANTA CLARA CA RDA BAYSHORE NORTH PROJECT (TAX REVENUE, AMBAC
                 INSURED)                                                               7.00         07/01/2010          538,155

                                                                                                                       2,037,235
                                                                                                                  --------------

COLORADO - 8.74%
      1,500,000  AURORA CO MULTIFAMILY REVENUE+/-                                       4.25         12/20/2040        1,499,130
      1,000,000  COLORADO CATHOLIC HEALTH INITIATIVES SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    5.50         12/01/2008        1,044,300
        160,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                      5.85         06/01/2008          155,936
      1,125,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
                 CHARTER SCHOOL PROJECT (LEASE REVENUE)                                 5.25         12/01/2011        1,175,929
        130,000  COLORADO EVANGELICAL LUTHERAN (HEALTHCARE FACILITIES REVENUE)          6.00         12/01/2006          131,898
        455,000  COLORADO EVANGELICAL LUTHERAN (HEALTHCARE FACILITIES REVENUE)          6.25         12/01/2010          493,761
        410,000  COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HEALTHCARE
                 FACILITIES REVENUE)                                                    5.30         09/15/2009          412,198
      1,000,000  COLORADO STUDENT OBLIGATION AUTHORITY STUDENT LOAN SERIES
                 II-B (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
                 GUARANTEED STUDENT LOANS)                                              6.20         12/01/2008        1,011,580
        770,000  DENVER CITY & COUNTY CO (HOUSING REVENUE)                              7.00         08/01/2010          828,397
        405,000  HIGHLANDS RANCH METRO DISTRICT # 2 COLORADO PREREFUNDED
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        6.50         06/15/2009          439,133
        370,000  HIGHLANDS RANCH METRO DISTRICT # 2 COLORADO UNREFUNDED
                 BALANCE (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                6.50         06/15/2009          401,276
        620,000  MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A
                 (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                        5.00         12/01/2008          638,079
        650,000  MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A
                 (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                        5.50         12/01/2009          684,196
        460,000  MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A
                 (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                        5.50         12/01/2010          488,939

                                                                                                                       9,404,752
                                                                                                                  --------------

DISTRICT OF COLUMBIA - 1.27%
      1,000,000  DISTRICT OF COLUMBIA (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)                                                              5.50         06/01/2014        1,057,550
        300,000  DISTRICT OF COLUMBIA SERIES B-1 (PROPERTY TAX REVENUE, AMBAC
                 INSURED)                                                               5.50         06/01/2008          311,400

                                                                                                                       1,368,950
                                                                                                                  --------------

FLORIDA - 4.96%
        845,000  BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                         5.00         11/01/2012          877,186
        110,000  BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT
                 (HEALTHCARE FACILITIES REVENUE)                                        6.00         11/15/2009          114,557
      1,475,000  BROWARD COUNTY FL SERIES B (WATER REVENUE, AMBAC INSURED)              5.00         10/01/2008        1,523,955

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
FLORIDA (continued)
$     1,000,000  FLORIDA SERIES 3 (HOUSING REVENUE)                                     5.00%        01/01/2036   $    1,029,350
        400,000  GULF COAST FL IDA MOBIL OIL CORPORATION PROJECT GUARANTEE
                 AGREEMENT (IDR)                                                        4.95         07/01/2007          406,568
        845,000  HILLSBOROUGH COUNTY FL (SEWER REVENUE)                                 6.20         12/01/2008          869,463
        500,000  MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A (LEASE REVENUE,
                 MBIA INSURED)                                                          5.00         08/01/2027          513,340

                                                                                                                       5,334,419
                                                                                                                  --------------

GEORGIA - 0.09%
         95,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY SERIES V (ELECTRIC
                 REVENUE, GENERAL OBLIGATION OF PARTICIPANTS)                           6.40         01/01/2007           96,966
                                                                                                                  --------------

HAWAII - 0.92%
        970,000  HAWAII STATE HOUSING & COMMUNITY DEVELOPMENT CORPORATION
                 SERIES A (SINGLE FAMILY HOUSING REVENUE, FNMA INSURED)                 5.00         07/01/2036          993,067
                                                                                                                  --------------

ILLINOIS - 8.88%
      1,050,000  AURORA IL (TAX ALLOCATION REVENUE)                                     5.00         12/30/2010        1,058,746
      1,000,000  CHICAGO IL BOARD EDUCATION (PROPERTY TAX REVENUE, AMBAC
                 INSURED) +/-ss.                                                        3.43         12/01/2021          999,760
        360,000  CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER
                 CHICAGO CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE)                     6.90         01/01/2007          368,680
      1,000,000  ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
                 PROJECT+/-                                                             3.75         05/15/2015          987,310
        835,000  ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE, FIRST SECURITY BANK LOC)                           6.13         04/01/2012          888,774
        500,000  ILLINOIS METHODIST MEDICAL CENTER (HEALTH FACILITIES
                 FINANCING AUTHORITY REVENUE, MBIA INSURED)                             5.50         11/15/2010          524,955
      3,000,000  ILLINOIS STATE SERIES Q (SALES TAX REVENUE)                            6.00         06/15/2009        3,123,960
        800,000  NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                  5.75         01/01/2010          854,568
        500,000  SOUTHERN ILLINOIS UNIVERSITY HOUSING & AUXILIARY FACILITIES
                 SYSTEM (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)^                   4.00         04/01/2006          500,000
        250,000  SPRINGFIELD IL WATER (WATER & WASTEWATER AUTHORITY REVENUE)            5.00         03/01/2008          255,273

                                                                                                                       9,562,026
                                                                                                                  --------------

INDIANA - 4.44%
        835,000  DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL
                 DISTRICT SCHOOL BUILDING CORPORATION FIRST MORTGAGE (LEASE
                 REVENUE)                                                               5.20         09/15/2008          854,998
      1,980,000  INDIANA SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)         5.50         11/01/2007        2,033,955
      1,000,000  INDIANA STATE COMMON SCHOOL FUND ADVISORY PURCHASE SERIES A
                 (OTHER REVENUE, MBIA INSURED)                                          5.00         02/01/2007        1,011,530
        850,000  INDIANA STATE DEPAUL UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                 REVENUE)                                                               5.00         07/01/2012          881,187

                                                                                                                       4,781,670
                                                                                                                  --------------

KANSAS - 1.29%
      1,400,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.75         12/01/2012        1,392,328
                                                                                                                  --------------

LOUISIANA - 1.83%
      1,900,000  SHREVEPORT LA SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)            5.63         05/01/2008        1,970,965
                                                                                                                  --------------

MARYLAND - 0.99%
      1,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES SERIES D (HOUSING
                 REVENUE)                                                               5.75         07/01/2029        1,061,180
                                                                                                                  --------------

MASSACHUSETTS - 3.05%
        615,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                 SYSTEMS (ELECTRIC REVENUE)                                             5.13         12/01/2011          632,152
      1,000,000  MASSACHUSETTS STATE FEDERAL HIGHWAY SERIES A (FUEL SALES TAX
                 REVENUE)                                                               5.25         06/15/2011        1,044,920
        500,000  MASSACHUSETTS STATE SERIES A (OTHER REVENUE)                           5.25         01/01/2009          520,060
      1,000,000  MASSACHUSETTS STATE SERIES A (PROPERTY TAX REVENUE)                    6.00         02/01/2010        1,086,760

                                                                                                                       3,283,892
                                                                                                                  --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
MICHIGAN - 4.08%
$     2,000,000  DETROIT MI COBO HALL (TAX REVENUE, MBIA INSURED)                       5.00%        09/30/2008   $    2,062,020
      1,000,000  DETROIT MI DISTRIBUTABLE STATE AID (PROPERTY TAX REVENUE,
                 AMBAC INSURED)                                                         5.25         05/01/2008        1,030,310
        305,000  LAKEVIEW MI COMMUNITY SCHOOL (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                               6.50         05/01/2006          305,738
        250,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                 CREDIT SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)          5.50         11/15/2007          257,370
        300,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
                 GROUP SERIES A (HOSPITAL REVENUE)                                      5.13         11/01/2029          313,740
        415,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE
                 SYSTEMS (HEALTHCARE FACILITIES REVENUE)                                5.25         11/15/2006          418,930

                                                                                                                       4,388,108
                                                                                                                  --------------

MINNESOTA - 2.12%
        405,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                    5.00         11/15/2008          414,878
        230,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                 EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)           5.00         02/01/2007          231,672
        250,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                 EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)           5.00         02/01/2008          253,355
        365,000  MINNESOTA STATE SCHOLASTICAL SERIES 5J (COLLEGE & UNIVERSITY
                 REVENUE)                                                               4.88         12/01/2007          369,511
        450,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE)                                                               6.38         01/01/2016          500,315
        500,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER
                 REVENUE, AMBAC INSURED)                                                5.40         01/01/2009          515,190

                                                                                                                       2,284,921
                                                                                                                  --------------

MONTANA - 0.73%
        750,000  MONTANA STATE BOARD OF HOUSING SERIES A (HOUSING REVENUE)              5.60         12/01/2035          787,590
                                                                                                                  --------------

NEBRASKA - 0.58%
        600,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE)                5.00         01/01/2009          620,022
                                                                                                                  --------------

NEVADA - 1.09%
        645,000  SPARKS NV RDA SERIES A (TAX INCREMENTAL REVENUE, RADIAN
                 INSURED)                                                               5.10         01/15/2008          658,861
        500,000  WASHOE COUNTY NV AIRPORT AUTHORITY (AIRPORT REVENUE, FGIC
                 INSURED)                                                               5.25         07/01/2008          515,355

                                                                                                                       1,174,216
                                                                                                                  --------------

NEW JERSEY - 2.08%
      1,500,000  BAYONNE NJ (GENERAL OBLIGATION - STATES, TERRITORIES)                  5.00         10/27/2006        1,504,215
        500,000  MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX
                 REVENUE)                                                               6.13         01/01/2025          492,230
        225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
                 GENERAL (TOLL ROAD REVENUE)                                            6.20         01/01/2010          239,479

                                                                                                                       2,235,924
                                                                                                                  --------------

NEW YORK - 4.86%
      1,500,000  BREWSTER NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)             4.50         03/16/2007        1,507,545
         40,000  NEW YORK NY SERIES D PREREFUNDED (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                               5.25         08/01/2006           40,237
        160,000  NEW YORK NY SERIES D UNREFUNDED (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                               5.25         08/01/2006          160,925
        500,000  NEW YORK STATE DORMITORY AUTHORITY STATE PERSONAL INCOME TAX
                 SERIES A (TAX REVENUE)                                                 5.00         03/15/2008          512,470
      1,000,000  NEW YORK STATE THRUWAY AUTHORITY LOCAL HIGHWAY & BRIDGES
                 (OTHER REVENUE)                                                        5.25         04/01/2010        1,034,060
        520,000  NIAGARA NY FRONTIER TRANSIT AUTHORITY - BUFFALO NIAGARA
                 INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)         5.75         04/01/2011          548,142

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

      1,350,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY CONVENTION CENTER
                 PROJECT SERIES E (OTHER REVENUE, MBIA INSURED)                         7.25         01/01/2010        1,428,934

                                                                                                                       5,232,313
                                                                                                                  --------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
NORTH DAKOTA - 0.96%
$     1,000,000  NORTH DAKOTA BUILDING AUTHORITY SERIES A (LEASE REVENUE, FGIC
                 INSURED)                                                               5.25%        06/01/2008   $    1,031,370
                                                                                                                  --------------

OHIO - 3.68%
         90,000  AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE
                 REVENUE)                                                               6.50         12/01/2007           93,454
        300,000  FRANKLIN COUNTY OH - CITIZENS UTILITY COMPANY PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE)+/-                                    4.75         08/01/2015          299,211
      1,000,000  FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE)                                       5.13         10/01/2008        1,030,350
      1,000,000  LUCAS COUNTY OH PROMEDICAL HEALTHCARE OBLIGATION (HEALTHCARE
                 FACILITIES REVENUE, MBIA INSURED)                                      6.00         11/15/2007        1,034,020
        560,000  OHIO STATE INFRASTRUCTURE IMPROVEMENT SERIES B (PROPERTY TAX
                 REVENUE)                                                               5.00         03/01/2008          574,275
        900,000  OHIO STATE WATER DEVELOPMENT AUTHORITY (WATER REVENUE, AMBAC
                 INSURED)                                                               5.00         06/01/2008          925,668

                                                                                                                       3,956,978
                                                                                                                  --------------

OREGON - 1.05%
        555,000  COLUMBIA OR UTILITY DISTRICT ELECTRIC SYSTEMS SERIES A
                 (UTILITIES REVENUE, MBIA INSURED)                                      5.50         12/01/2009          586,840
        535,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT
                 AREA (TAX INCREMENTAL REVENUE)                                         5.00         08/01/2008          542,014

                                                                                                                       1,128,854
                                                                                                                  --------------

PENNSYLVANIA - 0.86%
        895,000  MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT
                 (HOSPITAL REVENUE, ACA INSURED)                                        5.00         10/01/2011          922,306
                                                                                                                  --------------

PUERTO RICO - 0.49%
        500,000  CHILDREN'S TRUST FUND PUERTO RICO                                      5.75         07/01/2020          522,680
                                                                                                                  --------------

RHODE ISLAND - 1.29%
        320,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                 (HOUSING REVENUE)                                                      4.50         09/01/2006          321,306
        335,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                 (HOUSING REVENUE)                                                      4.50         09/01/2007          339,198
        350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                 (HOUSING REVENUE)                                                      4.50         09/01/2008          357,000
        365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                 (HOUSING REVENUE)                                                      4.50         09/01/2009          374,161

                                                                                                                       1,391,665
                                                                                                                  --------------

SOUTH CAROLINA - 0.73%
        790,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY
                 MORTGAGE SERIES A2 (SINGLE FAMILY HOUSING REVENUE, FIRST
                 SECURITY BANK LOC)                                                     4.70         07/01/2020          790,695
                                                                                                                  --------------

SOUTH DAKOTA - 3.17%
        940,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE,
                 FIRST SECURITY BANK LOC)                                               6.00         01/01/2009          973,031
        830,000  LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                    5.15         05/01/2014          822,937
      1,000,000  RAPID CITY SD AREA SCHOOL DISTRICT # 51-4 CAPITAL OUTLAY
                 CERTIFICATIONS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)         5.00         01/01/2009        1,023,730
        575,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 (HEALTHCARE FACILITIES REVENUE, ACA INSURED)                           5.20         04/01/2008          587,472

                                                                                                                       3,407,170
                                                                                                                  --------------

TENNESSEE - 3.25%
      2,285,000  JACKSON TN (WATER & WASTEWATER AUTHORITY REVENUE)                      6.30         07/01/2011        2,412,138
      1,020,000  KNOX COUNTY TN HEALTH EDUCATION & HOUSING FACILITIES BOARD
                 EAST TENNESSEE HOSPITAL SERIES B (HOSPITAL REVENUE)                    4.50         07/01/2012        1,005,465

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

         75,000  TENNESSEE STATE SERIES A (OTHER REVENUE)                               5.00         05/01/2007           76,154

                                                                                                                       3,493,757
                                                                                                                  --------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
TEXAS - 13.48%
$     1,000,000  DALLAS FORT WORTH TX (AIRPORT REVENUE)                                 5.00%        11/01/2007   $    1,016,440
        195,000  DENISON HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING
                 REVENUE, HUD INSURED)                                                  5.00         10/01/2009          198,046
        340,000  DUNCANVILLE TX HOSPITAL AUTHORITY - METHODIST HOSPITALS
                 DALLAS PROJECT (HOSPITAL REVENUE, GENERAL OBLIGATION OF
                 HOSPITAL)                                                              9.00         01/01/2010          378,073
        240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT (LEASE REVENUE)              5.20         10/15/2006          241,956
      2,330,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SENIOR LIEN SERIES
                 A (SPECIAL TAX REVENUE, MBIA INSURED)                                  5.25         11/15/2007        2,389,205
        465,000  HOUSTON TX (AIRPORT REVENUE)                                           6.25         07/01/2012          500,847
      1,120,000  HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
                 INSURED)+/-                                                            6.75         06/01/2033        1,181,040
      1,380,000  LOWER COLORADO RIVER AUTHORITY TX TRANSMISSION SERVICES
                 CORPORATION PROJECT SERIES C (OTHER REVENUE)                           5.00         05/15/2006        1,382,305
        430,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                 HEALTH SYSTEMS OF EAST TEXAS (HEALTH FACILITIES FINANCING
                 AUTHORITY REVENUE)                                                     5.00         02/15/2008          440,161
        480,000  LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE)                 5.00         08/15/2007          484,406
      1,575,000  MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION
                 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)^                        5.90         06/01/2007        1,473,098
      3,000,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA
                 INSURED)                                                               6.00         09/01/2010        3,234,240
      1,025,000  TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS ASMARA
                 PROJECT SERIES A (HOUSING REVENUE)                                     6.40         01/01/2027        1,066,174
        500,000  TEXAS STATE AFFORDABLE HOUSING CORPORATION (STATE AGENCY
                 HOUSING REVENUE, GNMA INSURED)                                         5.50         09/01/2038          521,130

                                                                                                                      14,507,121
                                                                                                                  --------------

WASHINGTON - 8.92%
      1,000,000  COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT # 1 DISTRIBUTION
                 SYSTEMS (ELECTRIC REVENUE, AMBAC INSURED)                              5.25         09/01/2009        1,046,770
        950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                           5.13         09/01/2009          968,573
      1,345,000  SKAGIT COUNTY WA PUBLIC HOSPITAL DISTRICT (HEALTHCARE
                 FACILITIES REVENUE, GENERAL OBLIGATION OF DISTRICT)                    4.75         12/01/2007        1,355,101
      1,495,000  SNOHOMISH COUNTY WA SCHOOL DISTRICT # 004 LAKE STEVENS
                 PUTTERS SERIES 906 (PROPERTY TAX REVENUE, FGIC INSURED) +/-
                 ss.                                                                    3.46         06/01/2013        1,495,000
        695,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                 (ELECTRIC REVENUE)                                                     4.20         01/01/2008          701,394
        555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                 (ELECTRIC REVENUE)                                                     4.20         07/01/2008          561,388
      1,000,000  VANCOUVER WA BOARD ANTICIPATION NOTES VILLAGE PARK APARTMENTS
                 (HOUSING REVENUE)                                                      4.20         03/01/2008          998,530
        800,000  WASHINGTON STATE GOOD SAMARITAN HOSPITAL (HEALTHCARE
                 FACILITIES REVENUE, RADIAN INSURED)                                    5.00         10/01/2008          821,728
        395,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #
                 1 SERIES B (ELECTRIC REVENUE)                                          7.25         07/01/2009          418,052
      1,155,000  WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                          6.25         02/01/2011        1,233,332

                                                                                                                       9,599,868
                                                                                                                  --------------

WEST VIRGINIA - 0.82%
        200,000  KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                      7.38         09/01/2011          233,812
        615,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
                 PROGRAM (SEWER REVENUE)                                                7.10         11/01/2009          653,314

                                                                                                                         887,126
                                                                                                                  --------------

WISCONSIN - 0.96%
      1,000,000  WISCONSIN STATE PETROLEUM INSPECTION FEE SERIES I (SPECIAL
                 TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00         07/01/2008        1,028,420
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $105,582,561)                                                                    104,855,027
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 1.48%
      1,594,622  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~@                                     $    1,594,622
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,594,621)                                                                         1,594,622
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $107,177,182)*                                     98.91%                                                   $  106,449,649
                                                       -------                                                    --------------

OTHER ASSETS AND LIABILITIES, NET                         1.09                                                         1,172,199
                                                       -------                                                    --------------

TOTAL NET ASSETS                                        100.00%                                                   $  107,621,848
                                                       -------                                                    --------------

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,594,622.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


6


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
INVESTMENT COMPANIES - 1.34%
         179,100  DREYFUS MUNICIPAL INCOME INCORPORATED                                                            $    1,595,781
          35,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                520,617
          79,862  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND INCORPORATED                                                1,199,527
          39,637  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                    560,467
               1  VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST                                                                        1

TOTAL INVESTMENT COMPANIES (COST $3,262,831)                                                                            3,876,393
                                                                                                                   --------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 94.87%

ALABAMA - 0.67%
$      1,815,000  ALABAMA STATE BOARD OF EDUCATION JOHN C CALHOUN COMMUNITY
                  COLLEGE SERIES A (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)          5.25%        05/01/2023        1,934,881
                                                                                                                   --------------

ALASKA - 0.95%
       1,000,000  ANCHORAGE AL ELECTRIC SENIOR LIEN SERIES A (ELECTRIC REVENUE,
                  MBIA INSURED)                                                          5.00         12/01/2021        1,049,180
       1,615,000  ANCHORAGE AL SERIES C (RECREATIONAL FACILITIES REVENUE, MBIA
                  INSURED)                                                               5.00         12/01/2017        1,708,072

                                                                                                                        2,757,252
                                                                                                                   --------------

ARIZONA - 2.34%
         500,000  CHANDLER AZ (FUEL SALES TAX REVENUE)                                   6.00         07/01/2011          551,625
         630,000  GLENDALE AZ IDA MIDWESTERN SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, CONNIE LEE INSURANCE COMPANY INSURED)                         6.00         05/15/2026          644,188
         200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT # 68 ALHAMBRA
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.50         07/01/2013          219,498
         810,000  MARICOPA COUNTY AZ IDA GRAND VICTORIA HOUSING LLC PROJECT
                  SERIES B (HOUSING REVENUE)                                            10.00         05/01/2031          808,534
         750,000  MARICOPA COUNTY AZ IDA WISPERING PALMS APARTMENTS SERIES A
                  (HOUSING REVENUE, MBIA INSURED)                                        5.85         07/01/2019          763,875
       1,860,000  MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL
                  REVENUE)                                                               5.00         07/01/2016        1,898,390
         140,000  MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL
                  REVENUE)                                                               5.00         07/01/2016          142,367
         215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE
                  REVENUE, ACA INSURED)                                                  5.63         07/01/2010          226,797
         250,000  PHOENIX AZ IDA CAPITAL MALL LLC PROJECT (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.38         09/15/2022          266,628
          55,000  PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA
                  INSURED)                                                               5.30         04/01/2020           55,256
         300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)               5.25         07/01/2017          317,727
         500,000  TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)          7.00         07/01/2012          583,990
         275,000  UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE & UNIVERSITY
                  REVENUE)                                                               6.00         06/01/2010          298,559

                                                                                                                        6,777,434
                                                                                                                   --------------

ARKANSAS - 0.69%
       2,000,000  CABOT AR SALES & USE TAX                                               4.60         12/01/2025        2,007,940
                                                                                                                   --------------

CALIFORNIA - 9.46%
       2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
                  REVENUE LOC) ss.+/-                                                    4.85         07/01/2008        2,000,000
       2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
                  LOAN PROGRAM SERIES D-2 (COLLEGE & UNIVERSITY REVENUE,
                  GUARANTEED STUDENT LOANS)                                              7.85         07/01/2025        2,577,675
       2,800,000  CALIFORNIA STATE                                                       5.00         03/01/2025        2,908,612
       1,000,000  CALIFORNIA STATEWIDE CDA+/-ss.                                         3.60         05/15/2029        1,000,000
       2,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  SERIES B (SALES TAX REVENUE, MBIA INSURED)                             4.50         07/01/2021        2,017,120
       6,900,000  METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA WATERWORKS
                  SERIES A6 (WATER REVENUE)+++/-                                         7.49         08/10/2018        8,816,268

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (continued)
$      1,020,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                  TRANSFER FACILITY (SOLID WASTE REVENUE)                                5.30%        02/15/2012   $    1,038,921
         760,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                5.75         12/01/2012          794,990
         205,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                  INCORPORATED PROJECT (AIRPORT REVENUE)                                 8.00         07/01/2013          236,021
       1,000,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)                                                               4.50         03/01/2011          993,010
       4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CALIFORNIA
                  SERIES IV D1 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
                  GUARANTEED STUDENT LOANS)                                              5.88         01/01/2018        5,023,755

                                                                                                                       27,406,372
                                                                                                                   --------------

COLORADO - 6.73%
       1,750,000  ARAPAHOE COUNTY CO (WATER REVENUE)                                     6.25         12/01/2020        1,796,322
         200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                  SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE)                          7.00         11/01/2029          221,244
         500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
                  MONTESSORI EVERGREEN PROJECT                                           6.50         12/01/2035          500,295
          70,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (HOUSING
                  REVENUE)                                                               7.15         11/01/2014           70,141
         585,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 (HOUSING
                  REVENUE)                                                               7.10         04/01/2017          588,949
         835,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D2 (SINGLE FAMILY
                  HOUSING REVENUE)                                                       6.90         04/01/2029          853,921
       1,070,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM
                  SERIES A2 (SFHR, MBIA INSURED)                                         6.50         08/01/2031        1,088,522
       1,725,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM
                  SERIES B3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                   6.70         08/01/2017        1,757,361
         800,000  COLORADO HOUSING & FINANCE AUTHORITY WINRIDGE APARTMENTS
                  (HOUSING REVENUE, FNMA INSURED)+/-ss.                                  3.19         02/15/2028          800,000
       1,800,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE
                  FACILITIES REVENUE)                                                    5.70         09/15/2023        1,845,684
         500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
                  (HOUSING REVENUE, FHA INSURED)                                         5.75         10/01/2027          512,710
       2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY COLORADO CAPITAL APPRECIATION
                  SERVICE B (OTHER REVENUE, MBIA INSURED)^                               4.74         09/01/2020        1,281,950
       3,245,000  LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS
                  (LEASE REVENUE)                                                        5.13         12/01/2018        3,413,967
         795,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)         6.50         12/01/2016          824,137
       1,000,000  REGIONAL TRANSUNION DISTRICT COLORADO CTFS PARTNERSHIP SERIES
                  A (LEASE REVENUE, AMBAC INSURED)                                       5.00         06/01/2021        1,043,270
         420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                  REVENUE)                                                               7.38         09/01/2010          474,781
       1,000,000  UNIVERSITY NORTHERN COLORADO (COLLEGE & UNIVERSITY REVENUE,
                  FIRST SECURITY BANK LOC)                                               5.00         06/01/2024        1,048,650
       1,310,000  WELD & ADAMS COUNTIES CO SCHOOL DISTRICT # 003 J (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00         12/15/2017        1,389,595

                                                                                                                       19,511,499
                                                                                                                   --------------

DISTRICT OF COLUMBIA - 0.87%
       3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
                  (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)^                    4.65         07/01/2015        2,527,910
                                                                                                                   --------------

FLORIDA - 2.89%
       2,000,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
                  HOUSING FUNDING   (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.            4.45         12/01/2028        2,000,000
       2,000,000  COLLIER COUNTY FL IDA NAPLES COMMUNITY HOSPITAL INCORPORATED
                  PROJECT (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-                  4.65         10/01/2034        1,978,900
         500,000  FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA
                  INSURED)                                                               5.90         02/01/2030          514,205
       1,000,000  PALM BEACH COUNTY FL G STAR SCHOOL OF ARTS SERIES A                    6.75         05/15/2035        1,004,620
       2,875,000  PALM BEACH COUNTY SERIES A (HOUSING REVENUE, GNMA INSURED)             4.85         04/01/2032        2,877,846

                                                                                                                        8,375,571
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
GEORGIA - 0.18%
$        500,000  FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C
                  (HOUSING REVENUE)                                                      6.90%        07/01/2008   $      532,130
                                                                                                                   --------------

GUAM - 0.02%
          60,000  GUAM HOUSING CORPORATION GUARANTEED MORTGAGE BACKED
                  SECURITIES SERIES A (HOUSING REVENUE, FHLMC INSURED)                   5.75         09/01/2031           66,035
                                                                                                                   --------------

HAWAII - 0.72%
       2,000,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE ELECTRIC COMPANY
                  SERIES A (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC
                  INSURED)                                                               4.80         01/01/2025        1,977,920
         120,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES
                  A (HOUSING REVENUE, FNMA INSURED)                                      5.75         07/01/2030          120,809

                                                                                                                        2,098,729
                                                                                                                   --------------

IDAHO - 0.26%
          75,000  AMMON ID URBAN RENEWAL AGENCY TAX INCREMENTAL SERIES B (TAX
                  INCREMENTAL REVENUE)                                                   6.00         08/01/2014           75,577
         270,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING
                  REVENUE, FHA INSURED)                                                  6.15         01/01/2028          277,549
         200,000  IDAHO HOUSING AGENCY SERIES C-2 (HOUSING REVENUE)                      6.35         07/01/2015          201,914
         150,000  IDAHO IHC HOSPITALS INCORPORATED (HEALTHCARE FACILITIES
                  REVENUE)+/-                                                            6.65         02/15/2021          189,453

                                                                                                                          744,493
                                                                                                                   --------------

ILLINOIS - 7.77%
       1,995,000  CHICAGO IL BOARD EDUCATION (PROPERTY TAX REVENUE, AMBAC
                  INSURED)+/-ss.                                                         3.43         12/01/2021        1,994,521
         500,000  CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA
                  INSURED)                                                               6.13         06/01/2039          520,495
       2,250,000  CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE)                         5.38         07/01/2019        2,369,835
       1,000,000  GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                           8.50         12/01/2019        1,235,050
         228,765  ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
                  REHABILITATION SERIES A                                                7.88         07/01/2020          199,254
         170,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY & URBAN DEVELOPMENT
                  (HOUSING REVENUE, HUD INSURED)                                         7.00         07/01/2017          170,983
       4,000,000  ILLINOIS OSF HEALTHCARE SYSTEM (HEALTHCARE FACILITIES REVENUE)         6.25         11/15/2029        4,371,960
         500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL
                  DISTRICT NUMBER 165 (PROPERTY TAX REVENUE, AMBAC INSURED)              6.25         12/01/2015          540,870
       7,350,000  REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX
                  REVENUE, FGIC INSURED)                                                 7.75         06/01/2019        9,498,993
       1,000,000  ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING
                  & URBAN DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                    6.75         01/01/2018        1,048,050
       1,250,000  SOUTHWESTERN IL DEVELOPMENT AUTHORITY CAPITAL APPRECIATION
                  LOCAL GOVERNMENT PROGRAM ALTON (ECONOMIC DEVELOPMENT REVENUE,
                  FIRST SECURITY BANK LOC)^                                              4.79         11/01/2023          548,487

                                                                                                                       22,498,498
                                                                                                                   --------------

INDIANA - 7.21%
       1,000,000  CARMEL IN REDEVELOPMENT AUTHORITY LEASING PERFORMING ARTS
                  CENTER (OTHER REVENUE)                                                 5.00         02/01/2029        1,025,720
       1,500,000  COLUMBUS IN RENOVATION SCHOOL BUILDING CORPORATION PUTTERS
                  SERIES 1079 (OTHER REVENUE, MBIA INSURED)+/-ss.                        3.20         07/15/2013        1,500,000
       1,400,000  EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY (LEASE
                  REVENUE, MBIA INSURED)                                                 5.00         08/01/2012        1,481,984
       2,000,000  FRANKLIN TOWNSHIP IN SCHOOL BUILDING CORPORATION MARION
                  COUNTY FIRST MORTGAGE (LEASE REVENUE, MBIA INSURED)                    5.00         07/15/2026        2,076,640
       1,015,000  HAMILTON IN CUMBERLAND CAMPUS SCHOOL BUILDING CORPORATION
                  SERIES A (GENERAL OBLIGATION - SCHOOL DISTRICTS, FIRST
                  SECURITY BANK LOC)                                                     5.00         07/15/2018        1,061,538
       2,515,000  INDIANA ASCENSION HEALTH SERIES F (HEALTHCARE FACILITIES
                  REVENUE)                                                               5.50         11/15/2018        2,683,832
       1,195,000  INDIANA STATE FINANCIAL AUTHORITY REVENUE (OTHER REVENUE)              5.00         02/01/2029        1,244,880
          25,000  INDIANA TOLL FINANCE AUTHORITY (LEASE REVENUE)                         6.00         07/01/2013           25,114
         290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
                  REVENUE)                                                               6.00         01/10/2020          331,969

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
INDIANA (continued)
$      2,740,000  KNOX COUNTY IN HOLDING CORPORATION FIRST MORTGAGE (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)                                      5.00%        01/15/2023   $    2,853,929
       2,320,000  LOGANSPORT IN HIGH SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                  (LEASE REVENUE, MBIA INSURED)                                          5.00         07/15/2021        2,426,859
       1,610,000  MICHIGAN CITY IN INDEPENDENT SCHOOL BUILDING CORPORATION
                  (LEASE REVENUE, MBIA INSURED)                                          5.00         07/01/2012        1,701,802
         775,000  PORTAGE IN AMERIPLEX PROJECT (ECONOMIC DEVELOPMENT REVENUE)%%          5.00         01/15/2027          761,081
       1,625,000  SAINT JOSEPH COUNTY IN JAIL BUILDING CORPORATION FIRST
                  MORTGAGE (OTHER REVENUE, AMBAC INSURED)                                5.00         01/15/2018        1,707,436

                                                                                                                       20,882,784
                                                                                                                   --------------

IOWA - 0.07%
         195,000  IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE, GNMA
                  INSURED)                                                               5.70         01/01/2027          198,980
                                                                                                                   --------------

KANSAS - 0.28%
         790,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE,
                  GNMA INSURED)+/-                                                       6.70         06/01/2029          801,613
                                                                                                                   --------------

LOUISIANA - 0.61%
       1,755,000  JEFFERSON LA PARISH HOME MORTGAGE AUTHORITY SERIES A (HOUSING
                  REVENUE, GNMA INSURED)                                                 5.13         06/01/2026        1,775,516
                                                                                                                   --------------

MASSACHUSETTS - 1.27%
         200,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MELROSE WAKEFIELD HOSPITAL SERIES B (HEALTHCARE FACILITIES
                  REVENUE, GENERAL OBLIGATION OF HOSPITAL)                               5.88         07/01/2018          209,032
       2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES
                  (COLLEGE & UNIVERSITY REVENUE, COMMONWEALTH OF MASSACHUETTS)           7.50         05/01/2014        3,029,025
          90,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                  SERIES A (WATER REVENUE)                                               6.00         08/01/2023           97,315
         310,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                  SERIES A (WATER REVENUE)                                               6.00         08/01/2023          333,678

                                                                                                                        3,669,050
                                                                                                                   --------------

MICHIGAN - 3.56%
       1,150,000  DETROIT MI CAPITAL IMPORTS SERIES A-2 (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                         5.00         04/01/2025        1,194,953
       1,000,000  DETROIT MI CAPITAL IMPROVEMENT SERIES A-2 (PROPERTY TAX
                  REVENUE, AMBAC INSURED)                                                5.00         04/01/2021        1,044,600
       1,750,000  DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #
                  1 PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)             4.75         07/01/2025        1,757,665
       3,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OAKWOOD OBLIGATED
                  GROUP (HOSPITAL REVENUE)                                               5.50         11/01/2017        3,193,800
       2,760,000  WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)                                                               8.00         05/01/2010        3,118,966

                                                                                                                       10,309,984
                                                                                                                   --------------

MINNESOTA - 0.87%
         500,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIE PRESBYTERIAN
                  HOMES SERIES A UNITED STATES BANK INSURED (HEALTHCARE
                  FACILITIES REVENUE, US BANK NA LOC)+/-ss.                              3.23         09/01/2029          500,000
         500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                  (HOUSING REVENUE)                                                      7.25         01/01/2032          532,010
       1,500,000  OWATONNA MN HOUSING SECOND CENTURY PROJECT SERIES A (HOUSING
                  REVENUE)+/-ss.                                                         3.37         01/01/2030        1,500,000

                                                                                                                        2,532,010
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
MISSISSIPPI - 0.41%
$      1,160,000  MISSISSIPPI DEVELOPMENT SPECIAL OBLIGATION ADAMS COUNTY
                  PROMISSORY NOTES PROJECT (IDR)                                         5.00%        07/01/2014   $    1,187,167
                                                                                                                   --------------

MONTANA - 0.54%
       1,495,000  MONTANA FACILITY FINANCE AUTHORITY HOSPITAL FACILITIES ST
                  PETERS HOSPITAL PROJECT (HOSPITAL REVENUE)                             5.25         06/01/2016        1,567,911
                                                                                                                   --------------

NEBRASKA - 0.05%
         150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                  SUPPORTED LEASE RENTAL (LEASE REVENUE, GENERAL OBLIGATION OF
                  COMMUNITY)                                                             6.00         10/15/2026          154,949
                                                                                                                   --------------

NEVADA - 0.10%
         275,000  NEVADA HOUSING DIVISION MULTI UNIT HOUSING SARATOGA PALMS
                  (HOUSING REVENUE, FNMA INSURED)                                        6.25         10/01/2016          280,706
                                                                                                                   --------------

NEW JERSEY - 0.86%
       1,000,000  BAYONNE NJ TEMPORARY NOTES (PROPERTY TAX REVENUE)                      5.00         10/27/2006        1,003,230
       1,500,000  MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX
                  REVENUE)                                                               6.13         01/01/2025        1,476,690

                                                                                                                        2,479,920
                                                                                                                   --------------

NEW MEXICO - 3.54%
       3,040,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                   5.20         04/01/2021        3,340,169
       1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                   5.25         04/01/2027        1,645,702
       1,780,000  FARMINGTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES B+/-              2.10         04/01/2033        1,780,000
       1,400,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                  SERIES A2 CLASS I (HOUSING REVENUE, GNMA INSURED)                      4.40         01/01/2027        1,396,892
       2,000,000  UNIVERSITY OF NEW MEXICO FSA (NURSING HOME REVENUE, FIRST
                  SECURITY BANK LOC)                                                     5.00         07/01/2018        2,088,480

                                                                                                                       10,251,243
                                                                                                                   --------------

NEW YORK - 2.05%
       1,850,000  NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)              5.00         08/01/2015        1,976,170
       1,000,000  NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH
                  CAMPUS (HEALTHCARE FACILITIES REVENUE, FHA INSURED)                    6.10         02/01/2037        1,037,560
       2,700,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES C-1
                  (EXCISE TAX REVENUE)                                                   5.50         06/01/2019        2,918,592

                                                                                                                        5,932,322
                                                                                                                   --------------

NORTH CAROLINA - 2.53%
       4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
                  (ELECTRIC REVENUE)                                                     5.70         01/01/2017        4,204,200
       3,000,000  NORTH CAROLINA INFRASTRUCTURE FINANCIAL CORPORATION
                  CERTIFICATED PARTNERSHIP CAPITAL IMPROVEMENTS SERIES A (LEASE
                  REVENUE)                                                               5.00         02/01/2025        3,117,030

                                                                                                                        7,321,230
                                                                                                                   --------------

NORTH DAKOTA - 0.96%
       2,700,000  NORTH DAKOTA STATE FACILITIES IMPT SERIES A (LEASE REVENUE,
                  MBIA INSURED)                                                          4.25         12/01/2020        2,656,422
          65,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                  (HOUSING REVENUE)                                                      5.95         07/01/2017           65,250
          60,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                  (HOUSING REVENUE)                                                      6.10         07/01/2028           60,245

                                                                                                                        2,781,917
                                                                                                                   --------------

OHIO - 1.18%
       1,000,000  HILLIARD OH (PROPERTY TAX REVENUE, MBIA INSURED)                       5.00         12/01/2024        1,051,600
         250,000  JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                  6.00         12/01/2017          259,167

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
OHIO (continued)
$      2,000,000  OHIO STATE MENTAL HEALTH CAP FACILITIES SERIES II A (GENERAL
                  OBLIGATION - STATES, TERRITORIES, MBIA INSURED)                        5.00%        08/01/2018   $    2,106,380

                                                                                                                        3,417,147
                                                                                                                   --------------

OKLAHOMA - 2.34%
       1,655,000  OKLAHOMA INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
                  (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                         6.00         08/15/2010        1,793,044
       5,000,000  TULSA COUNTY OK INDIVIDUAL AUTHORITY SERIES A (SALES TAX
                  REVENUE, BANK OF AMERICA NA LOC)+/-                                    3.13         05/15/2017        4,997,550

                                                                                                                        6,790,594
                                                                                                                   --------------

OREGON - 2.80%
       1,000,000  CHEMEKETA OR COMMUNITY COLLEGE DISTRICT SERIES B (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.60         06/01/2014        1,013,400
         500,000  LANE COUNTY OR SCHOOL DISTRICT # 52 BETHEL SCHOOL BOARD
                  (PROPERTY TAX REVENUE, SCHOOL BOARD GUARANTY)                          5.63         06/15/2010          537,140
       1,000,000  OREGON STATE BOARD OF HIGHER EDUCATION SERIES D (PROPERTY TAX
                  REVENUE)                                                               5.75         08/01/2029        1,069,920
       1,000,000  OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A
                  (LEASE REVENUE, AMBAC INSURED)                                         6.25         05/01/2010        1,103,990
       1,460,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
                  AUTHORITY ASPEN FOUNDATION II SERIES A (HEALTHCARE FACILITIES
                  REVENUE)                                                               6.13         04/15/2029        1,261,294
       1,720,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
                  AUTHORITY SERIES A (HEALTHCARE FACILITIES REVENUE, GNMA
                  INSURED)+/-                                                            6.85         06/20/2042        1,868,195
         655,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
                  (HOUSING REVENUE)                                                      6.20         07/01/2028          678,207
         189,000  PORTLAND OR SERIES A (OTHER REVENUE)                                   4.88         06/01/2018          193,027
         375,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
                  PROJECT                                                                5.63         08/01/2007          377,254

                                                                                                                        8,102,427
                                                                                                                   --------------

PENNSYLVANIA - 0.33%
         955,000  PENNSYLVANIA STATE SERIES 59A (HOUSING REVENUE, GENERAL
                  OBLIGATION OF AGENCY)                                                  5.80         10/01/2029          955,000
                                                                                                                   --------------

PUERTO RICO - 1.11%
         305,000  CHILDREN'S TRUST FUND PUERTO RICO                                      5.75         07/01/2020          318,835
         300,000  CHILDREN'S TRUST FUND PUERTO RICO                                      6.00         07/01/2026          327,009
       2,500,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.80         04/26/2006        2,500,000
          10,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY                                10.25         07/01/2009           11,179
          65,000  PUERTO RICO HOUSING FINANCE CORPORATION SERIES A1 (HOUSING
                  REVENUE, FHA INSURED)                                                  7.50         04/01/2022           65,513

                                                                                                                        3,222,536
                                                                                                                   --------------

SOUTH CAROLINA - 6.10%
       1,850,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B^                                                              8.66         01/01/2038          132,423
       7,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SOUTH CAROLINA
                  CAPITAL APPRECIATION SERIES B (TOLL ROAD REVENUE)^                     8.98         01/01/2034          716,742
       2,000,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE
                  BUILDING EQUITY SOONER (OTHER REVENUE)                                 5.50         12/01/2016        2,169,600
       1,035,000  GREENWOOD COUNTY SC HOSPITAL SELF REGULATING HEALTHCARE
                  SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
                  FIRST SECURITY BANK LOC)                                               5.00         10/01/2015        1,089,161
       3,000,000  MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL AUTHORITY
                  INSURED MEETING SERIES A (HOSPITAL REVENUE, MBIA INSURED)              5.25         02/15/2020        3,198,450
       5,390,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL DISTRICT
                  # 5 SPARTANBURG COUNTY (LEASE REVENUE, FIRST SECURITY BANK
                  LOC)                                                                   5.00         04/01/2018        5,673,137
       3,500,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SOUTH
                  CAROLINA SERIES B (OTHER REVENUE)                                      6.00         05/15/2022        3,669,260

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
SOUTH CAROLINA (continued)
$      1,000,000  UNIVERSITY OF SOUTH CAROLINA (COLLEGE & UNIVERSITY REVENUE,
                  MBIA INSURED)                                                          5.75%        06/01/2026   $    1,013,640

                                                                                                                       17,662,413
                                                                                                                   --------------

SOUTH DAKOTA - 0.67%
       1,440,000  LOWER BRULE SIOUX TRIBE SD SERIES B                                    5.60         05/01/2020        1,426,378
         500,000  OAK HILLS SD LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX
                  REVENUE)                                                               5.70         12/01/2025          521,855
                                                                                                                   --------------

                                                                                                                        1,948,233

TENNESSEE - 0.79%
         750,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD METHODIST (HEALTHCARE FACILITIES REVENUE)                        6.50         09/01/2021          861,698
       1,250,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD METHODIST (HEALTHCARE FACILITIES REVENUE)                        6.50         09/01/2021        1,436,162

                                                                                                                        2,297,860
                                                                                                                   --------------

TEXAS - 11.73%
       1,500,000  AMARILLO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                             5.00         02/01/2023        1,557,990
       1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00         08/15/2034        1,048,990
       2,600,000  BEXAR COUNTY TX REVENUE PROJECT                                        5.75         08/15/2022        2,730,442
         325,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)+/-                                   6.75         08/15/2020          406,887
       1,750,000  CROWLEY TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)                                      5.00         08/01/2017        1,852,095
       1,475,000  DENTON COUNTY TX UTILITY SYSTEM (UTILITIES REVENUE, FIRST
                  SECURITY BANK LOC)                                                     4.25         12/01/2022        1,421,944
       2,095,000  DESOTO TX HOUSING FINANCE CORPORATION WINDSOR FOUNDATION
                  PROJECT SERIES A (HOUSING REVENUE)                                     7.00         02/01/2025        2,121,879
          50,000  GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
                  REVENUE)                                                               8.50         09/01/2011           50,143
       1,400,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50         10/01/2019        1,452,598
       3,000,000  GOOSE CREEK TX CONSOLIDATED INDEPENDENT SCHOOL DISTRICT
                  SCHOOLHOUSE (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                  GUARANTEED)                                                            4.50         02/15/2022        2,999,850
       1,300,000  GRAPE CREEK-PULLIAM TX INDEPENDENT SCHOOL DISTRICT (LEASE
                  REVENUE)                                                               7.25         05/15/2006        1,331,551
       1,500,000  HOUSTON TX PUTTERS SERIES 1070 (UTILITIES REVENUE, FIRST
                  SECURITY BANK LOC) ss.+/-                                              3.21         05/15/2013        1,500,000
       1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                             4.25         02/15/2019          985,330
       1,530,000  LAREDO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)                                      5.00         08/01/2020        1,588,721
       2,085,000  LONGVIEW TX  WATER & SEWER (WATER & SEWER REVENUE, MBIA
                  INSURED)                                                               5.25         03/01/2022        2,225,571
         610,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                  HEALTH SYSTEMS OF EAST TEXAS (HEALTH FACILITIES FINANCING
                  AUTHORITY REVENUE)                                                     5.00         02/15/2008          624,414
       1,825,000  LUFKIN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)                                      5.00         08/15/2016        1,928,131
       1,170,000  MIDLOTHIAN TX INDEPENDANT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                             5.00         02/15/2025        1,216,683
       1,655,000  MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (GENERAL
                  OBLIGATION - STATES, TERRITORIES, FIRST SECURITY BANK LOC)             5.00         03/01/2016        1,754,714
         160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
                  REGIONAL MEDICAL CENTER SERIES B (HEALTHCARE FACILITIES
                  REVENUE, MBIA INSURED)                                                 6.00         10/01/2017          182,523
       2,365,000  TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE &
                  UNIVERSITY REVENUE)                                                    6.75         01/01/2033        1,648,027
       3,250,000  TEXAS VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
                  (HOUSING REVENUE)                                                      5.65         12/01/2017        3,350,685

                                                                                                                       33,979,168
                                                                                                                   --------------

UTAH - 3.14%
         500,000  PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS
                  (HOUSING REVENUE, GNMA INSURED)                                        5.80         07/20/2022          516,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
UTAH (continued)
$       3,270,000 SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE (HOUSING
                  REVENUE, FHA INSURED)                                                  6.38%        11/01/2033   $    3,354,791
       2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                  SERIES B (LEASE REVENUE)                                               5.25         05/15/2024        2,643,575
         250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                  SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)                      5.50         05/15/2019          280,367
       1,200,000  UTAH WATER LOAN FINANCING PROGRAM-SERIES B (WATER REVENUE,
                  AMBAC INSURED)                                                         5.00         10/01/2026        1,245,804
         120,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY (LEASE REVENUE,
                  MBIA INSURED)                                                          5.75         12/15/2019          125,435
         880,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY (LEASE REVENUE,
                  MBIA INSURED)                                                          5.75         12/15/2019          916,872

                                                                                                                        9,083,244
                                                                                                                   --------------

WASHINGTON - 3.77%
         500,000  CLARK COUNTY WA SCHOOL DISTRICT NUMBER 98 (PROPERTY TAX
                  REVENUE, MBIA INSURED)                                                 6.15         12/01/2015          551,895
       2,000,000  ENERGY NORTHWEST WA WIND PROJECT (ELECTRIC REVENUE, MBIA
                  INSURED)                                                               4.50         07/01/2018        2,019,100
       1,000,000  SEATTLE WA MUNICIPAL LIGHT & POWER (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC)                                                     4.50         08/01/2019        1,005,470
         500,000  SEATTLE WA SERIES B (WATER REVENUE, FGIC INSURED)                      6.00         07/01/2029          539,635
       2,980,000  TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET BACKED                   6.50         06/01/2026        3,236,876
       1,590,000  YAKIMA & BENTON COUNTIES WA SCHOOL DISTRICT # 116-200
                  GRANDVIEW (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)              5.25         12/01/2016        1,717,757
       1,710,000  YAKIMA & BENTON COUNTIES WA SCHOOL DISTRICT # 116-200
                  GRANDVIEW (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)              5.25         12/01/2017        1,845,842

                                                                                                                       10,916,575
                                                                                                                   --------------

WEST VIRGINIA - 0.35%
       1,000,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A           5.63         06/01/2034        1,024,410
                                                                                                                   --------------

WISCONSIN - 1.92%
       3,235,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WISCONSIN
                  ASSET BACKED                                                           6.00         06/01/2017        3,422,177
          95,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                  (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                     6.00         09/01/2015           95,617
       2,035,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
                  (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                     5.05         11/01/2035        2,041,980

                                                                                                                        5,559,774
                                                                                                                   --------------

WYOMING - 0.18%
         500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
                  CORPORATION LOWER VALLEY POWER & LIGHT SERIES B (FUEL SALES
                  TAX REVENUE)                                                           5.88         05/01/2026          511,440
                                                                                                                   --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $268,023,305)                                                                     274,836,867
                                                                                                                   --------------

SHARES
SHORT-TERM INVESTMENTS - 2.77%
       8,023,339  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~@                                          8,023,339
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,023,339)                                                                          8,023,339
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $279,309,475)*                                      98.98%                                                   $  286,736,599
                                                        -------                                                    --------------

OTHER ASSETS AND LIABILITIES, NET                          1.02                                                         2,946,561
                                                        -------                                                    --------------

TOTAL NET ASSETS                                         100.00%                                                   $  289,683,160
                                                        -------                                                    --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,023,339.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


9


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 96.86%

COLORADO - 0.80%
$        300,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE
                  FACILITIES REVENUE)                                                    5.70%        09/15/2023     $     307,614
                                                                                                                     -------------

NEBRASKA - 95.99%
       1,140,000  DODGE COUNTY NE SCHOOL DISTRICT # 1 FREMONT (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS, FIRST SECURITY BANK LOC)                5.00         12/15/2019         1,197,365
       1,000,000  DOUGLAS COUNTY NE OMAHAS HENRY DOORLY ZOO PROJECT
                  (RECREATIONAL FACILITIES REVENUE)                                      5.88         09/01/2014         1,068,180
       1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT # 1 SERIES B (PROPERTY TAX
                  REVENUE)                                                               5.00         12/15/2018         1,566,195
         400,000  DOUGLAS COUNTY NE SCHOOL DISTRICT # 17 MILLARD SERVICE A
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        4.50         06/15/2025           394,408
       1,000,000  GRAND ISLAND NE (ELECTRIC REVENUE, MBIA INSURED)                       5.13         08/15/2016         1,054,860
       1,500,000  HALL COUNTY NE SCHOOL DISTRICT NO 2 GRAND ISLAND PUBLIC
                  SCHOOLS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                5.00         12/15/2023         1,576,425
         425,000  LA VISTA NE OFF STREET PARKING (PROPERTY TAX REVENUE)%%                4.40         04/15/2017           415,790
       2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY # 1 BRYAN MEDICAL
                  CENTER PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC
                  INSURED)                                                               5.50         06/01/2020         2,685,035
       1,000,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY # 1 BRYAN MEMORIAL
                  HOSPITAL PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE,
                  MBIA INSURED)                                                          5.10         06/01/2010         1,033,530
       1,750,000  LANCASTER COUNTY NE SCHOOL DISTRICT # 1 LINCOLN PUBLIC
                  SCHOOLS (PROPERTY TAX REVENUE)                                         5.25         01/15/2022         1,862,350
       1,500,000  LINCOLN NE (ELECTRIC REVENUE)                                          5.00         09/01/2018         1,564,185
       1,000,000  LINCOLN NE (SEWER REVENUE, MBIA INSURED)                               5.00         06/15/2017         1,053,050
       1,100,000  LINCOLN NE (WATER REVENUE)                                             5.00         08/15/2017         1,156,925
       1,250,000  LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                       5.38         08/15/2014         1,308,275
       1,000,000  LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER
                  REVENUE)                                                               5.00         09/15/2016         1,052,830
         745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                  SUPPORTED LEASE RENTAL (LEASE REVENUE, GENERAL OBLIGATION OF
                  COMMUNITY)                                                             5.80         10/15/2018           768,788
       1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY # 1 FAITH REGIONAL
                  HEALTH SERVICES PROJECT (HEALTHCARE FACILITIES REVENUE,
                  RADIAN INSURED)                                                        5.50         07/01/2021         1,055,280
         750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS
                  SERIES A (POWER REVENUE, FIRST SECURITY BANK LOC)                      5.25         04/01/2019           800,617
         575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY (COLLEGE & UNIVERSITY
                  REVENUE, RADIAN INSURED)                                               5.00         04/01/2016           592,653
       1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV
                  PROJECT (LEASE REVENUE)                                                6.00         02/01/2010         1,334,700
       1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDRENS HEALTHCARE
                  SERVICES (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                5.00         08/15/2011         1,038,950
         210,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING
                  REVENUE, GNMA INSURED)                                                 5.65         03/01/2028           214,154
          75,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)         6.30         09/01/2020            75,578
         355,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING
                  REVENUE, GNMA INSURED)                                                 5.90         09/01/2024           368,614
         730,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING
                  REVENUE, GNMA INSURED)                                                 5.95         09/01/2031           754,346
       1,000,000  NEBRASKA INVESTOR FINANCING AUTHORITY SERIES A (SINGLE FAMILY
                  HOUSING REVENUE)                                                       4.70         09/01/2021           997,790
         810,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A PREREFUNDED (ELECTRIC
                  REVENUE, MBIA INSURED)                                                 5.25         01/01/2012           839,897
         210,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A UNREFUNDED (ELECTRIC
                  REVENUE, MBIA INSURED)                                                 5.25         01/01/2012           217,207
         400,000  O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                               6.25         09/01/2012           416,168
         500,000  OMAHA NE (PROPERTY TAX REVENUE)                                        5.25         12/01/2012           514,900
       1,000,000  OMAHA NE (TAX REVENUE)                                                 5.00         10/15/2022         1,048,110
       1,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
                  SECURITY BANK LOC)                                                     5.50         01/01/2012         1,066,910
       2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
                  SECURITY BANK LOC)                                                     5.50         01/01/2014         2,127,600
       1,000,000  OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL
                  TAX REVENUE)                                                           6.00         11/01/2014         1,058,720
         865,000  OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
                  REVENUE)                                                               5.50         02/01/2017           939,528
         415,000  OMAHA NE SERIES A (PROPERTY TAX REVENUE)                               6.50         12/01/2014           490,094

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEBRASKA (continued)
$        150,000  OMAHA NE SERIES A (PROPERTY TAX REVENUE)                               6.50%        12/01/2016     $     181,725
       1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED
                  MAINTENANCE PROJECT (COLLEGE AND UNIVERSITY REVENUE)                   5.25         07/15/2011         1,031,000

                                                                                                                        36,922,732
                                                                                                                     -------------

NEVADA - 0.07%
          25,000  NEVADA HOUSING DIVISION SERIES A1 (HOUSING REVENUE)                    5.60         10/01/2007            25,473
                                                                                                                     -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $36,013,444)                                                                        37,255,819
                                                                                                                     -------------

SHARES

SHORT-TERM INVESTMENTS - 3.45%
       1,327,506  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~@           2.94         04/03/2006         1,327,506
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,327,506)                                                                           1,327,506
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $37,340,950)*                                      100.31%                                                     $  38,583,325
                                                        -------                                                      -------------

OTHER ASSETS AND LIABILITIES, NET                         (0.31)                                                          (119,677)
                                                        -------                                                      -------------

TOTAL NET ASSETS                                         100.00%                                                     $  38,463,648
                                                        -------                                                      -------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,327,506.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


2


NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 97.17%

ALABAMA - 3.15%
$       300,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                 BAPTIST MEDICAL CENTER HEALTH SYSTEM SERIES A1                         4.35%        11/15/2028     $     300,069
      1,835,000  JEFFERSON COUNTY AL SERIES A                                           5.25         01/01/2011         1,937,283
        500,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
                 BAPTIST HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE LOC)#           4.00         11/15/2012           488,050

                                                                                                                        2,725,402
                                                                                                                    -------------

ALASKA - 0.52%
        350,000  ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
                 REVENUE LOC)                                                           6.00         07/01/2015           396,417
         55,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK                         4.80         06/01/2011            55,877

                                                                                                                          452,294
                                                                                                                    -------------

ARIZONA - 0.46%
        375,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT NUMBER 1                      6.00         07/15/2013           400,942
                                                                                                                    -------------

ARKANSAS - 1.16%
      1,000,000  CABOT AR SALES & USE TAX                                               4.60         12/01/2025         1,003,970
                                                                                                                    -------------

CALIFORNIA - 3.97%
        265,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS O'CONNER
                 WOODS OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE LOC)             5.40         11/01/2009           268,869
        125,000  CALIFORNIA STATE                                                       5.00         03/01/2010           132,518
        750,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-
                 ss.                                                                    4.30         05/15/2029           750,000
        150,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A            7.88         06/01/2042           179,690
        290,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B            5.50         06/01/2019           296,470
        300,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT REVENUE SERIES 2003 A1                                      6.75         06/01/2039           336,060
        500,000  PALO VERDE CA COMMUNITY COLLEGE DISTRICT SCHOOL FACILITIES
                 IMPT DISTRICT # 2004-1                                                 6.00         08/01/2025           572,190
        350,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                   5.50         03/01/2008           356,331
        425,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                               4.50         03/01/2011           422,029
        100,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                             6.75         07/01/2013           115,517

                                                                                                                        3,429,674
                                                                                                                    -------------

COLORADO - 3.13%
      1,000,000  ADONEA METROPOLITAN DISTRICT #2 COLORADO REVENUE                       4.38         12/01/2015           975,910
      1,000,000  ARKANSAS RIVER POWER AUTHORITY CO IMPORTS (ELECTRIC PLANT
                 REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                         5.88         10/01/2021         1,153,150
        245,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                 APPRECIATION CONVERTIBLE   (TOLL ROAD REVENUE LOC)#                    4.00         06/15/2012           201,356
        450,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                 APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)#                      4.26         06/15/2016           379,093

                                                                                                                        2,709,509
                                                                                                                    -------------

FLORIDA - 5.66%
        800,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
                 HOUSING FUNDING   (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.            4.45         12/01/2028           800,000
        500,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                                4.50         12/01/2011           507,790
        500,000  CAPITAL PROJECTS FINANCE AUTHORITY CAPITAL PROJECTS (COLLEGE
                 & UNIVERSITY REVENUE LOC)                                              5.50         10/01/2014           532,925
        750,000  COLLIER COUNTY FL INDUSTRIAL DEVELOPMENT AUTHORITY NAPLES
                 COMMUNITY HOSPITAL INCORPORATED PROJECT (HOSPITAL REVENUE,
                 BANK OF AMERICA NA LOC)+/-                                             4.65         10/01/2034           742,088
      1,000,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                 REVENUE LOC)+/-                                                        4.75         12/01/2015         1,034,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$       500,000  GULF BREEZE FL REVENUE FGIC INSURED (GENERAL OBLIGATION -
                 STATES, TERRITORIES LOC)+/-                                            5.50%        12/01/2015     $     533,040
        665,000  ST. LUCIE COUNTY FL (UTILITIES REVENUE LOC)                            5.50         10/01/2016           739,706

                                                                                                                        4,890,309
                                                                                                                    -------------

GEORGIA - 1.92%
      1,000,000  FULTON DE KALB GA HOSPITAL AUTHORITY (HOSPITAL REVENUE, FIRST
                 SECURITY BANK LOC)                                                     5.25         01/01/2016         1,074,260
        500,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                 MBIA INSURED  (ELECTRIC REVENUE LOC)                                   6.50         01/01/2017           582,734

                                                                                                                        1,656,994
                                                                                                                    -------------

ILLINOIS - 7.89%
        340,000  AURORA IL SERIES B                                                     4.90         12/30/2011           341,074
      1,000,000  CHICAGO IL GAS SUPPLY REVENUE PEOPLES GAS LIGHT & COKE SERIES
                 B+/-ss.                                                                4.75         03/01/2030         1,021,620
        550,000  CHICAGO IL HOUSING AUTHORITY                                           5.38         07/01/2013           586,096
        355,000  GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                           8.75         12/01/2016           435,635
        500,000  ILLINOIS CONDELL MEDICAL CENTER                                        5.13         05/15/2010           508,960
        500,000  ILLINOIS EDUCATIONAL FACILITIES RESERVE 2 (COLLEGE &
                 UNIVERSITY REVENUE)+/-                                                 4.30         03/01/2030           493,510
        400,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                 PROJECT SERIES A                                                       5.25         12/01/2012           401,756
        200,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                 FACILITIES SERIES A                                                    5.50         07/01/2012           205,228
        330,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                 FACILITIES SERIES A                                                    5.70         07/01/2012           337,531
        560,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                    4.50         01/01/2007           561,473
        900,000  ILLINOIS LOCAL GOVERNMENT PG METROPOLIS PROJECT                        5.00         12/01/2024           900,567
        805,000  ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)           10.00         01/01/2015         1,024,926

                                                                                                                        6,818,376
                                                                                                                    -------------

IOWA - 0.66%
        165,000  DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
                 AMBAC INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                 LOC)                                                                   5.25         08/15/2015           168,396
        370,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                          5.50         06/01/2012           400,958

                                                                                                                          569,354
                                                                                                                    -------------

KANSAS - 2.60%
        160,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                 HARTFORD   (HEALTHCARE FACILITIES REVENUE LOC)                         6.13         04/01/2012           174,901
      1,000,000  KANSAS STATE DEVELOPMENT DEPARTMENT ADMIN COMPREHENSIVE
                 PROGRAM SERIES A (TRANSPORTATION REVENUE, FGIC INSURED)                4.00         11/01/2017           977,470
        550,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                       4.15         08/01/2015           552,673
        555,000  PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY
                 REDEVELOPMENT (PROPERTY TAX REVENUE)                                   4.50         04/01/2016           543,622

                                                                                                                        2,248,666
                                                                                                                    -------------

KENTUCKY - 2.07%
      1,000,000  KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES
                 SERIES A                                                               5.75         12/01/2015         1,066,750
        725,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCIAL AUTHORITY CHRISTIAN
                 CARE COMMUNITIES PROJECTS                                              4.35         11/20/2015           720,570

                                                                                                                        1,787,320
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
LOUISIANA - 1.08%
$       500,000  JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT NO 001 WEST
                 JEFFERSON MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES
                 REVENUE, FIRST SECURITY BANK LOC)                                      5.25%        01/01/2013     $     517,925
        160,000  NEW ORLEANS LA SEWER SERVICE                                           5.50         06/01/2020           167,958
        250,000  ORLEANS PARISH LA LAW ENFORCEMENT DISTRICT                             4.75         05/01/2008           252,350

                                                                                                                          938,233
                                                                                                                    -------------

MASSACHUSETTS - 1.41%
      1,125,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SERIES A                5.63         01/01/2016         1,221,525
                                                                                                                    -------------

MICHIGAN - 4.02%
      1,250,000  CONELL TOWNSHIP MI ECONOMIC DEVELOPMENT MEADWESTVACO ESCANABA
                 PROJECT (IDR)                                                          5.88         05/01/2018         1,387,713
      1,000,000  MICHIGAN STATE TRUNK LINE (FUEL SALES TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                     5.00         11/01/2015         1,070,450
        500,000  PONTIAC MI FISCAL STABILIZATION (PROPERTY TAX REVENUE, CIFG
                 INSURED)                                                               5.00         05/01/2021           521,715
        510,000  SUMMIT ACADEMY NORTH MICHIGAN PUBLIC SCHOOL ACADEMY                    5.00         11/01/2015           495,985

                                                                                                                        3,475,863
                                                                                                                    -------------

MINNESOTA - 2.65%
        999,224  MINNEAPOLIS & ST. PAUL MN HOUSING FINANCE BOARD SERIES A3              5.10         04/01/2027         1,039,592
        260,000  MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                    10.00         06/01/2013           316,155
        900,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 PLANT REVENUE LOC)                                                     5.50         01/01/2012           933,939

                                                                                                                        2,289,686
                                                                                                                    -------------

MISSISSIPPI - 1.62%
        280,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION GULFPORT
                 WATER & SEWER SYSTEMS PROJECT FSA INSURED (GENERAL OBLIGATION
                 - BOND BANK LOC)                                                       5.25         07/01/2011           297,226
        500,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MISSISSIPPI
                 LIMITED OBLIGATION HOSPITAL IMPROVEMENTS                               5.88         07/01/2022           549,875
        510,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ
                 MISSISSIPPI CONVENTION CENTER PROJECT                                  5.70         07/01/2015           555,451

                                                                                                                        1,402,552
                                                                                                                    -------------

MISSOURI - 3.05%
        850,000  BRENTWOOD MO BRENTWOOD SQUARE PROJECT                                  4.50         05/01/2022           831,147
        295,000  CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY
                 PROJECT                                                                4.50         04/15/2016           294,953
        500,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25         12/01/2014           500,985
      1,000,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS+/-             5.00         02/01/2029         1,007,910

                                                                                                                        2,634,995
                                                                                                                    -------------

NEBRASKA - 0.80%
        665,000  O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                               6.25         09/01/2012           691,879
                                                                                                                    -------------

NEW HAMPSHIRE - 0.91%
        750,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY SOUTH
                 NEW HAMPSHIRE MEDICAL CENTER                                           5.00         10/01/2014           786,232
                                                                                                                    -------------

NEW JERSEY - 3.71%
        250,000  BAYONNE NJ BID ANTICIPATION NOTES                                      5.00         10/27/2006           250,738
        500,000  BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                             5.00         10/13/2006           500,850
        500,000  MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER
                 HOTEL SUBSERIES B                                                      6.25         01/01/2037           492,155
      1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY REVENUE CIGARETTE
                 TAX                                                                    5.00         06/15/2012         1,055,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW JERSEY (continued)
$       865,000  NEWARK NJ (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)              5.00%        10/01/2015     $     904,876

                                                                                                                        3,203,769
                                                                                                                    -------------

NEW YORK - 6.99%
        100,000  NASSAU COUNTY NY IDA                                                   6.88         07/01/2010           105,156
        275,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT
                 SAMARITAN AIDS SERVICES (IDR, CITIBANK NA LOC)                         4.50         11/01/2015           281,509
      1,000,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT
                 SAMARITAN AIDS SERVICES (IDR, CITIBANK NA LOC)                         5.00         11/01/2024         1,025,900
        400,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-               5.25         02/01/2029           421,760
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                 FACILITIES                                                             5.00         11/01/2011         1,042,610
        500,000  NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A
                 (HEALTHCARE FACILITIES REVENUE LOC)                                    6.00         08/15/2015           553,100
      1,000,000  NEW YORK STATE NON STATE SUPPORTED DEBT HEALTH CENTER
                 (HOSPITAL REVENUE, SONYMA)                                             5.00         11/15/2019         1,044,230
        100,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES B
                 (OTHER REVENUE LOC)                                                    4.00         06/01/2012           101,196
        110,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1              5.00         06/01/2011           110,252
      1,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK SERIES C-1
                 (EXCISE TAX REVENUE)                                                   5.50         06/01/2019         1,080,960
        250,000  TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES Y (TOLL ROAD
                 REVENUE LOC)                                                           5.50         01/01/2017           276,458

                                                                                                                        6,043,131
                                                                                                                    -------------

NORTH CAROLINA - 0.11%
         95,000  NORTH CAROLINA MUNICIPAL POWER AGENCY # 1 CATAWBA ELECTRIC
                 REVENUE                                                                7.25         01/01/2007            97,442
                                                                                                                    -------------

NORTH DAKOTA - 0.95%
        400,000  BURLEIGH COUNTY ND HEALTHCARE REVENUE MEDCENTER ONE
                 INCORPORATED MBIA INSURED (HEALTH FACILITIES FINANCING
                 AUTHORITY REVENUE LOC)                                                 5.25         05/01/2013           414,944
        350,000  MERCER COUNTY ND ANTELOPE VALLEY STATION  (ELECTRIC REVENUE
                 LOC)                                                                   7.20         06/30/2013           402,724

                                                                                                                          817,668
                                                                                                                    -------------

OHIO - 2.01%
        890,000  FRANKLIN COUNTY OH CHILDRENS HOSPITAL PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                   10.38         06/01/2013         1,087,963
        410,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                              5.50         02/15/2012           434,965
        195,000  OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
                 APPRECIATION SERIES D                                                  6.25         07/01/2010           213,973

                                                                                                                        1,736,901
                                                                                                                    -------------

OKLAHOMA - 3.94%
      1,000,000  COMANCHE COUNTY OK                                                     5.25         07/01/2015         1,066,300
        350,000  HINTON OK HINTON PUBLIC SCHOOLS PROJECT                                4.15         09/01/2011           345,198
        340,000  HINTON OK HINTON PUBLIC SCHOOLS PROJECT                                4.38         09/01/2013           336,005
        100,000  JENKS OK (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)               5.00         02/01/2025           108,292
        100,000  JENKS OK (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)               5.00         02/01/2026           108,294
         40,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY
                 HOSPITAL PROJECT SERIES B                                              5.35         07/01/2008            40,859
      1,250,000  TULSA OK INDUSTRIAL AUTHORITY UNIVERSITY OF TULSA SERIES A
                 (COLLEGE & UNIVERSITY REVENUE LOC)                                     6.00         10/01/2016         1,401,725

                                                                                                                        3,406,673
                                                                                                                    -------------

PENNSYLVANIA - 3.84%
        350,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.63         10/01/2015           351,523

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
PENNSYLVANIA (continued)
$       965,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                 (OTHER REVENUE LOC)+/-ss.                                              5.26%        07/01/2027     $     979,417
        600,000  PENNSYLVANIA CONVENTION CENTER AUTHORITY SERIES A (OTHER
                 REVENUE LOC)                                                           6.70         09/01/2016           701,514
        650,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                 ALLEGHENY DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                           5.70         11/15/2011           703,040
        500,000  WESTMORELAND COUNTY PA HEALTH CARE FACILITIES REDSTONE SERIES
                 B (NURSING HOME REVENUE)                                               8.00         11/15/2023           585,230

                                                                                                                        3,320,724
                                                                                                                    -------------

PUERTO RICO - 0.67%
        500,000  PUERTO RICO COMMONWEALTH (TAX REVENUE, FIRST SECURITY BANK
                 LOC)                                                                   6.50         07/01/2013           578,300
                                                                                                                    -------------

SOUTH CAROLINA - 2.55%
        250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              9.04         01/01/2032            26,952
      1,750,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              8.93         01/01/2037           126,070
      2,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              8.66         01/01/2038           143,160
        500,000  GREENVILLE SC HOSPITAL SYSTEM BOARD SERIES A (HEALTHCARE
                 FACILITIES REVENUE LOC)                                                5.25         05/01/2014           534,290
        250,000  RICHLAND COUNTY SC INTERNATIONAL PAPER COMPANY PROJECTS
                 SERIES A                                                               4.25         10/01/2007           250,595
      1,000,000  SOUTH CAROLINA JOBS PREREFUNDED PALMETTO HEALTH C (HOSPITAL
                 REVENUE)                                                               6.00         08/01/2020         1,125,290

                                                                                                                        2,206,357
                                                                                                                    -------------

SOUTH DAKOTA - 1.33%
        600,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)           6.00         01/01/2012           655,554
        500,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                          5.25         05/01/2015           496,060

                                                                                                                        1,151,614
                                                                                                                    -------------

TENNESSEE - 1.19%
      1,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                 BOARD FLOAT BAPTIST MEMORIAL HEALTHCARE+/-                             5.00         09/01/2020         1,026,560
                                                                                                                    -------------

TEXAS - 7.25%
      2,500,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00         08/15/2034         2,622,475
      1,335,000  BEXAR COUNTY TX REVENUE PROJECT                                        5.75         08/15/2022         1,401,977
        715,000  DENTON COUNTY TX (GENERAL OBLIGATION - BOND BANK LOC)                  5.00         07/15/2016           757,392
      1,000,000  GARZA COUNTY TX PUBIC FACILITIES CORPORATION                           5.25         10/01/2014         1,025,140
        250,000  MIDTOWN TX RDA (TAX REVENUE LOC)                                       5.00         01/01/2009           256,892
        195,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (OTHER REVENUE LOC)              5.00         10/01/2009           201,568

                                                                                                                        6,265,444
                                                                                                                    -------------

VIRGIN ISLANDS - 0.90%
        750,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SENIOR LIEN LOAN NOTES         5.50         10/01/2014           782,580
                                                                                                                    -------------

VIRGINIA - 2.91%
         45,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                    5.30         02/01/2008            46,048
        305,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                    5.55         02/01/2012           313,686
        910,000  GREATER RICHMOND VA CONVENTION CENTER AUTHORITY CONVENTION
                 CENTER EXPANSION PROJECT                                               5.50         06/15/2010           963,126
      1,050,000  SUFFOLK VA REDEVELOPMENT & HOUSING AUTHORITY WINDSOR AT
                 POTOMAC PROJECT+/-                                                     4.85         07/01/2031         1,088,556
        100,000  VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
                 (HOUSING REVENUE LOC)                                                  4.50         07/01/2010           103,174

                                                                                                                        2,514,590
                                                                                                                    -------------

WASHINGTON - 3.63%
        310,000  GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC
                 REVENUE LOC)                                                           5.25         01/01/2012           333,002

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON (continued)
$       400,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A               6.00%        06/01/2010     $     406,508
        300,000  SPOKANE WA SERIES B                                                    5.40         01/01/2010           307,317
        400,000  TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON                             5.50         06/01/2012           420,864
        720,000  TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET BACKED                   6.50         06/01/2026           782,064
        100,000  VANCOUVER WA (WATER REVENUE LOC)                                       4.90         06/01/2010           101,521
         75,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                 PROJECT A                                                              5.35         07/01/2014            76,083
        610,000  WASHINGTON STATE SERIES B                                              6.40         06/01/2017           713,749

                                                                                                                        3,141,108
                                                                                                                    -------------

WISCONSIN - 6.46%
        465,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                        5.00         06/01/2008           472,021
        535,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                        5.00         06/01/2009           546,583
      1,085,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WISCONSIN
                 ASSET BACKED                                                           6.00         06/01/2017         1,147,778
        500,000  MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A         5.75         08/01/2035           500,905
         70,000  ST. CROIX FALLS WI CDA                                                 3.95         12/01/2008            69,915
         70,000  ST. CROIX FALLS WI CDA                                                 4.20         12/01/2009            70,287
         75,000  ST. CROIX FALLS WI CDA                                                 4.40         12/01/2010            75,769
        500,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                           4.25         10/01/2017           494,845
        890,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELL
                 TOWER RESIDENCE PROJECT                                                4.75         07/01/2015           895,901
        230,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE
                 SAVIOR HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                  4.70         05/01/2008           233,149
        200,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.00         05/01/2013           200,326
        175,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.00         11/01/2013           174,904
        200,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.10         05/01/2014           200,774
        250,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.10         11/01/2014           250,387
        250,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.15         05/01/2015           250,312

                                                                                                                        5,583,856
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $84,348,161)                                                                       84,010,492
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS - 1.43%
      1,235,608  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~@                                           1,235,608
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,235,608)                                                                          1,235,608
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $85,583,769)*                                      98.60%                                                     $  85,246,100

OTHER ASSETS AND LIABILITIES, NET                         1.40                                                          1,211,264
                                                       -------                                                      -------------

TOTAL NET ASSETS                                        100.00%                                                     $  86,457,364
                                                       -------                                                      -------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,235,608.

#     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


6


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 93.90%

ALABAMA - 1.85%
$     1,140,000  ANDALUSIA AL AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE, ACA
                 INSURED)                                                               4.88%        08/01/2022     $    1,116,676
      1,810,000  ANDALUSIA AL AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE, ACA
                 INSURED)                                                               5.00         08/01/2026          1,787,122
      1,865,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                 BAPTIST MEDICAL CENTER HEALTH SYSTEM SERIES A1                         4.35         11/15/2028          1,865,429
      1,150,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                 BAPTIST MEDICAL CENTERS HEALTH SYSTEM SERIES A2                        4.35         11/15/2028          1,150,264
      1,000,000  JEFFERSON COUNTY AL SERIES A                                           5.25         01/01/2015          1,064,020

                                                                                                                         6,983,511
                                                                                                                    --------------

ALASKA - 0.93%
      1,440,000  CIVICVENTURES AK ANCHORAGE CONVENTION CENTER (OTHER REVENUE,
                 MBIA INSURED)                                                          5.00         09/01/2020          1,510,503
        210,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK                         5.60         06/01/2009            217,925
        770,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK                         5.70         06/01/2011            806,190
        915,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK                         6.20         06/01/2022            952,625

                                                                                                                         3,487,243
                                                                                                                    --------------

ARIZONA - 2.52%
         25,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                      5.30         11/15/2008             25,402
         30,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                      5.50         11/15/2010             30,753
        290,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                      5.38         02/15/2018            299,611
        140,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                      6.13         11/15/2022            146,139
         75,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                      5.88         02/15/2027             77,278
        100,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                      6.25         11/15/2029            104,021
      1,000,000  ARIZONA STATE TRANSPORTATION BOARD SERIES B (TRANSPORTATION
                 REVENUE)                                                               5.25         07/01/2017          1,067,600
      1,500,000  PIMA COUNTY AR FACILITY P.L.C. CHARTER SCHOOLS PROJECT (IDR)           6.75         04/01/2036          1,500,000
        500,000  PINAL COUNTY AZ IDA CORRECTIONAL FACILITIES FLORENCE WEST
                 PRISON PROJECT SERIES A (IDR, ACA INSURED)                             5.25         10/01/2023            521,320
      3,425,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1                           6.00         07/15/2013          3,661,941
      2,025,000  YAVAPAI COUNTY AZ IDA                                                  5.45         06/01/2033          2,057,076

                                                                                                                         9,491,141
                                                                                                                    --------------

ARKANSAS - 0.89%
      3,345,000  CABOT AR SALES & USE TAX                                               4.60         12/01/2025          3,358,280
                                                                                                                    --------------

CALIFORNIA - 7.63%
      5,500,000  CALIFORNIA STATE                                                       5.00         03/01/2025          5,713,345
      2,000,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART TRANSIT SERIES A
                 (MFHR, GIC-RABOBANK NEDERLAND LOC)+/-                                  3.95         04/15/2046          1,996,320
      1,445,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                 APPRECIATION SENIOR LIEN SERIES A                                      7.05         01/01/2010          1,617,779
      5,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                 APPRECIATION SENIOR LIEN SERIES A^                                     4.55         01/01/2019          2,835,000
        305,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES
                 2003 A1                                                                6.63         06/01/2040            338,391
        235,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES
                 A3+/-                                                                  7.88         06/01/2042            281,514
      4,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES B            5.63         06/01/2038          4,411,800
      1,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT ENHANCED ASSET BACKED SERIES B                              5.50         06/01/2033          1,095,210
      1,305,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT REVENUE SERIES 2003 A1                                      6.75         06/01/2039          1,461,861
      2,090,000  LOS ANGELES CA HFA PEPPERMILL I & II                                   5.13         04/01/2028          2,111,004
      1,000,000  MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HEALTHCARE
                 FACILITIES REVENUE LOC)                                                6.50         03/15/2015          1,149,980
      1,800,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                 PROJECT (TAX INCREMENTAL REVENUE LOC)                                  5.50         05/01/2014          1,991,394

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     1,000,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT SERIES B
                 (PROPERTY TAX REVENUE LOC)^                                            4.34%        08/01/2015     $      672,770
      3,000,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                   5.50         03/01/2008          3,054,270

                                                                                                                        28,730,638
                                                                                                                    --------------

COLORADO - 2.73%
      3,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY BROMLEY
                 EAST PROJECT SERIES A                                                  7.25         09/15/2030          3,443,970
      1,810,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
                 MONTESSORI EVERGREEN PROJECT                                           6.50         12/01/2035          1,811,068
      5,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
                 LIEN SERIES B   (TOLL ROAD REVENUE LOC)^                               4.50         09/01/2016          3,160,300
      2,240,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                 APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                      1.69         06/15/2016          1,887,043

                                                                                                                        10,302,381
                                                                                                                    --------------

CONNECTICUT - 0.46%
      1,500,000  CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B                     6.50         10/01/2012          1,718,790
                                                                                                                    --------------

DISTRICT OF COLUMBIA - 0.12%
        270,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.38         05/15/2010            280,120
        175,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.70         05/15/2012            185,731

                                                                                                                           465,851
                                                                                                                    --------------

FLORIDA - 4.29%
      1,000,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
                 HOUSING FUNDING   (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.            4.45         12/01/2028          1,000,000
      1,000,000  BROWARD COUNTY FL EDUCATIONAL FACILITIES NOVA SOUTHEASTERN
                 (COLLEGE & UNIVERSITY REVENUE, GUARANTEE AGREEMENT)%%                  5.00         04/01/2036          1,033,400
        420,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                                4.50         06/01/2011            426,544
      3,250,000  COLLIER COUNTY FL INDUSTRIAL DEVELOPMENT AUTHORITY NAPLES
                 COMMUNITY HOSPITAL INCORPORATED PROJECT (HOSPITAL REVENUE,
                 BANK OF AMERICA NA LOC)+/-                                             4.65         10/01/2034          3,215,712
      1,750,000  GLADES CORRECTIONAL DEVELOPMENT CORPORATION FL 1ST MORTGAGE
                 GLADES COUNTY DETENTION (OTHER REVENUE)                                7.38         03/01/2030          1,747,883
        315,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                 REVENUE LOC)+/-                                                        4.75         12/01/2015            325,949
      1,835,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI
                 MEDICAL CENTER                                                         6.00         11/15/2007          1,886,123
      1,455,000  PALM BEACH COUNTY FL G STAR SCHOOL OF ARTS SERIES A                    6.75         05/15/2035          1,461,722
      1,150,000  PALM BEACH COUNTY FL SCHOOL BOARD CERTIFICATES OF
                 PARTICIPATION SERIES A (LEASE REVENUE, FGIC INSURED)                   5.00         08/01/2022          1,200,083
      2,555,000  PALM BEACH COUNTY FL SCHOOL BOARD CERTIFICATES OF
                 PARTICIPATION SERIES A (LEASE REVENUE, FGIC INSURED)                   5.00         08/01/2023          2,660,828
      1,235,000  PINELLAS COUNTY FL HOUSING FINANCING AUTHORITY JAMES PARK
                 APARTMENTS+/-                                                          4.63         02/01/2036          1,205,792

                                                                                                                        16,164,036
                                                                                                                    --------------

GEORGIA - 8.74%
      4,930,000  ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX
                 REVENUE LOC)                                                           6.25         07/01/2020          5,749,563
      3,000,000  ATLANTA GA SERIES A (AIRPORT REVENUE LOC)                              5.50         01/01/2010          3,213,420
      1,235,000  ATLANTA GA TAX ALLOCATION PRINCETON LAKES PROJECT (TAX
                 ALLOCATION REVENUE)                                                    5.50         01/01/2031          1,246,016
        170,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                 ESTATES PROJECT SERIES A                                               5.88         05/01/2007            167,353
      1,675,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                 ESTATES PROJECT SERIES A                                               6.38         05/01/2017          1,490,784
      2,965,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                 ESTATES PROJECT SERIES A                                               6.50         05/01/2027          2,494,099
      6,435,000  EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON
                 ROAD APARTMENTS+/-                                                     5.00         10/01/2032          6,464,022

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
GEORGIA (continued)
$     2,225,000  FULTON DE KALB GA HOSPITAL AUTHORITY (HOSPITAL REVENUE, FIRST
                 SECURITY BANK LOC)                                                     5.25%        01/01/2016     $    2,390,228
        455,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                 MBIA INSURED  (ELECTRIC REVENUE LOC)                                   6.50         01/01/2017            530,280
      4,300,000  GEORGIA STATE SERIES B                                                 6.25         03/01/2011          4,780,482
      1,000,000  GEORGIA STATE SERIES E                                                 6.75         12/01/2012          1,166,780
      2,000,000  MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES
                 A (UTILITIES REVENUE LOC)                                              5.25         01/01/2014          2,159,520
      1,060,000  THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS
                 PROJECT SERIES A+/-                                                    5.10         12/01/2035          1,076,589

                                                                                                                        32,929,136
                                                                                                                    --------------

ILLINOIS - 4.44%
      2,740,000  AURORA IL SERIES B                                                     5.85         12/30/2013          2,752,412
      2,000,000  BOLINGBROOK IL SPECIAL SERVICE AREA #1 - FOREST CITY PROJECT^          0.40         03/01/2027          1,838,480
        500,000  CHICAGO IL HOUSING AUTHORITY                                           5.38         07/01/2013            532,815
        455,000  GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                           8.75         12/01/2017            561,666
        545,000  GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                           8.70         12/01/2018            675,184
        570,000  GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                           8.50         12/01/2019            703,979
        390,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                 PROJECT SERIES A                                                       5.25         12/01/2012            391,712
      2,330,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                 PROJECT SERIES A                                                       6.13         12/01/2022          2,461,994
      2,500,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                    4.50         01/01/2007          2,506,575
        450,000  ILLINOIS HEALTH FACILITIES AUTHORITY CONDELL MEDICAL CENTER            7.00         05/15/2022            492,417
      1,290,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR (HOUSING REVENUE
                 LOC)                                                                   5.00         07/01/2025          1,291,122
        535,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL^             4.40         01/01/2015            367,133
        500,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL^             4.41         01/01/2015            342,820
      1,750,000  YORKVILLE IL UNITED CITY SPECIAL SVCAREA #2004-107 RAINTREE
                 VILLAGE II PROJECT                                                     6.25         03/01/2035          1,792,315

                                                                                                                        16,710,624
                                                                                                                    --------------

INDIANA - 1.24%
      2,750,000  HAMILTON COUNTY IN REDEVELOPMENT DISTRICT THOMSON ELECTRICS
                 ECONOMIC DEVELOPMENT (TAX REVENUE)                                     5.10         02/01/2031          2,674,320
      1,000,000  INDIANAPOLIS IN CAMBRIDGE STATION APARTMENTS II                        4.85         01/01/2021          1,000,080
      1,000,000  PORTAGE IN AMERIPLEX PROJECT (ECONOMIC DEVELOPMENT REVENUE)%%          5.00         07/15/2023            990,680

                                                                                                                         4,665,080
                                                                                                                    --------------

IOWA - 0.32%
        110,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                  5.00         06/01/2009            110,577
        125,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                  5.00         06/01/2010            125,495
      1,000,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                  5.55         06/01/2036            984,660

                                                                                                                         1,220,732
                                                                                                                    --------------

KANSAS - 1.29%
        470,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                 HARTFORD   (HEALTHCARE FACILITIES REVENUE LOC)                         6.13         04/01/2012            513,771
        400,000  KANSAS STATE DEVELOPMENT DEPARTMENT ADMIN COMPREHENSIVE
                 PROGRAM SERIES A (TRANSPORTATION REVENUE, FGIC INSURED)                4.00         11/01/2017            390,988
        700,000  PITTSBURG KS TRANSIT DEVELOPMENT DISTRIBUTION NORTH BROADWAY
                 PITTSBURG TOWN CENTER (SALES TAX REVENUE)                              4.80         04/01/2027            678,034
      1,250,000  PITTSBURGH KS  SPECIAL OBLIGATION TAX NORTH BROADWAY
                 REDEVELOPMENT (PROPERTY TAX REVENUE)                                   4.90         04/01/2024          1,210,763
        965,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES
                 SERIES A5 (HOUSING REVENUE LOC)+/-                                     5.70         12/01/2036          1,019,349

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
KANSAS (continued)
$     1,035,000  SEDGWICK & SHAWNEE COUNTIES KS SINGLE FAMILY REVENUE
                 GOVERNMENT NATIONAL MARTGAGE ASSOCIATION (SINGLE FAMILY
                 HOUSING REVENUE LOC)+/-                                                6.50%        12/01/2022     $    1,055,617

                                                                                                                         4,868,522
                                                                                                                    --------------

KENTUCKY - 0.49%
      1,745,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCING AUTHORITY CHRISTIAN
                 CARE COMMUNITIES PROJECTS                                              5.38         11/20/2035          1,857,884
                                                                                                                    --------------

LOUISIANA - 2.01%
      3,275,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                 CORRECTIONAL FACILITIES PROJECT                                        6.25         03/01/2019          3,428,696
      1,000,000  JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT NUMBER 2
                 (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)               5.00         07/01/2018          1,035,520
      1,275,000  LOUISIANA PUBLIC FACILITIES AUTHORITY - FRANCISCAN
                 MISSIONARIES SERIES B+/-ss.                                            3.40         07/01/2030          1,275,000
      1,350,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                5.00         09/01/2007          1,353,739
        475,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                5.00         09/01/2007            476,316

                                                                                                                         7,569,271
                                                                                                                    --------------

MASSACHUSETTS - 2.82%
      3,000,000  COMMONWEALTH OF MASSACHUSETTS CONSUMER LOAN SERIES B                   5.25         06/01/2010          3,167,190
      3,385,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL
                 TRANSPORTATION SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)            7.00         03/01/2014          3,980,049
      3,000,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                 SUBSERIES A                                                            6.00         08/01/2017          3,491,040

                                                                                                                        10,638,279
                                                                                                                    --------------

MICHIGAN - 0.72%
      1,175,000  DURAND MI AREA SCHOOLS SCHOOL BUILDING & SITE (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)%%                                    4.38         05/01/2025          1,145,261
      1,500,000  PONTIAC MI FISCAL STABILIZATION (PROPERTY TAX REVENUE, CIFG
                 INSURED)                                                               5.00         05/01/2021          1,565,145

                                                                                                                         2,710,406
                                                                                                                    --------------

MINNESOTA - 0.69%
      1,000,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 PLANT REVENUE LOC)                                                     5.50         01/01/2012          1,037,710
      1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                      7.50         12/01/2031          1,554,795

                                                                                                                         2,592,505
                                                                                                                    --------------

MISSISSIPPI - 0.38%
      1,490,000  MISSISSIPPI DEVELOPMENT BANK NATCHEZ MS CONVENTION (OTHER
                 REVENUE, AMBAC INSURED)%%                                              4.30         07/01/2024          1,436,181
                                                                                                                    --------------

MISSOURI - 3.64%
      1,260,000  DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT            5.20         04/15/2020          1,256,245
      3,500,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25         12/01/2014          3,506,895
      3,000,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY SERIES B+/-ss.                3.30         05/01/2039          3,000,000
      2,000,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                 AUTHORITY REVOLVING FUND PROGRAM SERIES B                              5.50         07/01/2016          2,223,420
      3,700,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS+/-             5.00         02/01/2029          3,729,267

                                                                                                                        13,715,827
                                                                                                                    --------------

NEW HAMPSHIRE - 0.59%
      1,135,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY SOUTH
                 NEW HAMPSHIRE MEDICAL CENTER                                           5.00         10/01/2014          1,189,832

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
NEW HAMPSHIRE (continued)
$     1,000,000  NEW HAMPSHIRE HEALTH & FACILITIES AUTHORITY SOUTH NEW
                 HAMPSHIRE MEDICAL CENTER-A                                             5.00%        10/01/2018     $    1,035,920

                                                                                                                         2,225,752
                                                                                                                    --------------

NEW JERSEY - 2.75%
        750,000  BAYONNE NJ BID ANTICIPATION NOTES                                      5.00         10/27/2006            752,212
      1,000,000  BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                             5.00         10/13/2006          1,001,700
      2,000,000  MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER
                 HOTEL SUBSERIES B                                                      6.25         01/01/2037          1,968,620
      1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX                5.75         06/15/2029          1,051,950
      2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX                5.75         06/15/2034          2,097,040
      1,475,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL
                 HEALTH SYSTEM OBLIGATED GROUP                                          5.13         07/01/2012          1,504,043
      1,000,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION
                 SYSTEM SERIES B (TRANSPORTATION REVENUE LOC)                           6.00         12/15/2011          1,113,570
        375,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                    5.50         06/01/2011            393,503
        410,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                    7.00         06/01/2041            466,781

                                                                                                                        10,349,419
                                                                                                                    --------------

NEW YORK - 10.45%
      2,185,000  FREEPORT NY UN FREE SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 MBIA INSURED)                                                          4.50         12/01/2021          2,214,476
      1,000,000  NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY TAX
                 REVENUE LOC)                                                           5.45         01/15/2015          1,100,110
        260,000  NASSAU COUNTY NY IDA                                                   6.88         07/01/2010            273,406
      1,425,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT
                 SAMARITAN AIDS SERVICES (IDR, CITIBANK NA LOC)                         5.00         11/01/2024          1,461,907
      1,230,000  NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                         6.88         07/01/2010          1,260,811
      2,025,000  NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED
                 SERIES B                                                               6.00         06/15/2010          2,226,244
      1,000,000  NEW YORK NY SERIES C                                                   5.50         09/15/2019          1,080,460
      2,500,000  NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)              5.00         08/01/2015          2,670,500
        350,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-               5.25         02/01/2029            369,040
      1,000,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECURED
                 SERIES C                                                               5.88         11/01/2017          1,092,290
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                 FACILITIES                                                             5.00         11/01/2014          1,042,610
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM
                 SERIES A (OTHER REVENUE LOC)                                           5.63         07/01/2016          1,104,290
      2,800,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH SERVICES
                 FACILITIES IMPROVEMENT SERIES B                                        6.00         08/15/2016          3,164,140
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY
                 ACTIVITIES OF DAILY LIVING FACILITIES SERIES C (LEASE REVENUE
                 LOC)                                                                   5.75         05/15/2016          1,136,320
      2,500,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY
                 EDUCATIONAL FACILITIES SERIES A                                        5.50         05/15/2019          2,764,825
      5,350,000  NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES
                 E (SALES TAX REVENUE LOC)                                              6.00         04/01/2014          6,064,653
      1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                              5.50         10/15/2014          1,075,750
      1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                5.60         10/15/2015          1,080,680
      1,710,000  SCHENECTADY NY BOARD ANTICIPATION NOTES                                5.25         05/26/2006          1,707,914
      5,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK SERIES C-1
                 (EXCISE TAX REVENUE)                                                   5.50         06/01/2019          5,404,800
      1,000,000  TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY
                 LAKE (LEASE REVENUE LOC)                                               5.63         07/01/2010          1,085,610

                                                                                                                        39,380,836
                                                                                                                    --------------

NORTH DAKOTA - 0.69%
      1,515,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                 (RECREATIONAL FACILITIES REVENUE)                                      6.30         11/15/2010          1,512,818
      1,100,000  UNDERWOOD ND (POLLUTION CONTROL REVENUE, GUARANTEE
                 AGREEMENT)+/-ss.                                                       3.25         08/01/2008          1,100,000

                                                                                                                         2,612,818
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
OHIO - 1.53%
$     2,500,000  MIAMI COUNTY OH UPPER VALLEY MEDICAL CENTER SERIES A                   6.25%        05/15/2016     $    2,555,050
      2,010,000  MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTS+/-                         4.95         11/01/2035          2,019,065
        485,000  OHIO STATE OH ENTERPRISES 2002 4 ASTRO (IDR)                           5.00         06/01/2015            496,393
        660,000  OHIO STATE OH ENTERPRISES 2002 4 ASTRO (IDR)                           5.45         06/01/2022            691,970

                                                                                                                         5,762,478
                                                                                                                    --------------

OKLAHOMA - 3.04%
        700,000  HINTON OK HINTON PUBLIC SCHOOLS PROJECT                                4.38         09/01/2013            691,775
        755,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND             6.80         09/01/2026            769,390
     10,000,000  TULSA COUNTY OK INDIVIDUAL AUTHORITY SERIES A (SALES TAX
                 REVENUE, BANK OF AMERICA NA LOC)+/-                                    3.13         05/15/2017          9,995,100

                                                                                                                        11,456,265
                                                                                                                    --------------

OREGON - 0.51%
      1,955,000  OREGON STATE HOUSING & COMMUNITY SERVICES TOWER AT STATION
                 PLAZA PROJECT SERIES A (HOUSING REVENUE, FEDERAL NATIONAL
                 MORTGAGE ASSOCIATION)                                                  4.00         08/01/2016          1,906,731
                                                                                                                    --------------

PENNSYLVANIA - 2.32%
      2,235,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                 SERIES A                                                               7.50         12/15/2029          2,309,537
      1,520,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.63         10/01/2015          1,526,612
        925,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                 GOVERNMENT SERIES C                                                    7.75         07/01/2027          1,287,452
        500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE
                 OBLIGATED GROUP                                                        5.80         11/01/2012            489,290
      1,880,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                 ALLEGHENY DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                           5.70         11/15/2011          2,033,408
      2,000,000  PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY
                 DEVELOPMENT PROJECT (PROPERTY TAX REVENUE LOC)^                        4.71         08/01/2019          1,082,140

                                                                                                                         8,728,439
                                                                                                                    --------------

PUERTO RICO - 2.66%
      1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)               5.65         07/01/2015          1,119,570
      2,500,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.80         04/26/2006          2,500,000
      2,000,000  PUERTO RICO COMMONWEALTH SERIES A (TAX REVENUE, XL CAPITAL
                 ASSURANCE COMPANY INSURED)                                             5.50         07/01/2017          2,223,480
        400,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)          5.00         12/01/2017            418,392
      1,500,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B (TOLL
                 ROAD REVENUE LOC)                                                      5.75         07/01/2019          1,633,260
      1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                      5.00         02/01/2010          1,035,310
      1,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A                5.50         10/01/2017          1,079,230

                                                                                                                        10,009,242
                                                                                                                    --------------

SOUTH CAROLINA - 2.83%
      1,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                             10.19         01/01/2015            427,920
      5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              9.51         01/01/2027            759,700
        400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              9.04         01/01/2028             60,948
     10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              9.04         01/01/2032          1,115,834
      2,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              8.66         01/01/2038            178,950
      2,560,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B   (TOLL ROAD REVENUE LOC)^                                    9.67         01/01/2014          1,251,686
      1,000,000  DORCHESTER COUNTY SC SCHOOL DISTRICT # 002 (LEASE REVENUE,
                 GUARANTEE AGREEMENT)                                                   5.00         12/01/2029          1,035,070
      1,650,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING
                 EQUITY                                                                 6.00         12/01/2012          1,861,546
      1,350,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING
                 EQUITY                                                                 6.00         12/01/2021          1,508,679
      2,400,000  SOUTH CAROLINA STATE PORTS AUTHORITY                                   7.80         07/01/2009          2,480,352

                                                                                                                        10,680,685
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
SOUTH DAKOTA - 3.10%
$     5,400,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT+/-ss.                 3.57%        12/01/2012     $    5,400,000
      2,000,000  LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                     5.50         05/01/2019          1,976,040
        555,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION             7.00         11/01/2013            590,176
      1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION             7.00         11/01/2023          1,371,076
        275,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                       4.75         04/01/2010            277,041
        285,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                       5.00         04/01/2011            289,406
        300,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                       5.25         04/01/2012            308,460
        320,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                       5.25         04/01/2013            328,858
        420,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM MCELEEG PROJECT SERIES B                                  5.00         04/01/2014            424,137
        685,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM MIDSTATES PRINT SERIES A                                  5.50         04/01/2018            705,666

                                                                                                                        11,670,860
                                                                                                                    --------------

TENNESSEE - 0.67%
      2,500,000  MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD
                 PRESCOTT PLACE APARTMENTS PROJECT+/-                                   5.13         05/01/2038          2,529,775
                                                                                                                    --------------

TEXAS - 4.74%
      2,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00         08/15/2034          2,097,980
      1,750,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                 SERIES A+/-ss.                                                         5.40         04/01/2030          1,752,905
      2,500,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES A (AIRPORT
                 REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                         5.00         11/01/2013          2,565,550
      1,200,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25         10/01/2016          1,226,244
      1,465,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25         10/01/2017          1,493,787
        595,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.50         10/01/2018            618,247
      3,000,000  LA JOYA TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)                                                                   5.50         02/15/2025          3,190,770
      1,350,000  LOWER COLORADO RIVER AUTHORITY TX SAMSUNG AUSTIN SEMICONDUCTOR         6.95         04/01/2030          1,502,361
      2,000,000  NORTH FOREST INDEPENDENT SCHOOL DISTRICT SCHOOLHOUSE SERIES A
                 (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)%%             4.25         08/15/2023          1,912,180
        500,000  RED RIVER TX HOECHST CELANESE CORPORATION PROJECT                      5.20         05/01/2007            500,280
      1,000,000  TEXAS WATER DEVELOPMENT BOARD STATE REVOLVING FUND SENIOR
                 LIEN SERIES A                                                          4.75         07/15/2020          1,010,080

                                                                                                                        17,870,384
                                                                                                                    --------------

UTAH - 0.09%
        322,000  EAGLE MOUNTAIN UT                                                      5.90         12/15/2007            322,126
                                                                                                                    --------------

WASHINGTON - 0.84%
      1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT                                 4.75         12/01/2013          1,210,764
      1,215,000  TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET BACKED                   6.50         06/01/2026          1,319,733
        615,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                 PROJECT A                                                              5.35         07/01/2014            623,881

                                                                                                                         3,154,378
                                                                                                                    --------------

WEST VIRGINIA - 0.33%
        215,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A           5.00         06/01/2015            219,939
      1,000,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A           5.63         06/01/2034          1,024,410

                                                                                                                         1,244,349
                                                                                                                    --------------

WISCONSIN - 8.56%
        190,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE
                 TAX REVENUE)                                                           5.75         06/01/2012            202,441
      8,120,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WISCONSIN
                 ASSET BACKED                                                           6.00         06/01/2017          8,589,823
      2,000,000  MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A         5.75         08/01/2035          2,003,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
WISCONSIN (continued)
$       520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.35%        12/01/2010     $      528,226
        390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.50         12/01/2011            396,739
      2,800,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE LOC)                                       5.50         12/15/2016          3,111,080
      4,000,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT+/-          5.00         12/01/2027          4,025,880
      1,125,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                           4.50         10/01/2019          1,128,454
      1,600,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                           5.25         10/01/2020          1,710,800
        645,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                           4.70         10/01/2021            653,888
        205,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY AGNESIAN
                 HEALTHCARE INCORPORATED                                                5.10         07/01/2008            209,639
      4,735,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.90         11/01/2035          4,741,014
      1,650,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, AMBAC INSURED)                                       4.70         11/01/2025          1,659,636
      3,250,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, AMBAC INSURED)                                       4.90         11/01/2035          3,277,853

                                                                                                                        32,239,093
                                                                                                                    --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $344,848,300)                                                                      353,759,948
                                                                                                                    --------------

SHARES
SHORT-TERM INVESTMENTS - 6.93%
     26,086,455  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~@                                           26,086,455
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,086,455)                                                                         26,086,455
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $370,934,755)*                                    100.83%                                                     $  379,846,403

OTHER ASSETS AND LIABILITIES, NET                        (0.83)                                                         (3,114,877)
                                                       -------                                                      --------------

TOTAL NET ASSETS                                        100.00%                                                     $  376,731,526
                                                       -------                                                      --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $26,086,455.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 96.94%

ALABAMA - 1.50%
$        75,000  ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE)                    5.00%        12/01/2007    $       75,940
      1,700,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                 BAPTIST MEDICAL CENTER HEALTH SYSTEM SERIES A1                         4.35         11/15/2028         1,700,391
      4,925,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                 BAPTIST MEDICAL CENTERS HEALTH SYSTEM SERIES A2                        4.35         11/15/2028         4,926,133
      2,465,000  JEFFERSON COUNTY AL                                                    5.00         01/01/2008         2,515,729
      1,000,000  MOBILE AL                                                              6.20         02/15/2007         1,021,920

                                                                                                                       10,240,113
                                                                                                                   --------------

ALASKA - 0.72%
        460,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
                 REVENUE LOC)                                                           6.00         01/01/2015           489,187
        405,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK                         4.50         06/01/2008           406,555
      1,300,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK                         5.60         06/01/2009         1,349,062
      1,675,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK                         5.60         06/01/2010         1,752,603
        900,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK                         6.20         06/01/2022           937,008

                                                                                                                        4,934,415
                                                                                                                   --------------

ARIZONA - 2.43%
      2,150,000  ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR
                 SUBORDINATE SERIES                                                     6.30         12/01/2008         2,190,485
        135,000  COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                              3.65         04/01/2008           133,284
        100,000  COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                              3.75         10/01/2008            98,570
        350,000  COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                              3.95         04/01/2009           345,426
        160,000  COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                              4.00         10/01/2009           157,741
      1,215,000  MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT+/-ss.          4.75         08/01/2020         1,214,393
      2,230,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION (POLLUTION
                 CONTROL REVENUE)+/-                                                    2.90         06/01/2035         2,143,208
        630,000  PHOENIX AZ IDA                                                         4.45         12/15/2008           632,249
      1,265,000  SANTA CRUZ COUNTY AZ IDA+/-ss.                                         4.75         08/01/2020         1,259,826
      2,000,000  TUCSON & PIMA COUNTY AZ IDA SFMR SERIES 1A (SFMR LOC)+/-               5.50         01/01/2035         2,022,200
      1,060,000  WATSON ROAD COMMUNITY FACILITIES DISTRICT ARIZONA                      4.50         07/01/2007         1,058,272
      3,059,269  WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION
                 FORT APACHE TIMBER EQUIPMENT LEASE                                     6.25         03/04/2012         3,162,917
      2,105,000  YAVAPAI COUNTY AZ IDA                                                  5.45         06/01/2033         2,138,343

                                                                                                                       16,556,914
                                                                                                                   --------------

ARKANSAS - 0.38%
        420,000  GARLAND COUNTY AR FACILITIES BOARD                                     3.50         10/01/2006           418,417
        500,000  GARLAND COUNTY AR FACILITIES BOARD                                     4.20         10/01/2009           494,080
        495,000  GARLAND COUNTY AR FACILITIES BOARD                                     4.30         10/01/2010           487,446
        215,000  GARLAND COUNTY AR FACILITIES BOARD                                     4.40         10/01/2011           211,190
        505,000  GARLAND COUNTY AR FACILITIES BOARD                                     4.50         10/01/2012           495,799
        510,000  GARLAND COUNTY AR FACILITIES BOARD                                     3.75         10/01/2007           505,237

                                                                                                                        2,612,169
                                                                                                                   --------------

CALIFORNIA - 5.70%
        350,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA
                 ARCHSTONE REDWOOD SERIES A+/-ss.                                       5.30         10/01/2008           359,860
      7,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA HOUSING
                 REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE
                 LOC)+/-ss.                                                             4.85         07/01/2008         7,000,000
        280,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
                 CA HOSPITAL ASSOCIATION SERIES C                                       4.00         03/01/2008           280,274
        500,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS CA                              4.00         07/01/2006           500,775
      1,775,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES A
                 (HOUSING REVENUE LOC)+/-                                               6.63         06/01/2033         1,781,727
        250,000  CALIFORNIA STATE DWR SERIES A                                          5.50         05/01/2007           254,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     3,950,000  CALIFORNIA STATEWIDE CDA+/-ss.                                         3.60%        05/15/2029    $    3,950,000
      4,500,000  CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING
                 FOUNDATION+/-ss.                                                       4.45         12/01/2028         4,500,000
        675,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
                 A4+/-ss.                                                               5.25         05/15/2025           695,331
      7,000,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART TRANSIT SERIES A
                 (MFHR, GIC-RABOBANK NEDERLAND LOC)+/-                                  3.95         04/15/2046         6,987,120
        750,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B            5.50         06/01/2019           766,733
      1,200,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES 1
                 (EXCISE TAX REVENUE)                                                   5.00         06/01/2016         1,202,196
      1,113,853  PASADENA CA                                                            4.50         12/19/2006         1,115,802
        100,629  PASADENA CA                                                            5.27         12/19/2006           100,629
      5,000,000  SAN DIEGO CA AREA PASS THRU OBLIGATIONS LEASE PURCHASE SERIES
                 A (HOUSING REVENUE, SOCIETE GENERALE LOC)+/-ss.                        4.85         06/01/2006         5,000,000
      1,650,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                   5.50         03/01/2008         1,679,848
        575,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                               4.50         03/01/2011           570,981
      2,125,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS
                 SERIES JPMC3 (OTHER REVENUE LOC)+/-ss.                                 3.17         06/01/2013         2,125,000

                                                                                                                       38,871,226
                                                                                                                   --------------

COLORADO - 3.09%
      1,565,000  ADONEA METROPOLITAN DISTRICT #2 COLORADO REVENUE                       4.38         12/01/2015         1,527,299
     12,750,000  AURORA CO MULTIFAMILY REVENUE+/-                                       4.25         12/20/2040        12,742,605
      1,155,000  BEACON POINT CO                                                        4.38         12/01/2015         1,137,317
      1,585,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER
                 ACADEMY SERIES A                                                       5.00         05/01/2008         1,588,883
         20,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
                 PROJECT                                                                4.90         09/15/2007            19,960
      1,000,000  HIGH PLAINS CO METROPOLITAN DISTRICT                                   4.38         12/01/2015           984,690
        300,000  HIGHLANDS COUNTY RANCH METROPOLITAN DISTRICT # 3 SERIES A
                 (PROPERTY TAX REVENUE LOC)                                             5.00         12/01/2006           302,181
      2,585,000  SAND CREEK METROPOLITAN DISTRICT CO                                    6.63         12/01/2017         2,778,100

                                                                                                                       21,081,035
                                                                                                                   --------------

CONNECTICUT - 0.23%
      1,020,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY NEW
                 OPPORTUNITIES FOR WATERBURY SERIES A (LEASE REVENUE LOC)               6.75         07/01/2013         1,040,818
        500,000  MASHANTUCKET CT WESTERN PEQUOT TRIBE SERIES A++                        6.40         09/01/2011           514,400

                                                                                                                        1,555,218
                                                                                                                   --------------

DISTRICT OF COLUMBIA - 3.41%
      8,000,000  DISTRICT OF COLOMBIA UNREFUNDED BALANCE SERIES B (PROPERTY
                 TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.50         06/01/2012         8,460,400
      7,400,000  DISTRICT OF COLUMBIA+/-ss.                                             3.10         06/01/2019         7,400,000
      3,750,000  DISTRICT OF COLUMBIA (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)                                                              5.50         06/01/2014         3,965,813
      2,710,000  DISTRICT OF COLUMBIA HFA ARTHUR CAPPER SERIES II PROJECT               3.90         01/01/2009         2,677,182
        740,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.38         05/15/2010           767,735

                                                                                                                       23,271,130
                                                                                                                   --------------

FLORIDA - 4.03%
      2,750,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
                 HOUSING FUNDING  (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.             4.45         12/01/2028         2,750,000
        178,000  BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                   6.50         09/01/2022           179,547
      3,375,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                                4.50         12/01/2011         3,427,582
      1,350,000  ESCAMBIA COUNTY FL HFA MULTICOUNTY SERIES A2 (HOUSING REVENUE
                 LOC)                                                                   6.95         04/01/2024         1,367,159
      4,155,000  FLORIDA HFA MFHR ANDOVER PROJECT                                       6.35         05/01/2026         4,289,996
      2,485,000  FLORIDA STATE BOARD OF EDUCATION PUBLIC EDUCATION                      6.20         05/01/2006         2,490,492
      2,000,000  HIGHLAND COUNTY FL HEALTH FACILITIES+/-ss.                             5.00         11/15/2029         2,054,680
        970,000  HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT
                 UNIVERSITY COMMUNITY HOSPITAL SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                           4.90         08/15/2007           968,710
      2,500,000  HILLSBOROUGH COUNTY FL IDA MFHR OAKS AT RIVERVIEW PROJECT
                 SERIES B                                                               2.13         01/01/2007         2,457,525

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$       455,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
                 SOLUTIONS PROJECT (IDR LOC)                                            3.63%        10/01/2008    $      447,265
        605,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
                 SOLUTIONS PROJECT (IDR LOC)                                            3.80         10/01/2009           592,192
        300,000  MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING
                 REVENUE LOC)                                                           6.50         11/01/2023           300,510
      1,483,000  TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CTFS FL SERIES 2004
                 C CLASS A                                                              4.05         11/01/2008         1,453,399
        745,000  VOLUSIA COUNTY FL EDFA EMBRY RIDDLE AERONAUTICAL (COLLEGE &
                 UNIVERSITY REVENUE LOC)                                                2.50         10/15/2006           739,256
      4,000,000  VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES
                 REVENUE LOC)+/-ss.                                                     4.45         12/01/2028         4,000,000

                                                                                                                       27,518,313
                                                                                                                   --------------

GEORGIA - 4.09%
      1,000,000  ATLANTA GA SERIES A (WATER REVENUE LOC)                                5.50         11/01/2011         1,074,720
         82,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY VOGTLE PROJECT (OTHER
                 REVENUE)+/-ss.                                                         3.29         10/01/2032            82,000
      5,800,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY VOGTLE POWER PLANT 1994
                 (POLLUTION CONTROL REVENUE)+/-ss.                                      3.27         10/01/2032         5,800,000
      2,685,837  DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                     4.20         08/01/2013         2,686,830
        994,947  DALTON GA SCHOOL DISTRICT LEASE # 996-021203 SERIES B                  4.20         08/01/2013           995,315
        150,000  DE KALB COUNTY GA KINGS BRIDGE SERIES A                                8.00         07/01/2006           151,109
      1,500,000  EAST POINT GA TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)            4.25         12/29/2006         1,503,585
      2,100,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS
                 APARTMENTS+/-                                                          3.50         12/01/2037         2,100,000
        849,898  GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                4.20         03/01/2013           850,162
      5,970,000  GEORGIA STATE SINGLE FAMILY SUBORDINATE SERIES D-4 (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY)                              5.25         12/01/2012         6,185,159
        501,124  PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE              4.20         03/01/2013           501,169
      5,950,000  ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
                 INCORPORATED (HOSPITAL REVENUE LOC)+/-ss.                              3.50         10/01/2033         5,950,000

                                                                                                                       27,880,049
                                                                                                                   --------------

IDAHO - 0.29%
      2,000,000  POST FALLS ID LOCAL IMPROVEMENT DISTRICT # 2004-1                      3.25         01/15/2007         1,985,740
                                                                                                                   --------------

ILLINOIS - 4.69%
        435,000  ALTON IL ST. ANTHONY'S HEALTH CENTER                                   5.50         09/01/2006           435,961
      3,890,000  AURORA IL SERIES B                                                     4.90         12/30/2011         3,902,292
        940,000  AURORA IL TAX INCREMENTAL REVENUE                                      5.00         12/30/2008           947,849
        990,000  AURORA IL TAX INCREMENTAL REVENUE                                      5.00         12/30/2009           999,692
      5,910,000  CHICAGO IL TRANSIT AUTHORITY SERIES B DOUGLAS BRANCH
                 RECONSTRUCTION                                                         4.25         06/01/2008         5,913,073
      1,000,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT+/-         4.80         08/01/2025           999,500
        200,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                 FACILITIES SERIES A                                                    5.50         07/01/2012           205,228
        175,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                 SERIES A                                                               4.90         07/01/2007           174,715
        510,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                 SERIES A                                                               5.38         07/01/2009           512,897
        315,000  ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS                 4.63         07/01/2008           314,947
      4,700,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                    4.50         01/01/2007         4,712,361
      3,500,000  ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
                 PROJECT+/-                                                             3.75         05/15/2015         3,455,585
        630,000  ILLINOIS HEALTH FACILITIES AUTHORITY ADVOCATE HEALTH CARE
                 SERIES A                                                               5.30         08/15/2007           642,405
      5,500,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS
                 SERVICES INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE
                 LOC)+/-ss.                                                             4.00         12/01/2022         5,506,435
        725,000  ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
                 SYSTEMS PROJECT   (HEALTHCARE FACILITIES REVENUE LOC)                  5.25         10/01/2009           747,975
        500,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE,
                 FIRST SECURITY BANK LOC)                                               4.38         07/01/2015           498,655
      1,625,000  SALEM IL AMERICANA BUILDING PRODUCTS+/-ss.                             3.92         04/01/2017         1,625,000
        395,000  UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                 HOSPITAL                                                               6.05         12/01/2011           423,930

                                                                                                                       32,018,500
                                                                                                                   --------------

INDIANA - 0.59%
      3,000,000  ROCKPORT IN INDIANA MICHIGAN POWER COMPANY PROJECT SERIES C+/-         2.63         04/01/2025         2,971,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
INDIANA (continued)
$     1,045,000  SHELBY COUNTY IN JAIL BUILDING CORPORATION                             5.40%        07/15/2008    $    1,067,300

                                                                                                                        4,038,980
                                                                                                                   --------------

IOWA - 4.19%
      2,350,000  CORALVILLE IA SERIES K                                                 5.00         06/01/2007         2,374,651
        505,000  MUSCATINE IA (ELECTRIC REVENUE)                                        9.70         01/01/2013           609,803
      2,280,000  SHELDON IA REVENUE SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS+/-
                 ss.                                                                    3.47         11/01/2015         2,280,000
        870,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA ASSET BACKED SERIES B             5.50         06/01/2013           942,793
      1,155,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                          5.50         06/01/2011         1,242,168
        180,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                          5.50         06/01/2012           195,061
     15,665,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                          5.30         06/01/2025        16,686,201
        360,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B (EXCISE TAX
                 REVENUE LOC)                                                           5.50         06/01/2014           390,121
      3,875,000  WAPELLO COUNTY IA OTTUMWA REGIONAL HEALTH CENTER (NURSING
                 HOME REVENUE, RADIAN INSURED)+/-ss.                                    3.20         10/01/2018         3,875,000

                                                                                                                       28,595,798
                                                                                                                   --------------

KANSAS - 1.56%
        920,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                       4.15         08/01/2015           924,471
      7,250,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.75         12/01/2012         7,210,270
      2,500,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.85         12/01/2013         2,480,750

                                                                                                                       10,615,491
                                                                                                                   --------------

KENTUCKY - 0.69%
      1,650,000  ASHLAND KY PCR                                                         5.70         11/01/2009         1,755,188
      2,750,000  KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES
                 SERIES A                                                               5.75         12/01/2015         2,933,562

                                                                                                                        4,688,750
                                                                                                                   --------------

LOUISIANA - 3.22%
      1,285,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY (HOUSING REVENUE
                 LOC)                                                                   7.55         12/01/2026         1,307,256
        655,000  LOUISIANA HOUSING FINANCE AGENCY                                       7.80         12/01/2026           679,543
      1,000,000  LOUISIANA OFFSHORE TERMINAL AUTHORITY LOOP LOC PROJECT+/-ss.           3.65         10/01/2021           985,700
      3,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE)+/-
                 ss.                                                                    3.55         07/01/2030         3,000,000
      1,950,000  LOUISIANA PUBLIC FACILITIES AUTHORITY - FRANCISCAN
                 MISSIONARIES SERIES B+/-ss.                                            3.40         07/01/2030         1,950,000
      3,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY WILLIS-KNIGHTON SERIES
                 1997+/-ss.                                                             3.45         09/01/2027         3,000,000
      5,000,000  NEW ORLEANS LA (PROPERTY TAX REVENUE, AMBAC INSURED)^                  3.98         09/01/2007         4,731,150
      1,934,000  NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS             6.25         01/15/2011         2,112,837
        570,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                         5.00         09/01/2007           571,579
        270,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                5.00         09/01/2007           270,748
        900,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                5.00         09/01/2007           902,493
      2,415,000  VILLAGE OF EPPS LA                                                     7.25         06/01/2009         2,455,523

                                                                                                                       21,966,829
                                                                                                                   --------------

MASSACHUSETTS - 1.83%
      5,000,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY FLOATERS SERIES
                 1195 (SALES TAX REVENUE, MORGAN STANLEY DEAN WITTER LOC)+/-
                 ss.                                                                    3.49         07/01/2027         5,000,000
        315,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL
                 DISABILITIES INCORPORATED                                              6.25         06/01/2008           319,605
      2,750,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 CARITAS CHRISTI OBLIGATION GROUP SERIES A                              5.25         07/01/2006         2,756,573
        775,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY EYE &
                 EAR INFIRMARY SERIES B (HEALTHCARE FACILITIES REVENUE LOC)             5.25         07/01/2009           801,164
        500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A+/-              4.95         12/01/2006           503,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS (continued)
$     3,100,000  WORCESTER MA REGIONAL TRANSPORTATION AUTHORITY REVENUE
                 ANTICIPATION NOTES                                                     4.00%        06/30/2006    $    3,100,837

                                                                                                                       12,481,379
                                                                                                                   --------------

MICHIGAN - 1.54%
      2,295,000  MICHIGAN STATE CERTIFICATE PARTICIPATION (LEASE REVENUE,
                 AMBAC INSURED)                                                         5.75         06/01/2015         2,473,436
      6,500,000  MICHIGAN STATE CERTIFICATES PARTICIPATION SERIES A+/-                  5.00         09/01/2031         6,819,995
        450,000  SUMMIT ACADEMY NORTH MICHIGAN PUBLIC SCHOOL ACADEMY                    4.75         11/01/2011           441,131
        800,000  SUMMIT ACADEMY NORTH MICHIGAN PUBLIC SCHOOL ACADEMY                    5.00         11/01/2015           778,016

                                                                                                                       10,512,578
                                                                                                                   --------------

MINNESOTA - 1.50%
        470,000  ALEXANDRIA MN (INDUSTRIAL DEVELOPMENT REVENUE, US BANK NA
                 LOC)+/-ss.                                                             3.50         06/01/2010           470,000
      3,270,000  CANBY MN COMMUNITY HOSPITAL DISTRICT # 1 SIOUX VALLEY
                 HOSPITALS & HEALTH+/-ss.                                               3.47         11/01/2026         3,270,000
      1,385,000  DELANO MN (INDUSTRIAL DEVELOPMENT REVENUE, MARQUETTE BANK)+/-
                 ss.                                                                    3.70         04/01/2017         1,385,000
      1,249,029  MINNEAPOLIS & ST. PAUL MN HOUSING FINANCE BOARD SERIES A3              5.10         04/01/2027         1,299,490
        470,000  MINNESOTA DULUTH APARTMENT LEASE REVENUE SERIES 95C (AIRPORT
                 REVENUE LOC)                                                           6.25         08/01/2014           476,608
         95,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE
                 UNIVERSITY SERIES 4-1                                                  5.65         10/01/2006            95,966
         30,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE
                 UNIVERSITY SERIES 4-1                                                  5.65         10/01/2007            30,243
        795,000  MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                        5.35         02/01/2008           806,957
      2,325,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER
                 REVENUE, AMBAC INSURED)                                                5.40         01/01/2009         2,395,633

                                                                                                                       10,229,897
                                                                                                                   --------------

MISSISSIPPI - 1.02%
      7,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
                 REVENUE, GIC-RABOBANK NEDERLAND LOC)                                   3.40         08/01/2007         6,925,450
                                                                                                                   --------------

MISSOURI - 2.37%
      2,430,000  CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY
                 PROJECT                                                                4.50         04/15/2016         2,429,611
        135,000  ELLISVILLE MO IDA GAMBRILL GARDENS PROJECT                             5.20         06/01/2006           135,238
      7,000,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                       3.88         08/01/2018         6,913,130
        375,000  I-470 & 350 TRANSPORTATION DEVELOPMENT DISTRICT MO                     5.20         05/01/2006           375,139
      2,000,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25         12/01/2014         2,003,940
      2,000,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY SERIES B+/-ss.                3.30         05/01/2039         2,000,000
        800,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                 AUTHORITY AMERICAN CYANAMID COMPANY                                    5.80         09/01/2009           838,160
        155,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                 SERIES B2                                                              6.40         03/01/2029           160,329
        255,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                 SERIES D2                                                              6.30         03/01/2029           263,300
        630,000  NEVADA MO NEVADA REGIONAL MEDICAL CENTER                               6.00         10/01/2007           639,658
        400,000  SPRINGFIELD MO LAND CLEARANCE REDEVELOPMENT AUTHORITY
                 UNIVERSITY PLAZA PROJECT                                               6.30         10/01/2006           403,704

                                                                                                                       16,162,209
                                                                                                                   --------------

MONTANA - 0.55%
      1,000,000  BILLINGS MT                                                            3.38         03/01/2007           990,760
      2,415,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                 REVENUE, MBIA INSURED)                                                 6.88         06/01/2020         2,586,706
        180,000  MONTANA STATE BOARD INVESTMENTS PAYROLL TAX (OTHER REVENUE,
                 MBIA INSURED)                                                          6.88         06/01/2020           192,798

                                                                                                                        3,770,264
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEBRASKA - 0.15%
$     1,000,000  O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                               6.25%        09/01/2012    $    1,040,420
                                                                                                                   --------------

NEVADA - 0.53%
        600,000  CLARK COUNTY NV IMPROVEMENT DISTRICT 108 & 124 SERIES B                4.10         02/01/2008           596,718
        500,000  WASHOE COUNTY NV                                                       5.00         06/01/2009           519,580
      2,500,000  WASHOE COUNTY NV+/-                                                    5.00         03/01/2036         2,522,325

                                                                                                                        3,638,623
                                                                                                                   --------------

NEW HAMPSHIRE - 0.49%
        490,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW
                 HAMPSHIRE MEDICAL CENTER SERIES A                                      3.00         10/01/2006           488,653
      1,420,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW
                 HAMPSHIRE MEDICAL CENTER SERIES A                                      4.00         10/01/2007         1,421,122
      1,415,000  NEW HAMPSHIRE STATE HOUSING FINANCE AUTHORITY+/-                       6.30         07/01/2031         1,440,880

                                                                                                                        3,350,655
                                                                                                                   --------------

NEW JERSEY - 3.37%
      2,000,000  BAYONNE NJ BID ANTICIPATION NOTES                                      5.00         10/27/2006         2,005,900
      1,500,000  BAYONNE NJ PARKING AUTHORITY PARKING PROJECT (PARKING
                 FACILITIES REVENUE LOC)                                                5.00         03/15/2007         1,503,060
      1,500,000  BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                             5.00         10/13/2006         1,502,550
      2,750,000  CAMDEN NJ BOND ANTICIPATION NOTES SERIES B                             4.25         09/06/2006         2,753,328
        540,000  MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX
                 REVENUE)                                                               6.13         01/01/2025           531,608
      2,555,000  MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER
                 HOTEL SUBSERIES B                                                      6.25         01/01/2037         2,514,912
      1,490,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                 REVENUE                                                                5.63         06/15/2017         1,520,232
        960,000  NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HEALTHCARE
                 FACILITIES REVENUE LOC)                                                4.80         08/01/2021           964,147
      4,885,000  NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER SERIES
                 A   (HEALTHCARE FACILITIES REVENUE LOC)                                5.60         07/01/2007         4,977,229
      1,165,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                    5.00         06/01/2009         1,191,958
      3,491,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES                           4.50         10/12/2006         3,497,144

                                                                                                                       22,962,068
                                                                                                                   --------------

NEW MEXICO - 1.73%
        755,000  ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                     3.75         04/01/2010           753,890
      6,650,000  FARMINGTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES B+/-              2.10         04/01/2033         6,650,000
      1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY                                  4.05         07/01/2026           991,210
        620,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING
                 REVENUE LOC)                                                           7.10         09/01/2030           627,297
      1,265,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2 (HOUSING
                 REVENUE LOC)                                                           6.75         09/01/2029         1,301,660
        465,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING
                 REVENUE LOC)                                                           6.80         03/01/2031           478,164
      1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                 SERIES A2 CLASS I (HOUSING REVENUE, GNMA INSURED)                      4.40         01/01/2027           997,780

                                                                                                                       11,800,001
                                                                                                                   --------------

NEW YORK - 2.00%
      1,900,000  BREWSTER NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)             4.50         03/16/2007         1,909,557
      6,500,000  MONROE COUNTY NY REVENUE ANTICIPATION NOTES                            4.00         04/17/2006         6,499,415
        615,000  NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C             5.63         11/01/2010           644,250
        200,000  NASSAU COUNTY NY IDA SPECIAL NEEDS SERIES B1                           6.50         07/01/2006           200,830
        435,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM                         5.13         11/01/2006           435,513
        620,000  NEW YORK NY IDA SPECIAL NEEDS FACILITIES PROGRAM A1                    6.50         07/01/2006           620,000
        220,000  NEW YORK NY SERIES A                                                   6.13         08/01/2006           221,879

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW YORK (continued)
$       700,000  NEW YORK NY SERIES B                                                   8.25%        06/01/2006    $      705,425
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                 FACILITIES                                                             5.00         11/01/2011         1,042,610
        105,000  SUFFOLK COUNTY NY                                                      6.50         07/01/2006           105,436
        165,000  SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C-1                  6.88         07/01/2010           173,507
         70,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1              5.00         06/01/2010            70,082
      1,000,000  UTICA NY INDUSTRIAL DEVELOPEMENT AGENCY (COLLEGE & UNIVERSITY
                 REVENUE, CITIZENS BANK LOC)+/-                                         4.50         10/01/2034         1,014,710

                                                                                                                       13,643,214
                                                                                                                   --------------

NORTH CAROLINA - 0.86%
      4,500,000  FAYETTEVILLE NC (OTHER REVENUE, FIRST SECURITY BANK LOC)               3.55         01/15/2008         4,488,480
      1,200,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                 6.00         01/01/2009         1,231,092
        115,000  NORTH CAROLINA MUNICIPAL POWER AGENCY # 1 CATAWBA ELECTRIC
                 REVENUE                                                                7.25         01/01/2007           117,957

                                                                                                                        5,837,529
                                                                                                                   --------------

OHIO - 1.79%
        630,000  COUNTY OF ATHENS OH O'BLENESS SERIES A                                 5.00         11/15/2008           639,626
      1,330,000  FRANKLIN COUNTY OH CAPITOL SOUTH COMMUNITY URBAN                       4.85         06/01/2006         1,331,596
      6,000,000  GALLIPOLIS OH BOND ANTICIPATION NOTES                                  4.25         06/29/2006         6,006,180
        700,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                              5.50         02/15/2008           718,963
      3,000,000  LORAIN OH SERIES B                                                     4.50         10/04/2006         3,001,170
        500,000  MONTGOMERY COUNTY OH KETTERING MEDICAL CENTER                          6.00         04/01/2008           518,920

                                                                                                                       12,216,455
                                                                                                                   --------------

OKLAHOMA - 1.67%
      2,000,000  CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES             3.90         09/01/2010         1,975,200
        305,000  CITIZEN POTAWATOMI NATION OK SERIES A                                  4.15         09/01/2006           304,021
      1,000,000  KINGFISHER OK SPECIAL PROJECTS AUTHORITY KINGFISHER PUBLIC
                 SCHOOLS PROJECT                                                        4.10         09/01/2009           990,550
      2,005,000  OKARCHE OK ECONOMIC DEVELOPMENT AUTHORITY CHICKASHA PUBLIC
                 SCHOOLS PROJECT                                                        4.50         09/01/2008         2,044,358
        975,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY
                 HOSPITAL PROJECT SERIES B                                              5.35         07/01/2008           995,933
      1,325,000  OKLAHOMA STATE                                                         6.25         08/15/2015         1,428,178
      3,000,000  OKLAHOMA STATE STUDENT LOAN SENIOR NOTES SERIES A-1 (OTHER
                 REVENUE, GUARANTEED STUDENT LOANS)+/-ss.                               3.35         09/01/2025         3,000,000
        665,000  TULSA COUNTY OK HFA+/-                                                 7.10         08/01/2030           669,070

                                                                                                                       11,407,310
                                                                                                                   --------------

OREGON - 1.47%
     10,000,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR
                 PROJECT   (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                    3.30         08/15/2032        10,000,000
                                                                                                                   --------------

OTHER - 0.58%
      4,000,000  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                 PASSTHRU CTFS C+/-                                                     3.38         11/01/2008         3,958,640
                                                                                                                   --------------

PENNSYLVANIA - 5.75%
      4,600,000  ALLEGHENY COUNTY PA+/-ss.                                              3.35         09/15/2028         4,600,000
      2,270,000  ALLEGHENY COUNTY PA AIRPORT AUTHORITY                                  5.75         01/01/2012         2,412,601
      2,550,000  ALLENTOWN PA SACRED HEART HOSPITAL                                     4.75         07/01/2008         2,532,125
      1,580,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.25         10/01/2010         1,585,024
      3,750,000  DELAWARE RIVER PORT AUTHORITY PA & NJ (TOLL ROAD REVENUE LOC)          5.45         01/01/2012         3,830,175
      7,000,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                 (OTHER REVENUE LOC)+/-ss.                                              5.44         07/01/2027         7,104,580
        660,000  GROVE CITY PA AREA HOSPITAL AUTHORITY UNITED COMMUNITY
                 HOSPITAL PROJECT                                                       4.75         07/01/2006           659,861
        500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE
                 OBLIGATED GROUP                                                        5.80         11/01/2012           489,290
      2,000,000  MONTGOMERY COUNTY PA SERIES A (IDR)                                    5.00         11/01/2007         2,040,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
PENNSYLVANIA (continued)
$     2,823,077  PENNSYLVANIA HFA SFMR+/-                                               3.57%        06/01/2008    $    2,823,077
      1,470,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
                 AUTHORITY JEANES HEALTH SYSTEMS PROJECT                                6.60         07/01/2010         1,562,478
      5,630,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
                 AUTHORITY JEFFERSON HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE LOC)                                                5.25         05/15/2010         5,809,935
        655,000  SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO
                 HARRISBURG LLC PROJECT                                                 5.25         01/01/2009           651,162
      3,175,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT            4.00         06/15/2008         3,116,739

                                                                                                                       39,217,847
                                                                                                                   --------------

PUERTO RICO - 3.08%
        310,000  CHILDREN'S TRUST FUND PUERTO RICO                                      4.00         05/15/2010           307,433
      3,425,000  CHILDREN'S TRUST FUND PUERTO RICO                                      5.75         07/01/2010         3,580,358
        355,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                      4.50         12/01/2006           356,853
        300,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                      5.00         02/01/2007           303,009
        925,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                      5.00         02/01/2008           943,556
        390,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                      5.00         12/01/2008           397,605
      8,470,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-             3.82         10/01/2040         8,470,000
      6,600,000  PUERTO RICO MUNICIPAL FINANCE AGENY SERIES A                           5.00         08/01/2006         6,628,116

                                                                                                                       20,986,930
                                                                                                                   --------------

SOUTH CAROLINA - 2.26%
      1,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              9.51         01/01/2027           227,910
      2,835,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              9.04         01/01/2028           431,969
     18,250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              8.93         01/01/2037         1,314,730
     14,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                              8.66         01/01/2038         1,037,910
        355,000  GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A           5.50         04/01/2011           357,403
      1,500,000  JASPER COUNTY SC (OTHER REVENUE)                                       4.25         02/15/2007         1,498,665
      3,655,000  JASPER COUNTY SC REVENUE ANTICIPATION NOTES                            4.00         11/15/2006         3,648,933
      1,350,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY CONCO
                 MEDICAL PRODUCTS PROJECT (IDR)+/-ss.                                   3.47         09/01/2010         1,350,000
        235,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH ALLIANCE SERIES A                                               4.50         08/01/2006           235,515
        760,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH ALLIANCE SERIES A                                               5.00         08/01/2008           774,812
      1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH SERIES C                                                        4.75         08/01/2007         1,009,530
      1,205,000  SOUTH CAROLINA STATE PORTS AUTHORITY                                   7.70         07/01/2006         1,217,436
      2,255,000  SOUTH CAROLINA STATE PORTS AUTHORITY                                   7.80         07/01/2009         2,330,497

                                                                                                                       15,435,310
                                                                                                                   --------------

SOUTH DAKOTA - 3.50%
      5,000,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT+/-ss.                 3.57         12/01/2012         5,000,000
        225,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS
                 INCORPORATED PROJECT A                                                 4.25         04/01/2008           224,530
        260,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS
                 INCORPORATED PROJECT A                                                 4.50         04/01/2009           260,507
        665,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY MCFLEEG
                 PROJECT B                                                              4.38         04/01/2011           660,285
      4,345,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                 VALLEY HOSPITALS & HEALTH+/-ss.                                        3.47         11/01/2025         4,345,000
     10,015,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                 VALLEY HOSPITALS & HEALTH+/-ss.                                        3.47         11/01/2027        10,015,000
      3,260,000  SOUTH DAKOTA STATE BUILDING AUTHORITY SERIES A (LEASE REVENUE
                 LOC)                                                                   5.35         12/01/2012         3,356,854
                                                                                                                       23,862,176
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TENNESSEE - 1.81%
$     1,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT+/-ss.                 3.40%        08/01/2019    $    1,200,000
     10,850,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                 BOARD FLOAT BAPTIST MEMORIAL HEALTHCARE+/-                             5.00         09/01/2020        11,138,176

                                                                                                                       12,338,176
                                                                                                                   --------------

TEXAS - 8.25%
     10,540,000  BEXAR COUNTY TX REVENUE PROJECT                                        5.75         08/15/2022        11,068,792
        405,000  BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                 4.25         02/15/2009           409,297
        425,000  BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                 4.25         02/15/2010           429,259
        440,000  BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                 4.25         02/15/2011           443,410
      2,000,000  BRAZOS RIVER TX HARBOR NAVAL DISTRICT (HARBOR DEPARTMENT
                 REVENUE)+/-                                                            5.20         05/15/2033         2,044,720
      2,750,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                 SERIES A+/-ss.                                                         5.40         04/01/2030         2,754,565
      1,500,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                 SERIES A+/-ss.                                                         5.05         06/01/2030         1,504,035
      1,000,000  DALLAS FORT WORTH TX (AIRPORT REVENUE)                                 5.00         11/01/2007         1,016,440
        200,000  DECATUR TX HOSPITAL AUTHORITY WISE REGIONAL HEALTH SYSTEMS
                 SERIES A                                                               3.63         09/01/2006           198,958
      1,220,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.00         10/01/2011         1,235,787
        970,000  GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                 APARTMENTS PROJECT   (HOUSING REVENUE LOC)                             3.88         01/01/2010           976,693
      5,940,000  HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)                      5.75         02/15/2012         6,351,642
      2,474,691  LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK
                 CORNERS PROJECT                                                        3.60         06/15/2006         2,468,504
        309,484  LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK
                 CORNERS PROJECT                                                        3.98         06/15/2006           308,710
      2,135,000  LOWER COLORADO RIVER SERIES B (OTHER REVENUE, FIRST SECURITY
                 BANK LOC)                                                              6.00         05/15/2013         2,292,905
      3,150,000  MATAGORDA COUNTY TX+/-                                                 4.55         11/01/2029         3,165,151
        400,000  METRO TX HEALTH FACILITIES DEVELOPMENT CORPORATION WILSON N.
                 JONES MEMORIAL HOSPITAL PROJECT                                        6.38         01/01/2007           402,700
      5,165,000  MUNIMAE TRUST SERIES 2001-9 CLASS A                                    4.40         08/24/2009         5,165,000
      2,155,000  ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT
                 SERIES B   (HOUSING REVENUE LOC)                                       6.38         10/01/2011         2,085,824
      4,270,000  TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS (OTHER
                 REVENUE, FIRST SECURITY BANK LOC)                                      4.25         09/01/2026         4,259,410
        555,000  TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE
                 BROOK APARTMENTS PROJECT                                               4.95         12/01/2008           559,984
      7,075,000  TEXAS WATER DEVELOPMENT                                                5.70         07/15/2013         7,116,318

                                                                                                                       56,258,104
                                                                                                                   --------------

UTAH - 0.23%
      1,556,621  DAVIS COUNTY UT SCHOOL DISTRICT                                        4.55         09/07/2008         1,537,926
                                                                                                                   --------------

VERMONT - 0.01%
         90,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCE COPLEY MANOR
                 PROJECT                                                                5.65         04/01/2009            62,995
                                                                                                                   --------------

VIRGIN ISLANDS - 1.25%
      1,750,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SENIOR LIEN LOAN NOTES         5.50         10/01/2014         1,826,020
      3,315,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C (OTHER
                 REVENUE LOC)                                                           5.50         10/01/2006         3,347,586
      1,500,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D                       6.00         10/01/2006         1,518,570
      1,750,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D                       6.00         10/01/2007         1,811,443

                                                                                                                        8,503,619
                                                                                                                   --------------

VIRGINIA - 0.25%
      1,700,000  HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                               5.00         07/15/2009         1,722,984
                                                                                                                   --------------

WASHINGTON - 1.85%
      2,360,000  CLARK COUNTY WA INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED
                 PROJECT SERIES A+/-                                                    3.38         08/01/2007         2,347,822
        590,000  QUINCY WA                                                              4.50         11/01/2008           592,791

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON (continued)
$       575,000  QUINCY WA                                                              4.75%        11/01/2009    $      581,906
        205,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A               6.00         06/01/2010           208,335
      2,880,000  SNOHOMISH COUNTY WA SCHOOL DISTRICT # 004 LAKE STEVENS
                 PUTTERS SERIES 906 (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss.          3.46         06/01/2013         2,880,000
        200,000  TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON                             5.25         06/01/2009           205,598
        805,000  WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT
                 (HOUSING REVENUE LOC)                                                  6.25         12/01/2011           794,004
      3,050,000  WASHINGTON STATE HEALTH (HEALTHCARE FACILITIES REVENUE
                 LOC)+/-ss.                                                             3.32         01/01/2029         3,050,000
      1,940,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
                 PROJECT+/-ss.                                                          4.20         10/01/2023         1,940,000

                                                                                                                       12,600,456
                                                                                                                   --------------

WEST VIRGINIA - 0.50%
        395,000  OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                      7.00         10/01/2010           422,962
      3,000,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E+/-                2.80         05/01/2019         2,970,090

                                                                                                                        3,393,052
                                                                                                                   --------------

WISCONSIN - 3.37%
        425,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                        5.00         06/01/2008           431,418
        690,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                        5.00         06/01/2009           704,938
        300,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                        5.75         06/01/2011           317,805
      6,290,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WISCONSIN
                 ASSET BACKED                                                           6.00         06/01/2017         6,653,939
        500,000  FRANKLIN WI SOLID WASTE DISPOSAL REVENUE+/-ss.                         3.63         04/01/2016           499,820
        570,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              4.85         12/01/2007           572,400
        605,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.05         12/01/2008           612,103
        650,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.20         12/01/2009           658,093
      2,200,000  RICHLAND SCHOOL DISTRICT WISCONSIN                                     3.50         10/26/2006         2,196,920
         20,000  STEVENS POINT WI CDA SECTION 8                                         6.50         09/01/2009            21,668
      1,050,000  VILLAGE OF RANDOLPH WI PROMISSORY NOTES                                4.38         09/01/2006         1,050,031
        300,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER
                 DAM COMMUNITIES HOSPITALS INCORPORATED CLASS A                         4.25         08/15/2008           295,371
        200,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER
                 DAM COMMUNITIES HOSPITALS INCORPORATED CLASS A                         4.50         08/15/2009           197,232
        175,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE
                 SAVIOR HEALTHCARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)         4.45         05/01/2007           176,055
         25,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE
                 SAVIOR HOSPITAL INCORPORATED PROJECT                                   4.80         06/01/2006            25,030
        350,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 MARSHFIELD CLINIC SERIES B                                             5.75         02/15/2007           355,481
      1,500,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY THREE
                 PILLARS COMMUNITIES                                                    5.00         08/15/2010         1,543,245
        100,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH
                 MEMORIAL HOSPITAL INCORPORATED PROJECT                                 3.88         07/01/2006            99,944
        130,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH
                 MEMORIAL HOSPITAL INCORPORATED PROJECT                                 4.13         07/01/2007           129,680
      2,685,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES REVENUE (HEALTHCARE
                 FACILITIES REVENUE LOC)                                                5.00         08/15/2009         2,778,733
      2,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F            5.20         07/01/2018         2,004,080
      1,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES FH HEALTHCARE
                 DEVELOPMENT INCOME PROJECT (NURSING HOME REVENUE)                      6.25         11/15/2028         1,635,750

                                                                                                                       22,959,736
                                                                                                                   --------------

WYOMING - 0.57%
      2,855,000  GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES
                 A+/-ss.                                                                3.80         06/01/2024         2,855,000
      1,050,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL
                 CENTER                                                                 5.25         12/01/2007         1,053,160

                                                                                                                        3,908,160
                                                                                                                   --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $664,121,858)                                                                     661,154,833
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.40%

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER - 0.29%
$     2,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.50%        04/04/2006    $    2,000,000
                                                                                                                   --------------

SHARES
MUTUAL FUND - 2.11%
     14,371,456  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~@                                          14,371,456
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,371,456)                                                                        16,371,456
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $680,493,314)*                                     99.34%                                                    $  677,526,289

OTHER ASSETS AND LIABILITIES, NET                         0.66                                                          4,506,720
                                                       -------                                                     --------------

TOTAL NET ASSETS                                        100.00%                                                    $  682,033,009
                                                       -------                                                     --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,371,456.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 97.76%

ALABAMA - 0.24%
$     1,000,000  ALABAMA 21ST CENTURY AUTHORITY                                         5.25%        12/01/2006    $    1,006,620
        440,000  SHELBY COUNTY AL BOARD OF EDUCATION                                    2.40         05/15/2006           439,041

                                                                                                                        1,445,661
                                                                                                                   --------------

ARIZONA - 0.48%
      1,825,000  MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT+/-               4.75         08/01/2020         1,824,088
      1,000,000  SANTA CRUZ COUNTY AZ IDA+/-ss.                                         4.75         08/01/2020           995,910

                                                                                                                        2,819,998
                                                                                                                   --------------

ARKANSAS - 1.25%
      2,000,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY WASTE MANAGEMENT+/-ss.          3.65         08/01/2021         1,997,480
      4,465,000  ARKANSAS STATE STUDENT LOAN AUTHORITY REVENUE SUB-STUDENT
                 LOAN-SERIES B GSL INSURED (HIGHER EDUCATION FACILITIES
                 AUTHORITY REVENUE LOC)                                                 5.35         06/01/2009         4,530,725
        865,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                   3.50         11/01/2008           863,988

                                                                                                                        7,392,193
                                                                                                                   --------------

CALIFORNIA - 7.92%
      6,845,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
                 REVENUE LOC)+/-ss.                                                     4.85         07/01/2008         6,845,000
        650,000  BAY AREA CA GOVERNMENT ASSOCIATION SAN FRANCISCO EXTENSION
                 CAPITAL GRANT SERIES A                                                 4.88         06/15/2009           650,663
        610,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)            4.70         08/01/2016           610,451
      7,150,000  CALIFORNIA STATEWIDE CDA+/-ss.                                         3.60         05/15/2029         7,150,000
      1,850,000  CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING
                 FOUNDATION+/-ss.                                                       4.45         12/01/2028         1,850,000
      8,450,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-
                 ss.                                                                    4.30         05/15/2029         8,450,000
      8,250,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                 (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                              4.30         05/15/2029         8,250,000
      6,000,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART TRANSIT SERIES A
                 (MFHR, GIC-RABOBANK NEDERLAND LOC)+/-                                  3.95         04/15/2046         5,988,960
        680,495  PASADENA CA                                                            4.25         12/19/2006           676,725
      4,555,000  SAN DIEGO CA AREA PASS THRU OBLIGATIONS LEASE PURCHASE SERIES
                 A (HOUSING REVENUE, SOCIETE GENERALE LOC)+/-ss.                        4.85         06/01/2006         4,555,000
      1,590,000  TOBACCO SECURITIZATION AUTHORITY OF SOUTHERN CALIFORNIA
                 SERIES A                                                               5.00         06/01/2007         1,603,165

                                                                                                                       46,629,964
                                                                                                                   --------------

COLORADO - 2.20%
        203,123  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                 (HOUSING REVENUE LOC)                                                  5.25         11/01/2019           203,263
     12,750,000  AURORA CO MULTIFAMILY REVENUE+/-                                       4.25         12/20/2040        12,742,605

                                                                                                                       12,945,868
                                                                                                                   --------------

CONNECTICUT - 0.43%
      2,525,000  MASHANTUCKET WESTERN PEQUOT TRIBE CT SERIES A++                        6.50         09/01/2006         2,550,755
                                                                                                                   --------------

FLORIDA - 1.84%
      4,075,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                 HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE)+/-ss.                   3.25         11/15/2034         4,075,000
        345,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
                 SOLUTIONS PROJECT (IDR LOC)                                            3.25         10/01/2006           343,548
        250,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
                 SOLUTIONS PROJECT (IDR LOC)                                            3.50         10/01/2007           247,302

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$     6,150,000  VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES
                 REVENUE LOC)+/-ss.                                                     4.45%        12/01/2028    $    6,150,000

                                                                                                                       10,815,850
                                                                                                                   --------------

GEORGIA - 4.89%
      2,885,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                 BOWEN FIRST SERIES+/-ss.                                               3.35         06/01/2023         2,885,000
      5,000,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY VOGTLE POWER PLANT 1994
                 (POLLUTION CONTROL REVENUE)+/-ss.                                      3.27         10/01/2032         5,000,000
      7,000,000  EAST POINT GA TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)            4.25         12/29/2006         7,016,730
     11,000,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS
                 APARTMENTS+/-                                                          3.50         12/01/2037        11,000,000
      2,900,000  ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
                 INCORPORATED (HOSPITAL REVENUE LOC) +/-ss.                             3.50         10/01/2033         2,900,000

                                                                                                                       28,801,730
                                                                                                                   --------------

IDAHO - 0.19%
      1,145,000  POST FALLS ID LOCAL IMPROVEMENT DISTRICT NUMBER 2004-1                 3.25         01/15/2007         1,136,836
                                                                                                                   --------------

ILLINOIS - 6.29%
     11,000,000  AURORA IL COVEY FOX VALLEY APARTMENTS PROJECT+/-                       5.30         11/01/2027        11,052,360
        860,000  AURORA IL TAX INCREMENTAL REVENUE                                      5.00         12/30/2006           866,175
        900,000  AURORA IL TAX INCREMENTAL REVENUE                                      5.00         12/30/2007           906,228
      1,000,000  CHICAGO IL TRANSIT AUTHORITY SERIES B DOUGLAS BRANCH
                 RECONSTRUCTION                                                         4.25         06/01/2008         1,000,520
        300,000  COLES-CLARK COUNTIES IL COMMUNITY COLLEGE DISTRICT #517 LAKE
                 LAND COMMUNITY COLLEGE                                                 3.55         12/01/2006           298,296
      3,330,000  EUREKA IL EUREKA COLLEGE PROJECT SERIES B                              7.00         01/01/2019         3,340,356
      1,285,000  GREATER PEORIA IL AIRPORT AUTHORITY                                    5.80         12/01/2006         1,295,023
        175,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT+/-         4.80         08/01/2025           174,912
      4,500,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                    4.50         01/01/2007         4,511,835
     12,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS
                 SERVICES INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE
                 LOC)+/-ss.                                                             4.00         12/01/2022        12,014,040
      1,000,000  LAKES REGION SANITATION DISTRICT ILLINOIS DEBT CERTIFICATES            4.13         12/01/2010         1,001,650
        545,000  NORTHERN COOK COUNTY IL SOLID WASTE AGENCY PREREFUNDED SERIES
                 A (OTHER REVENUE LOC)                                                  5.15         05/01/2006           545,627

                                                                                                                       37,007,022
                                                                                                                   --------------

INDIANA - 5.05%
      8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A+/-                         5.63         07/01/2033         7,982,555
      5,000,000  INDIANA STATE DEVELOPMENT FINANCING AUTHORITY REPUBLIC
                 SERVICES INCORPORATED PROJECT+/-ss.                                    3.53         11/01/2035         5,000,000
      9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES A+/-ss.                          5.50         04/01/2030         8,808,532
      5,000,000  LAKE CENTRAL SCHOOL CORPORATION INDIANA TAX ANTICIPATION               4.50         06/30/2006         5,006,500
      2,950,000  ROCKPORT IN MICHIGAN POWER COMPANY PROJECT SERIES C+/-                 2.63         04/01/2025         2,922,152

                                                                                                                       29,719,739
                                                                                                                   --------------

IOWA - 0.67%
      4,000,000  ANKENY IA SERIES A                                                     3.50         06/01/2007         3,978,840
                                                                                                                   --------------

KANSAS - 2.71%
        900,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                 REVENUE-BAKER UNIVERSITY                                               4.50         05/01/2006           900,045
      1,500,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                 REVENUE-BENEDICTINE                                                    5.00         05/01/2006         1,499,940
        500,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                 REVENUE-BETHEL COLLEGE                                                 5.00         05/01/2006           499,980
        300,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                 REVENUE-CHRISTIAN                                                      5.00         05/01/2006           299,988
      1,600,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                 REVENUE-OTTAWA UNIVERSITY                                              5.00         05/01/2006         1,599,936

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
KANSAS (continued)
$       800,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                 REVENUE-SOUTHWESTERN                                                   5.00%        05/01/2006    $      799,968
      8,010,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.75         12/01/2012         7,966,105
      2,390,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.85         12/01/2013         2,371,597

                                                                                                                       15,937,559
                                                                                                                   --------------

KENTUCKY - 1.56%
        130,000  COVINGTON KY ALLEN & ALLEN+/-ss.                                       4.25         09/01/2016           129,535
      3,200,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT
                 HOUSING FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.           4.45         12/01/2028         3,200,000
      5,900,000  NEWPORT KY BOND ANTICIPATION NOTES                                     3.55         12/01/2006         5,885,604

                                                                                                                        9,215,139
                                                                                                                   --------------

LOUISIANA - 5.76%
      9,470,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE
                 CHARLES MEMORIAL HOSPITAL PROJECT (HEALTHCARE FACILITIES
                 REVENUE LOC)+/-ss.                                                     3.25         12/01/2018         9,470,000
      7,425,000  LOUISIANA PUBLIC FACILITIES AUTHORITY - FRANCISCAN
                 MISSIONARIES SERIES B+/-ss.                                            3.40         07/01/2030         7,425,000
      9,350,000  LOUISIANA PUBLIC FACILITIES AUTHORITY WILLIS-KNIGHTON SERIES
                 1997+/-ss.                                                             3.45         09/01/2027         9,350,000
      6,075,000  ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE                         4.57         08/20/2007         6,004,530
        630,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                         5.00         09/01/2007           631,745
        500,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                5.00         09/01/2007           501,385
        505,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                5.00         09/01/2007           506,399

                                                                                                                       33,889,059
                                                                                                                   --------------

MARYLAND - 0.33%
      1,945,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT
                 PROGRAM                                                                4.40         04/01/2023         1,944,844
                                                                                                                   --------------

MASSACHUSETTS - 3.75%
      2,700,000  BERKSHIRE REGIONAL TRANSPORTATION AUTHORITY MASSACHUSETTS
                 ANTICIPATION NOTES                                                     4.50         09/15/2006         2,702,430
      4,600,000  MASSACHUSETTS EDUCATIONAL FUNDING AUTHORITY SERIES D+/-ss.             3.10         01/01/2038         4,600,000
      3,650,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 CARITAS CHRISTI OBLIGATION GROUP SERIES A                              5.25         07/01/2006         3,658,723
        500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A+/-              4.95         12/01/2006           503,200
      7,800,000  PIONEER VALLEY MA TRANSPORTATION AUTHORITY ANTICIPATION NOTES          4.00         08/03/2006         7,802,964
      2,800,000  SOUTHEASTERN REGIONAL TRANSPORTATION AUTHORITY MASSACHUSETTES
                 ANTICIPATION NOTES                                                     4.00         09/08/2006         2,799,272

                                                                                                                       22,066,589
                                                                                                                   --------------

MICHIGAN - 0.84%
        430,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION WASTE
                 MANAGEMENT (SOLID WASTE REVENUE)+/-                                    3.00         12/01/2013           426,590
      4,486,044  SUBURBAN MI MOBILITY AUTHORITY                                         4.90         08/15/2007         4,494,522

                                                                                                                        4,921,112
                                                                                                                   --------------

MISSISSIPPI - 4.59%
      2,350,000  ADAMS COUNTY MS INTERNATIONAL PAPER COMPANY PROJECT SERIES A           5.63         11/15/2006         2,353,313
      2,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
                 REVENUE, GIC-RABOBANK NEDERLAND LOC)                                   3.40         08/01/2007         1,978,700
     12,000,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST
                 MEMORIAL HEALTH SERIES B2+/-ss.                                        3.25         09/01/2018        11,979,000
      4,500,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST
                 MEMORIAL HEALTH SERIES B2+/-ss.                                        3.50         09/01/2022         4,491,630

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MISSISSIPPI (continued)

$     6,200,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY # 8 MAGNOLIA PARK
                 APARTMENTS+/-ss.                                                       3.45%        03/01/2030    $    6,202,108

                                                                                                                       27,004,751

                                                                                                                   --------------

MISSOURI - 3.84%
      3,365,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                       3.00         08/01/2013         3,342,017
      5,200,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                       3.88         08/01/2018         5,135,468
      5,061,275  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 LEASE-SUBLEASE PURCHASE                                                3.09         07/15/2008         5,076,358
      3,500,000  MISSOURI STATE HEALTH AND EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE PRIVADE EDUCATION - REVENUE ANTICIPATION NOTES                 4.75         04/25/2006         3,499,755
      2,195,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
                 SINGLE FAMILY HOMEOWNER LOAN SERIES C-1 GNMA FNMA INSURED
                 (HOUSING REVENUE LOC)                                                  7.15         03/01/2032         2,265,130
        840,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                 4.80         03/01/2019           842,209
      2,490,000  RICHMOND HEIGHTS MO BOARD ANTICIPATION NOTES MANHASSETT
                 VILLAGE PROJECT                                                        3.35         10/01/2006         2,477,102

                                                                                                                       22,638,039
                                                                                                                   --------------

NEBRASKA - 0.21%
      1,235,000  OMAHA NE TRIBE PUBLIC IMPROVEMENTS AUTHORITY                           7.50         06/01/2009         1,236,099
                                                                                                                   --------------

NEW HAMPSHIRE - 1.06%
      2,000,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES B                 4.00         04/26/2006         1,999,680
      1,600,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES G                 4.00         04/26/2006         1,599,744
      2,645,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES H                 4.00         04/26/2006         2,644,577

                                                                                                                        6,244,001
                                                                                                                   --------------

NEW JERSEY - 4.99%
      6,500,000  BAYONNE NJ BOND ANTICIPATION NOTES                                     4.50         06/29/2006         6,502,210
      1,000,000  BAYONNE NJ TEMPORARY NOTES (PROPERTY TAX REVENUE)                      5.00         10/27/2006         1,003,230
      6,000,000  CAMDEN NJ BOND ANTICIPATION NOTES SERIES B                             4.25         09/06/2006         6,007,260
        800,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY NEW JERSEY NATURAL
                 GAS COMPANY SERIES A+/-ss.                                             3.35         08/01/2030           800,000
      6,500,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES                           4.50         10/12/2006         6,511,440
      8,550,000  WILDWOOD NJ BOARD ANTICIPATION NOTES                                   3.75         05/12/2006         8,543,416

                                                                                                                       29,367,556
                                                                                                                   --------------

NEW MEXICO - 4.38%
      2,080,000  ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT                5.00         01/01/2008         2,114,694
      4,800,000  FARMINGTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES A+/-              2.10         04/01/2033         4,800,000
      1,900,000  FARMINGTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES B+/-              2.10         04/01/2033         1,900,000
      1,800,000  NEW MEXICO MORTGAGE FINANCING AUTHORITY SINGLE FAMILY
                 MORTGAGE SERIES A2 CLASS I (HOUSING REVENUE, GOVERNMENT
                 NATIONAL MORTGAGE ASSOCIATION)                                         3.90         01/01/2019         1,795,626
     15,185,000  PUEBLO OF SANDIA NM+/-ss.                                              5.18         03/01/2015        15,185,000

                                                                                                                       25,795,320
                                                                                                                   --------------

NEW YORK - 2.61%
      5,875,000  MONROE COUNTY NY REVENUE ANTICIPATION NOTES                            4.00         04/17/2006         5,874,471
      1,570,000  MONROE NY NEWPOWER CORPORATION                                         3.30         01/01/2009         1,528,741
      1,000,000  NEW YORK CONVENTION CENTER OPERATING CORPORATION YALE
                 BUILDING ACQUISITION PROJECT                                           5.25         06/01/2008         1,022,820
      2,000,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY TERMINAL ONE
                 GROUP ASSOCIATION PROJECT                                              5.00         01/01/2007         2,016,280
      1,000,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY TERMINAL ONE
                 GROUP ASSOCIATION PROJECT                                              5.00         01/01/2008         1,017,360

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW YORK  (continued)
$     1,000,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM                         5.13%        11/01/2006    $    1,001,180
      1,570,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION WASTE
                 MANAGEMENT PROJECT SERIES A+/-                                         2.90         05/01/2012         1,568,524
      1,035,000  SYRACUSE NY BOARD ANTICIPATION NOTES AIRPORT SERIES A                  3.75         04/13/2006         1,034,824
        290,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1              5.00         06/01/2010           290,339

                                                                                                                       15,354,539
                                                                                                                   --------------

NORTH CAROLINA - 0.86%
      5,055,000  FAYETTEVILLE NC PUBLIC WORKS (OTHER REVENUE, FIRST SECURITY
                 BANK LOC)                                                              3.38         01/15/2007         5,048,631
                                                                                                                   --------------

NORTH DAKOTA - 0.86%
      3,675,000  NORTH DAKOTA STATE HFA HOME FINANCE PROGRAM SERIES A                   4.60         01/01/2023         3,677,940
        345,000  NORTH DAKOTA STATE HFA HOUSING FINANCE HOME MORTGAGE FINANCE
                 SERIES A                                                               4.60         01/01/2023           345,352
      1,020,000  NORTH DAKOTA STATE HFA HOUSING FINANCE PROGRAM SERIES D                5.40         07/01/2029         1,026,202

                                                                                                                        5,049,494
                                                                                                                   --------------

OHIO - 2.61%
      2,550,000  BLUE ASH OH TAX INCREMENT BOND ANTICIPATION NOTES                      4.00         12/14/2006         2,550,357
        900,000  CUYAHOGA COUNTY OH CLEVELAND CLINIC SUBSERIES A2+/-ss.                 3.25         01/01/2031           900,000
      5,000,000  CUYAHOGA OH METROPOLIS                                                 3.60         12/01/2006         4,999,250
      6,000,000  GALLIPOLIS OH BOND ANTICIPATION NOTES                                  4.25         06/29/2006         6,006,180
        900,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B+/-                3.49         09/15/2014           900,000

                                                                                                                       15,355,787
                                                                                                                   --------------

OKLAHOMA - 1.69%
        765,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
                 SHATTUCK PROJECT                                                       5.00         08/01/2008           763,684
        425,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
                 SHATTUCK PROJECT                                                       7.00         08/01/2013           448,626
      1,285,000  OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
                 SERIES D-2 GNMA/FNMA INSURED (HOUSING REVENUE LOC)                     7.10         09/01/2028         1,310,584
      2,000,000  TULSA COUNTY OK INDIVIDUAL AUTHORITY SERIES A (SALES TAX
                 REVENUE, BANK OF AMERICA NA LOC)+/-                                    3.13         05/15/2017         1,999,020
      5,410,000  TULSA OK INDUSTRIAL AUTHORITY ST. JOHNS PHYSICIANS+/-ss.               2.85         11/01/2014         5,407,944

                                                                                                                        9,929,858
                                                                                                                   --------------

OREGON - 1.31%
      6,000,000  OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES
                 CXLVII+/-ss.                                                           5.59         02/01/2012         6,000,000
      1,680,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
                 PROJECT                                                                5.63         08/01/2007         1,690,097

                                                                                                                        7,690,097
                                                                                                                   --------------

OTHER - 0.84%
      5,000,000  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                 PASSTHRU CTFS C+/-                                                     3.38         11/01/2008         4,948,300
                                                                                                                   --------------

PENNSYLVANIA - 5.05%
      1,130,000  ALLENTOWN PA SACRED HEART HOSPITAL                                     5.00         05/15/2006         1,130,870
        650,000  ALLENTOWN PA SACRED HEART HOSPITAL                                     5.00         11/15/2006           652,256
      1,730,000  ALLENTOWN PA SACRED HEART HOSPITAL                                     5.00         11/15/2007         1,737,145
     10,200,000  CARBON-LEHIGH PA INTER UNIT NUMBER 21 REVENUE                          3.75         06/30/2006        10,185,414
        535,000  LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN
                 HOSPITAL PROJECT                                                       3.50         11/15/2007           529,896
      8,669,231  PENNSYLVANIA HFA SFMR+/-                                               3.66         06/01/2008         8,669,231
      2,500,000  PITTSBURGH PA URBAN REDEVELOPMENT AUTHORITY LOU MASON JR
                 REPLACEMENT+/-                                                         5.00         12/01/2010         2,522,975
      1,500,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH
                 SERIES A                                                               5.50         12/01/2006         1,517,010
      2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT            4.00         06/15/2008         2,773,161

                                                                                                                       29,717,958
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO - 2.83%
$    11,905,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-             3.82%        10/01/2040    $   11,905,000
      4,750,000  PUERTO RICO MUNICIPAL FINANCE AGENY SERIES A                           5.00         08/01/2006         4,770,235

                                                                                                                       16,675,235
                                                                                                                   --------------

RHODE ISLAND - 0.34%
      2,000,000  RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION WASTE
                 MANAGEMENT INCORPORATED PROJECT SERIES A+/-                            2.78         04/01/2016         2,000,000
                                                                                                                   --------------

SOUTH CAROLINA - 1.40%
      1,000,000  JASPER COUNTY SC (OTHER REVENUE)                                       4.25         02/15/2007           999,110
      5,000,000  JASPER COUNTY SC REVENUE ANTICIPATION NOTES                            4.00         11/15/2006         4,991,700
      2,250,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES
                 B2 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                          5.13         07/01/2008         2,254,208

                                                                                                                        8,245,018
                                                                                                                   --------------

SOUTH DAKOTA - 0.76%
        235,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                       3.25         04/01/2006           235,000
        245,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                       3.75         04/01/2007           243,861
      3,975,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                 VALLEY HOSPITALS & HEALTH SERIES B+/-ss.                               3.47         11/01/2020         3,975,000

                                                                                                                        4,453,861
                                                                                                                   --------------

TENNESSEE - 1.44%
      1,000,000  JACKSON TN REFUNDING & IMPROVEMENTS                                    5.30         04/01/2006         1,000,000
        750,000  METRO GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN RIVER RETREAT
                 SERIES A+/-                                                            5.70         11/01/2026           755,565
      1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT+/-ss.                 3.10         08/01/2019         1,000,000
      4,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                 BOARD FLOAT BAPTIST MEMORIAL HEALTHCARE+/-                             5.00         09/01/2020         4,106,240
      1,605,000  SULLIVAN COUNTY TN HEALTH EDUCATIONAL AND HOUSING FACILITIES
                 BOARD REVENUE - WELLMONT HEALTH SYSTEM SERIES PJ                       4.50         09/01/2006         1,606,188

                                                                                                                        8,467,993
                                                                                                                   --------------

TEXAS - 4.08%
      1,000,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                 SERIES A+/-ss.                                                         5.40         04/01/2030         1,001,660
      4,335,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                 SERIES A+/-ss.                                                         5.05         06/01/2030         4,346,661
      1,775,000  GULF COAST WASTE DISPOSAL AUTHORITY TEXAS AMOCO OIL (OTHER
                 REVENUE)+/-                                                            2.00         10/01/2017         1,758,794
      3,000,000  MATAGORDA COUNTY TX+/-ss.                                              4.55         11/01/2029         3,014,430
      4,145,000  TEXARKANA TX HOUSING FINANCE CORPORATION TANGLEWOOD TERRACE
                 APARTMENTS SERIES A+/-                                                 1.00         06/01/2029         2,377,158
      1,480,000  TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS (OTHER
                 REVENUE, FIRST SECURITY BANK LOC)                                      4.25         09/01/2026         1,476,330
      3,690,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING SERIES A         5.60         07/15/2012         3,710,516
      6,000,000  WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON
                 WATER PRODUCTS PROJECT+/-ss.                                           3.80         10/30/2026         6,000,000
        356,066  WILMER-HUTCHINS INDEPENDENT SCHOOL DISTRICT TX                         5.00         09/30/2006           356,066

                                                                                                                       24,041,615
                                                                                                                   --------------

UTAH - 0.98%
      1,446,000  EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT #  98-3                 5.50         12/15/2008         1,446,260
      1,200,000  SALT LAKE CITY UT REDEVELOPMENT AGENCY NEIGHBORHOOD
                 REDEVELOPMENT TAX INCREMENT SERIES A                                   5.25         10/01/2007         1,220,580
        590,000  UTAH HFA SFMR (HOUSING REVENUE LOC)                                    6.00         01/01/2031           591,747

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
UTUH (continued)
$     2,500,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N AMBAC
                 GSL INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 LOC)                                                                   5.90%        11/01/2007    $    2,524,975

                                                                                                                        5,783,562
                                                                                                                   --------------

VERMONT - 0.05%
        280,000  VERMONT HFA HOUSING SERIES 16A (HOUSING REVENUE LOC)                   4.00         05/01/2006           280,025
                                                                                                                   --------------

VIRGINIA - 0.92%
      3,000,000  CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT+/-                    5.25         02/01/2008         3,017,580
      2,400,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGINIA ASSET BACKED         4.00         06/01/2013         2,395,296

                                                                                                                        5,412,876
                                                                                                                   --------------

WASHINGTON - 0.58%
      1,500,000  SEATTLE WA (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-
                 ss.                                                                    3.10         01/15/2026         1,495,965
        750,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM PROJECT # 3 CAPITAL
                 APPRECIATION SERIES A (ELECTRIC REVENUE)^                              3.49         07/01/2006           743,438
      1,175,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
                 PROJECT+/-ss.                                                          4.20         10/01/2023         1,175,000

                                                                                                                        3,414,403
                                                                                                                   --------------

WEST VIRGINIA - 1.77%
     10,500,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E+/-                2.80         05/01/2019        10,395,315
                                                                                                                   --------------

WISCONSIN - 1.31%
        680,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                        5.50         06/01/2006           681,272
        600,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                        5.25         06/01/2007           606,432
      1,575,000  FRANKLIN WI SOLID WASTE DISPOSAL REVENUE+/-ss.                         3.63         04/01/2016         1,574,433
      4,275,000  MILWAUKEE WI AIR WISCONSIN AIRLINES CORPORATION PROJECT+/-ss.          2.50         11/01/2033         4,267,946
        450,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT+/-
                 ss.                                                                    3.17         09/01/2040           450,000
        135,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                 INCORPORATED PROJECT+/-ss.                                             3.23         12/01/2034           135,000

                                                                                                                        7,715,083
                                                                                                                   --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $579,466,692)                                                                     575,484,174
                                                                                                                   --------------

SHORT-TERM INVESTMENTS - 1.19%

COMMERCIAL PAPER - 0.43%
      2,500,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.50%        04/04/2006         2,500,000
                                                                                                                   --------------

SHARES

MUTUAL FUND - 0.76%
      4,493,976  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~@                                           4,493,976
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,993,975)                                                                          6,993,976
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $586,460,667)*                                     98.95%                                                    $  582,478,150

OTHER ASSETS AND LIABILITIES, NET                         1.05                                                          6,154,499
                                                       -------                                                     --------------

TOTAL NET ASSETS                                        100.00%                                                    $  588,632,649
                                                       -------                                                     --------------

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,493,976.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 98.84%

GUAM - 0.06%
$         5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                   5.25%        10/01/2013     $       5,288
         20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A (SALES
                 TAX REVENUE LOC)                                                       5.50         11/01/2008            20,949
         10,000  TERRITORY OF GUAM SERIES A                                             5.20         11/15/2008            10,011

                                                                                                                           36,248
                                                                                                                    --------------

PENNSYLVANIA - 0.33%
        200,000  LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY (HOUSING REVENUE,
                 US GOVERNMENT GUARANTEED)                                              5.75         05/01/2008           207,662
                                                                                                                    --------------

PUERTO RICO - 36.75%
        250,000  CHILDREN'S TRUST FUND PUERTO RICO                                      5.00         05/15/2009           256,445
        250,000  CHILDRENS TRUST FUND PUERTO RICO ASSET BACKED BONDS (EXCISE
                 TAX REVENUE)                                                           4.13         05/15/2011           247,997
          5,000  COMMONWEALTH OF PUERTO RICO^                                           3.49         07/01/2006             4,956
        100,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT                         5.25         07/01/2011           105,279
        200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A (FUEL
                 SALES TAX REVENUE LOC)                                                 5.50         07/01/2016           222,872
        335,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY                                10.25         07/01/2009           374,493
         25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER
                 AUTHORITY REVENUE LOC)                                                 6.25         07/01/2012            28,244
      1,000,000  PUERTO RICO COMMONWEALTH                                               6.50         07/01/2014         1,165,720
      1,000,000  PUERTO RICO COMMONWEALTH (TAX REVENUE, FIRST SECURITY BANK
                 LOC)                                                                   6.50         07/01/2013         1,156,600
        500,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                 SPECIAL REVENUE BONDS REF- SERIES C AMBAC (SPECIAL TAX
                 REVENUE LOC)                                                           5.50         07/01/2015           554,620
      1,000,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS SERIES A                  5.25         07/01/2019         1,077,930
        700,000  PUERTO RICO COMMONWEALTH SERIES A (TAX REVENUE, XL CAPITAL
                 ASSURANCE COMPANY INSURED)                                             5.50         07/01/2017           778,218
        355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
                 SERIES O^                                                              4.44         07/01/2017           217,682
      2,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY POWER REVENUE SERIES QQ           5.50         07/01/2018         2,232,620
        770,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH (ELECTRIC
                 REVENUE LOC)                                                           5.25         07/01/2029           814,005
        405,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                         5.25         07/01/2022           433,407
        100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC
                 REVENUE LOC)                                                           5.00         07/01/2011           105,657
        600,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)          5.00         12/01/2017           627,588
        200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A (FUEL
                 SALES TAX REVENUE LOC)                                                 5.50         07/01/2013           219,498
      1,900,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
                 REVENUE, FHA INSURED) +/-ss.                                           3.28         06/01/2021         1,900,000
         50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                 CONTROL FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED
                 PROJECT+/-                                                             6.25         11/15/2013            52,110
        405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY SYSTEM PROJECT                                       5.00         12/01/2009           414,457
        430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY SYSTEM PROJECT                                       5.00         12/01/2010           440,991
         25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR PILA HOSPITAL PROJECT A                                     6.50         11/15/2020            27,754
         65,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR PILA HOSPITAL PROJECT A   (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                           5.88         08/01/2012            65,754
        215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR PILA HOSPITAL PROJECT A   (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                           5.50         07/01/2017           222,914
      6,025,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-             3.82         10/01/2040         6,025,000
        265,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                            4.00         06/01/2006           264,724
        270,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                            4.15         12/01/2006           269,174
        275,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                            4.25         06/01/2007           273,430
        500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE
                 LOC)                                                                   5.25         08/01/2021           534,865
        300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX
                 REVENUE LOC)                                                           5.75         08/01/2013           322,542
         20,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (OTHER REVENUE
                 LOC)                                                                   5.00         07/01/2008            20,595

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
PUERTO RICO (continued)
        105,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
$                REVENUE, CIFG INSURED)                                                 5.25%        07/01/2017     $     114,501
      1,000,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES C                        5.75         07/01/2017         1,132,010
        500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                        5.50         07/01/2021           564,170
         25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE
                 REVENUE LOC)                                                           5.60         07/01/2008            25,911

                                                                                                                       23,294,733
                                                                                                                    --------------

VIRGIN ISLANDS - 2.95%
        500,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^               1.72         05/15/2011           458,240
         45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE LOC)                                                5.30         12/01/2008            46,563
        150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE LOC)                                                5.85         12/01/2014           159,585
        180,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                                5.20         10/01/2009           186,503
        200,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY REVENUE GROSS
                 RECEIPTS TAXES LOAN NOTE SERIES A (TAX REVENUE LOC)                    6.13         10/01/2029           217,596
        500,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SENIOR LIEN LOAN NOTES         5.50         10/01/2014           521,720
         10,000  VIRGIN ISLANDS PUBLIC FINANCIAL AUTHORITY SERIES A (OTHER
                 REVENUE)                                                               7.30         10/01/2018            12,390
        250,000  VIRGIN ISLANDS SENIOR LIEN NOTES SERIES A                              5.00         10/01/2014           264,083

                                                                                                                        1,866,680
                                                                                                                    --------------

WISCONSIN - 58.75%
         20,000  ASHWAUBENON WI CDA ARENA PROJECT                                       4.80         06/01/2016            20,779
        100,000  ASHWAUBENON WI CDA ARENA PROJECT                                       5.05         06/01/2019           105,504
        815,000  ASHWAUBENON WI CDA ARENA PROJECT                                       5.10         06/01/2020           862,058
        185,000  ASHWAUBENON WI CDA ARENA PROJECT SERIES A                              5.80         06/01/2009           196,651
         65,000  BARABOO WI CDA                                                         4.50         03/01/2008            65,900
         95,000  BARABOO WI CDA                                                         4.70         03/01/2010            97,653
         80,000  BARABOO WI CDA                                                         4.80         03/01/2011            82,879
        800,000  BELOIT WI CDA SERIES A                                                 5.50         03/01/2020           840,272
         80,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B                                          5.25         04/01/2011            81,183
         50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B                                          4.20         04/01/2012            50,202
        100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B                                          4.50         04/01/2014           101,071
        105,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B                                          5.40         04/01/2017           106,861
         50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B                                          5.13         04/01/2021            51,498
         50,000  CUDAHY WI CDA                                                          4.40         06/01/2006            50,073
        175,000  CUDAHY WI CDA                                                          4.70         06/01/2009           180,350
         35,000  CUDAHY WI CDA                                                          5.00         06/01/2014            36,187
      1,540,000  CUDATY WI CDA                                                          4.55         06/01/2019         1,554,168
        600,000  FRANKLIN WI CDA SERIES B                                               4.80         04/01/2009           612,000
         40,000  FRANKLIN WI CDA SERIES B                                               5.00         04/01/2011            40,800
         30,000  GERMANTOWN WISCONSIN IDR QUARTERS-BANNER WELDER INCORPORATED
                 PROJECT+/-                                                             5.13         02/01/2011            30,008
        500,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT BAYSHORE PUBLIC PARKING
                 A                                                                      4.75         10/01/2020           509,455
         45,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT TAX INCREMENT 6                  5.00         10/01/2019            46,284
        100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                        4.90         07/01/2010           102,245
         60,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                           4.15         02/01/2008            60,628
          5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                           4.35         02/01/2010             5,127
         10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                           4.45         02/01/2011            10,340
        175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                           4.75         02/01/2014           181,463
        140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                           5.00         02/01/2019           145,778

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
WISCONSIN (continued)
         20,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED
$                SERIES A   (HOUSING REVENUE LOC)                                       6.15%        12/01/2030     $      20,900
      1,445,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY
                 VILLAGE HOUSING INCORPORATED                                           5.00         04/01/2016         1,524,027
         10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                     5.50         02/15/2021            10,364
        100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                      5.15         04/01/2013           104,257
         20,000  GREEN BAY WI REDEVELOPMENT AUTHORITY BELLIN MEMORIAL HOSPITAL
                 SERIES A                                                               5.00         02/15/2013            20,529
      1,500,000  GREEN BAY WI REDEVELOPMENT AUTHORITY CONVENTION CENTER
                 PROJECT SERIES A                                                       5.25         06/01/2024         1,570,035
        500,000  GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECT+/-            4.75         09/01/2033           492,295
        245,000  JOHNSON CREEK WI CDA                                                   4.65         12/01/2012           253,849
         10,000  JOHNSON CREEK WI CDA                                                   5.00         12/01/2016            10,422
        200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING
                 REVENUE LOC)                                                           6.00         11/20/2041           207,398
        280,000  LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND
                 PARK   (HOUSING REVENUE LOC)                                           5.40         02/20/2043           287,137
         40,000  MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES               5.90         12/01/2008            40,047
      1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT                5.10         07/01/2022         1,052,890
      2,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS                              5.13         08/01/2022         2,092,740
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.05         07/01/2019           484,927
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.15         07/01/2020           487,037
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.20         07/01/2021           488,006
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.30         07/01/2022           490,703
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.35         07/01/2023           491,667
        100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE
                 & UNIVERSITY REVENUE LOC)                                              4.20         10/01/2010           101,644
         95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT                                    4.20         08/01/2011            96,434
        550,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT+/-
                 ss.                                                                    3.17         09/01/2040           550,000
         40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                 PROJECT                                                                5.00         12/01/2018            40,306
        100,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                 PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                     4.20         12/01/2007           100,626
        125,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                 PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                     4.30         12/01/2008           125,848
         35,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                       4.70         06/01/2009            35,144
      1,000,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY MILWAUKEE PUBLIC SCHOOLS
                 CONGRESS SERIES A                                                      4.60         08/01/2022         1,009,490
        500,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REVENUE SCIENCE
                 EDUCATION CONSORTIUM PROJECT SERIES A                                  5.75         08/01/2035           500,905
      1,000,000  NEENAH WI CDA SERIES A                                                 5.13         12/01/2023         1,053,330
         70,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 APPLE GLEN SERIES A^                                                   3.44         05/01/2006            69,793
         65,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 APPLE GLEN SERIES A^                                                   3.54         11/01/2006            63,676
         45,000  OAKFIELD WI CDA                                                        4.20         12/01/2006            45,176
         50,000  OAKFIELD WI CDA                                                        4.40         12/01/2008            50,692
        350,000  OAKFIELD WI CDA                                                        5.40         12/01/2021           365,792
        100,000  OCONTO FALLS WI CDA                                                    4.15         06/01/2007           100,611
        150,000  OCONTO FALLS WI CDA                                                    4.15         06/01/2008           151,553
        150,000  OCONTO FALLS WI CDA                                                    4.05         06/01/2009           151,634
        135,000  OCONTO FALLS WI CDA                                                    4.60         06/01/2014           137,751
        175,000  OCONTO FALLS WI CDA                                                    4.65         06/01/2015           178,511
        200,000  OCONTO FALLS WI CDA                                                    4.90         06/01/2018           205,870
        210,000  ONALASKA WI CDA                                                        5.30         06/01/2015           213,996
        200,000  OSCEOLA WI RDA                                                         4.65         12/01/2010           204,576
        325,000  OSCEOLA WI RDA                                                         4.75         12/01/2011           334,458
        350,000  OSCEOLA WI RDA                                                         5.15         12/01/2015           363,444
        430,000  OSCEOLA WI RDA                                                         5.38         12/01/2020           447,952
         50,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
                 (HOUSING REVENUE LOC)                                                  5.90         06/01/2024            50,965
         10,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 (SALES TAX REVENUE LOC)+/-                                             5.65         03/13/2007            10,292
         50,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 CAPITAL APPRECIATION (LEASE REVENUE LOC)^                              4.88         12/15/2016            31,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
WISCONSIN (continued)
         15,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
$                JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                           5.00%        12/15/2006     $      15,154
        250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                           5.50         12/15/2009           265,453
      1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                           5.50         12/15/2015         1,680,342
         85,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE LOC)                                       5.50         12/15/2015            94,172
        280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE LOC)                                       5.50         12/15/2018           314,070
        195,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE LOC)                                       5.50         12/15/2021           221,268
         35,000  ST. CROIX FALLS WI CDA                                                 3.65         12/01/2007            34,860
         20,000  ST. CROIX FALLS WI CDA                                                 4.00         12/01/2007            20,119
        135,000  ST. CROIX FALLS WI CDA                                                 4.13         12/01/2008           136,551
        120,000  ST. CROIX FALLS WI CDA                                                 4.40         12/01/2011           123,647
         80,000  ST. CROIX FALLS WI CDA                                                 4.50         12/01/2011            81,126
        160,000  ST. CROIX FALLS WI CDA                                                 4.50         12/01/2012           165,184
         90,000  ST. CROIX FALLS WI CDA                                                 4.85         12/01/2014            92,428
         50,000  STURTEVANT WI CDA                                                      3.55         12/01/2009            49,681
         75,000  STURTEVANT WI CDA                                                      4.60         12/01/2010            76,209
        110,000  STURTEVANT WI CDA                                                      4.80         12/01/2012           112,012
        300,000  STURTEVANT WI CDA                                                      4.40         12/01/2015           304,524
         25,000  SUN PRAIRIE WI CDA SERIES B                                            5.00         02/01/2012            26,093
         95,000  SUN PRAIRIE WI CDA SERIES B                                            5.10         02/01/2013            99,217
        105,000  SUN PRAIRIE WI CDA SERIES B                                            5.20         02/01/2014           109,875
        750,000  VERONA WI CDA                                                          5.38         12/01/2022           785,625
         50,000  WATERFORD WI CDA                                                       5.35         10/01/2014            53,008
         95,000  WATERFORD WI CDA                                                       5.80         10/01/2023           102,465
        240,000  WATERTOWN WI CDA SERIES A                                              5.00         05/01/2018           244,378
         50,000  WATERTOWN WI CDA SERIES B                                              4.25         05/01/2008            50,528
        500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS PROJECT
                 ss.+/-                                                                 4.80         03/01/2034           500,160
        590,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT+/-          5.00         12/01/2027           593,817
        410,000  WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT
                 SERIES A   (HEALTHCARE FACILITIES REVENUE LOC)                         5.00         06/20/2021           425,211
         10,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT              7.25         06/01/2020            10,680
        100,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT              7.50         06/01/2035           106,220
        100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 HAWTHORNE SERIES A^                                                    3.54         11/01/2006            97,963
        105,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 HAWTHORNE SERIES A^                                                    3.72         05/01/2007           100,922
        100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 HAWTHORNE SERIES A^                                                    3.74         11/01/2007            94,356
         45,000  WAUWATOSA WI REDEVELOPMENT AUTHORITY (LEASE REVENUE LOC)               5.65         12/01/2016            46,484
         85,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT+/-                        4.00         11/01/2009            84,830
         65,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT+/-                        4.30         11/01/2010            65,323
        220,000  WESTON WI CDA                                                          4.25         10/01/2013           224,954
        720,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                           5.25         10/01/2020           769,860
      3,250,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                 REVENUE LOC)^                                                          4.86         12/15/2030         1,006,817
        220,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR
                 DEDICATED SERIES A   (TAX REVENUE LOC)^                                4.65         12/15/2021           107,701
         25,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2013            26,988
        210,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2015           227,972
        465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2016           508,403
        240,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2018           264,353
        105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2019           116,046
        145,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)                               5.25         12/15/2027           158,740
         40,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES B                    5.70         12/15/2006            41,000
         65,000  WISCONSIN DELLS CDA SERIES A                                           4.65         09/01/2014            66,497
         70,000  WISCONSIN DELLS CDA SERIES A                                           4.80         09/01/2015            71,901
         75,000  WISCONSIN DELLS CDA SERIES A                                           4.90         09/01/2016            77,243
         80,000  WISCONSIN DELLS CDA SERIES A                                           5.00         09/01/2017            82,471

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
WISCONSIN (continued)
$       165,000  WISCONSIN HFA REVENUE (HOUSING REVENUE LOC)                            6.10%        12/01/2017     $     181,048
      1,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, AMBAC INSURED)                                       4.70         11/01/2025         1,005,840
      1,750,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, AMBAC INSURED)                                       4.90         11/01/2035         1,764,997

                                                                                                                       37,235,152
                                                                                                                    --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $62,061,844)                                                                       62,640,475
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $62,061,844)*                                      98.84%                                                     $  62,640,475
                                                       -------                                                      --------------

OTHER ASSETS AND LIABILITIES, NET                         1.16                                                            737,387
                                                       -------                                                      --------------

TOTAL NET ASSETS                                        100.00%                                                     $  63,377,862
                                                       -------                                                      --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


5


NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.


ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  May 23, 2006


/S/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 23, 2006


/S/ A. Erdem Cimen
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Wells Fargo Funds Trust


                                            By:      /S/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President


                                            By:  /S/ A. Erdem Cimen

                                                     A. Erdem Cimen
                                                     Treasurer

Date: May 23, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             Wells Fargo Funds Trust


                                             By:      /S/ Karla M. Rabusch

                                                      Karla M. Rabusch
                                                      President


                                             By:  /S/ A. Erdem Cimen

                                                      A. Erdem Cimen
                                                      Treasurer

Date: May 23, 2006